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                                                        '33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 14, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933     [X]
Post-Effective  Amendment  No.  60                                 [X]

                                     and/or

REGISTRATION  STATEMENT  UNDER  THE
INVESTMENT  COMPANY  ACT  OF  1940
Amendment  No.  61                                                 [X]

                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 12OO RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

     Registrant's Telephone Number, including Area Code:     (484) 530-1300

                                    Send Copies of Communications to:
MS. ELIZABETH A. DAVIN, ESQ.        MR. DUANE LASSITER, ESQ.
NATIONWIDE PLAZA                    STRADLEY  RONON  STEVENS  &  YOUNG,  LLP
COLUMBUS, OHIO 43215                COMMERCE SQUARE
                                    PHILADELPHIA, PENNSYLVANIA 19103

(NAME AND ADDRESS OF AGENT FOR SERVICE)

It  is  proposed that this filing will become effective: (check appropriate box)

[   ]  immediately  upon  filing  pursuant  to  paragraph  (b)
[   ]  on  ____________,  2003  pursuant  to  paragraph  (b)
[   ]  60  days  after  filing  pursuant  to  paragraph  (a)(1)
[   ]  on  ____________,  2003  pursuant  to  paragraph  (a)(1)
[ X ]  75  days  after  filing  pursuant  to  paragraph  (a)(2)
[   ]  on  [date]  pursuant  to  paragraph  (a)(2)  of  rule  485.

If  appropriate,  check  the  following  box:

     [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (the "Amendment") is being filed under Rule 485(a) and includes (i) the prospectus for the Gartmore GVIT Principal Protected Fund, a new series of the Registrant and (ii) the combined Statement of Additional Information for all the series of the Registrant, as amended to include information regarding the new series.
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
                GARTMORE GVIT NATIONWIDE PRINCIPAL PROTECTED FUND

                                   PROSPECTUS

                                  MAY  __, 2003

              AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE
                 COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS
               FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS
             IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

The initial offering of Fund shares is expected to run from _______, 2003 through ___________, 2003 (unless it is closed early or extended). Payment for all purchases during the Offering Period must be received by ______________, 2003. After _____, 2003, and until the end of the Guarantee Period, shares will only be issued upon reinvestment of dividends and distributions.

FUND  SUMMARY

This prospectus provides information about the Gartmore GVIT Nationwide Principal Protected Fund. The following section summarizes key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Fund. The Fund's investment objective can be changed without shareholder approval. Use the summary to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More
About the Fund" beginning on page _. "You" and "your" refer to both direct shareholders and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (each a "variable insurance contract").

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time.

OVERVIEW

The Fund seeks to provide investors with some of the upside earnings potential available in rising equity markets, but also to provide a hedge against a falling equity marketplace. To do that, the Fund offers to return to investors who maintain their investment for the entire Guarantee Period (which will last seven years) at least their Guaranteed Amount. The Guaranteed Amount (as described in greater detail below) is the initial value of the investor's account at the beginning of the Guarantee Period. The Guaranteed Amount may be reduced by certain extraordinary expenses or as a result of certain decreases in the Fund's net assets if the Fund or its service providers do not perform as required under the Fund's Capital Protection Agreement (as described below). The Guaranteed Amount also does not include the amount of sales charges or other expenses that your variable insurance contract may impose. In order to receive the Guaranteed Amount at the end of seven years, you must maintain your investment, not redeem any shares and automatically reinvest all dividends and distributions in additional shares of the Fund during the entire Guarantee Period. The Guaranteed Amount does not cover the expenses and sales charges associated with your variable insurance contract.

The Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period (as described below). Shares of the Fund will be offered during an initial Offering Period but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends and distributions. The initial Offering Period will run from ______, 2003 through __, 2003, unless extended. It is also possible that the Fund might decide to close the Offering Period early in its discretion. The Fund may also decide, in its discretion, not to commence the Guarantee Period if it does not receive at least $50 million in investments during the initial Offering Period or if market conditions are not favorable to launch the Fund. If the Guarantee Period is not commenced and the Fund is liquidated, you will receive any net income earned on your shares during the Offering Period. The Fund will be offered on a continuous basis during the Post Guarantee Period.

OFFERING PERIOD. The Offering Period is expected to run from ______, 2003 through___________, 2003. Gartmore Mutual Fund Capital Trust (GMF), the Fund's investment adviser, reserves the right to extend the Offering Period until no later than _______, 2003. It is also possible that the Fund might decide to close the Offering Period early in its discretion. All orders and applications to purchase shares must be received by the Fund as of 4:00 p.m. ET on the last day of the Offering Period. During the Offering Period, Fund assets will be invested primarily in high quality money market instruments and short-term debt securities. Although the Fund will invest in high quality short-term money market and debt securities during the Offering Period in order to minimize this possibility, your investment could decrease in value during that period so that your Guaranteed Amount is less than your initial investment.

GUARANTEE PERIOD. The Guarantee Period will run from the second business day after the end of the Offering Period through seven years from that date, or if that day is not a business day, the first business day thereafter (the
"Guarantee Maturity Date"). During the Guarantee Period, the Fund will seek total return through a flexible combination of capital appreciation and current income to the extent possible while preserving principal. The Fund's assets will generally be allocated between a "Total Return Component" (consisting primarily of equity securities) and a "Protection Component" (consisting primarily of high quality debt securities) during the Guarantee Period.

The Fund has entered into a Capital Protection Agreement with AIG Financial Products Corp. (the "Capital Protection Provider"), in order to ensure that the Fund will be able to redeem any shareholder's account on the Guarantee Maturity Date at the Guaranteed Amount, provided that such shareholder reinvests all dividends and distributions received from the Fund and redeems no shares.

Under the Capital Protection Agreement, if the assets of the Fund do not meet certain requirements or certain other conditions occur during the Guarantee Period (including noncompliance with the certain agreed upon investment parameters) (each, a "Trigger Event", as further described below), then the Fund may be required to liquidate its assets in both the Total Return Component and the Protection Component (other than certain zero coupon U.S. government securities it then holds), and will pay the proceeds of that liquidation to the Capital Protection Provider. In exchange for those proceeds, the Capital
Protection Provider will deliver to the Fund zero coupon U.S. government securities with a face amount that, together with the face amount of any zero coupon U.S. government securities then held by the Fund, equals at least the aggregate Guaranteed Amount (if this occurs, the Fund will be irreversibly invested in such zero coupon U.S. government securities for the remainder of the Guarantee Period and a "Zero Coupon Investment Period" will begin). If the Fund moves into a Zero Coupon Investment Period, the Fund will be required to hold the zero coupon U.S. government securities to maturity except to the extent that they need to be sold to cover shareholder redemptions and Fund expenses. At the end of the Guaranteed Period, the Fund will inform the Capital Protection Provider whether there are sufficient Fund assets to pay the aggregate Guaranteed Amounts to the remaining shareholders. If there are not sufficient assets on the Guarantee Maturity Date and assuming that the Fund and its service providers have performed as required under the Capital Protection Agreement, the Capital Protection Provider will then pay to the Fund an amount of cash that, together with the available cash at the Fund, equals the aggregate Guaranteed Amount.

The Capital Protection Provider is a Delaware corporation. The Capital Protection Provider and its subsidiaries conduct, primarily as principal, a financial derivative products business. The Capital Protection Provider also enters into investment contracts and other structured transactions, and invests in a diversified portfolio of securities. In the course of conducting its business, the Capital Protection Provider also engages in a variety of other related transactions. AIG, Inc. (AIG), the Capital Protection Provider's parent, is also organized as a Delaware corporation. AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services, and retirement savings and asset management. AIG has unconditionally guaranteed the payment obligations of the Capital Protection Provider arising under the Capital Protection Agreement.

Your Guaranteed Amount is the initial value of your account as of the beginning of the Guarantee Period. Your Guaranteed Amount will be reduced, as more fully described below, if you take any dividends or distributions in cash instead of automatically reinvesting them in additional shares of the Fund or redeems any shares before the Guarantee Maturity Date. " Your Guaranteed Amount" may also be reduced by:

- any extraordinary expenses incurred by the Fund that are not covered by the Capital Protection Agreement (including, for example, legal fees or other costs of litigating a claim brought against the Fund); and

- any reduction in the Fund's net assets because the Fund, GMF or its other service providers do not perform as required under the Capital Protection Agreement.

Although the Fund never restricts your ability to redeem your shares or to take dividends or distributions in cash instead of reinvesting them, you will be reducing or eliminating the benefit of the Capital Protection if you do so during the Guarantee Period. As a result, shareholders who redeem during the Guarantee Period will bear the cost of the Capital Protection Agreement without receiving any corresponding benefit.

POST GUARANTEE PERIOD. During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the Fund expects to seek total return through a flexible combination of capital appreciation and current income. During this period, the Fund's investments will be primarily common stocks and other equity securities.

DURING THE OFFERING PERIOD AND THE POST GUARANTEE PERIOD, THE CAPITAL PROTECTION AGREEMENT DOES NOT PROTECT THE FUND FROM REDUCTIONS IN THE MARKET VALUE OF ITS ASSETS. THEREFORE, THE VALUE OF YOUR ACCOUNT COULD GO DOWN DURING THESE PERIODS.

WHO  SHOULD  INVEST  IN  THE  FUND

The  Fund  may  be  an  appropriate  investment  for  you  if  :

-    Your  investment  horizon  is  at  least  seven  years.

- You do not expect to need distributions or withdrawals during the next seven years.

- You seek some of the growth potential of the stock market but are willing to accept reduced or no participation in the stock market in order to guarantee the amount of your principal.

-    You  want  a  professionally  managed  and  diversified  portfolio.

A  QUICK  NOTE  ABOUT  THE  FUND

This prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in its accompanying prospectus.

FUND  SUMMARY  -  GARTMORE  NATIONWIDE  PRINCIPAL  PROTECTED  FUND

OBJECTIVE  AND  PRINCIPAL  STRATEGY  DURING  THE  GUARANTEE  PERIOD

The Fund seeks total return through a flexible combination of capital appreciation and current income to the extent possible while preserving principal. There can be no guarantee that the Fund will achieve its objective.

Under normal market conditions, during the Guarantee Period the Fund's assets are allocated between a:

-TOTAL  RETURN  COMPONENT,  consisting  primarily  of  equity  securities, and a

- PROTECTION COMPONENT, consisting primarily of high quality debt securities, which may include a significant portion of zero coupon securities.

If a Trigger Event occurs prior to the Guarantee Maturity Date, the Fund may be required to liquidate all assets held in the Total Return Component and the Protection Component (except for certain zero coupon U.S. government securities held by the Fund). The Fund then will irrevocably allocate all of its assets to zero coupon U.S. government securities scheduled to mature within one year before the end of the Guarantee Period, and a Zero Coupon Investment Period will commence. During a Zero Coupon Investment Period, the Fund will be required to hold zero coupon U.S. government securities to maturity, except to the extent that they need to be sold to cover shareholder redemptions and Fund expenses.

TOTAL RETURN COMPONENT - The Fund's Total Return Component invests primarily in common stocks and convertible securities. The portfolio managers consider the following factors when choosing companies to purchase:

-     Above  average  revenue  growth,
-     Consistent  earnings  growth,
-     Above  average  earnings  growth,  and
-     Attractive  valuation.

The  portfolio  managers  usually  will  sell  securities  if:

-     There  is  a  significant  increase  in  share  price,
-     The  outlook  of  a  company's  earnings  becomes  less  attractive,  and
-     More  favorable  opportunities  are  identified.

[SIDE  BAR]

TOTAL  RETURN

Generally, total return means a combination of income and capital appreciation. In other words, the Fund looks for stocks and other securities that may pay dividends and other income, instead of relying solely on the security's prospects for increasing in value. Because, in most cases, a stock is more certain to pay its scheduled dividends than increase in value, a total return approach can help a fund achieve more stable, dependable returns.

PROTECTION COMPONENT - The Fund's Protection Component invests primarily in high quality debt securities. The portfolio managers of the Protection Component will manage the Fund on a duration neutral basis so that the duration of the Protection Component is approximately equal to the period remaining in the Guarantee Period. The Protection Component will consist primarily of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, which may include zero coupon securities. It may also invest in asset-backed securities, which will be rated in the highest two categories by a nationally recognized rating agency (rating agency) such as Standard and Poor's Ratings Service or Moody's Investors Service, or, if unrated, judged by the Protection Component's portfolio managers to be of equivalent quality. The asset-backed securities that the Fund purchases will generally be structured to provide fairly certain cash flows and to mitigate prepayment and extension risks (as described below). The Fund may also invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities), money market instruments and other debt instruments.

[SIDE  BAR]

DURATION is a measure of the expected life of the Fund's portfolio on a present value basis reflecting both principal and interest payments.

ASSET ALLOCATION - The Fund's assets will be allocated between equity securities in the Total Return Component and debt securities in the Protection Component. GMF will evaluate the relative allocation between equity and debt securities daily and make any necessary adjustments to the Fund's portfolio. It is believed that the initial allocation will be __% to __% to the Total Return Component with the remaining assets allocated to the Protection Component, but it cannot be approximated or known with certainty until the end of the Offering Period. The allocation during the Guarantee Period will fluctuate in response to changes in the securities markets and application of certain provisions of the terms of the Capital Protection Agreement (the "Fund Allocation Conditions") that determine the allocation of the Fund's assets between the Total Return Component and the Protection Component. Factors reflected in the asset allocation methodology include, but are not limited to:

- The market value of the Fund's assets as compared to the aggregate Guaranteed Amount

-    The  prevailing  level  of  interest  rates

-    The  volatility  of  the  equity  markets

-    The  length  of  time  remaining  until  the  Guarantee  Maturity  Date

Because market conditions and the level of interest rates are subject to change and because GMF evaluates its asset allocation on a daily basis, it is impossible to say with certainty how much of the Fund's assets will be allocated to a particular component over any period of time. In general, as the market value of the Total Return Component rises, more assets will be allocated to the Total Return Component, and as the market value of the Total Return Component declines, more assets will be allocated to the Protection Component. IN THE EVENT OF A SIGNIFICANT DECLINE IN THE VALUE OF THE TOTAL RETURN COMPONENT, ALL OF THE FUND'S ASSETS MAY BE IRREVOCABLY ALLOCATED TO ZERO COUPON U.S. GOVERNMENT SECURITIES AND A ZERO COUPON INVESTMENT PERIOD WILL BEGIN. Conversely, it is possible, although unlikely, that changes in market conditions and in the level of interest rates could cause the Fund to allocate all or substantially all of the Fund's assets to the Total Return Component. Under the Fund Allocation Conditions, the Fund is also required to satisfy certain risk management requirements, which will also restrict the manner in which the Fund may invest its assets. The Fund's holdings of cash and cash equivalents during the Guarantee Period will generally be limited to an amount necessary to meet anticipated expenses and redemptions and to limit portfolio turnover.

The Fund expects to have a portfolio turnover rate in excess of 200% due to its asset allocation strategies, which may result in higher taxable distributions to shareholders and higher transaction costs than a comparable investment without the benefit of the Capital Protection Agreement would produce.

PRINCIPAL  RISKS  DURING  THE  GUARANTEE  PERIOD

The principal risks of an investment in the Fund during the Guarantee Period are those generally attributable to stock and bond investing. The success of the Fund's strategy depends on the Fund's ability to allocate assets between the Total Return Component and the Protection Component and to select investments within each component, subject to the investment parameters of the Capital Protection Agreement, including the investment guidelines that determine the separate composition of each of the Total Return Component and the Protection Component (the "Investment Management Guidelines") and the Fund Allocation Conditions. BECAUSE THE FUND INVESTS IN BOTH STOCKS AND DEBT SECURITIES, THE FUND MAY UNDERPERFORM STOCK FUNDS WHEN STOCKS ARE IN FAVOR AND UNDERPERFORM BOND FUNDS WHEN DEBT SECURITIES ARE IN FAVOR.

However, if you automatically reinvest all dividends and distributions and do not redeem any shares during the Guarantee Period, you will be entitled to redeem your shares held on the Guarantee Maturity Date for an amount no less than your Guaranteed Amount.

As with any mutual fund, the value of the Fund's investments - and therefore the value of Fund shares - may go down. Although the Fund will seek to protect the Fund's original principal value at the Guarantee Maturity Date, the value of the Fund's shares will fluctuate during the Guarantee Period and may decline below the original principal value. Changes in the value of the Fund's shares may occur because a particular stock in which the Fund invests is rising or falling, or in response to interest rate changes. Also, GMF may select securities that underperform the stock market, the relevant indices or other funds with similar investment objectives and investment strategies. At other times, there are specific factors that may affect the value of a particular investment. You could lose money by investing in the Fund if you redeem your shares prior to the Guarantee Maturity Date or if the value of the Fund's investments goes down and the Capital Protection Provider and AIG are unable to meet their respective obligations under the Capital Protection Agreement and the related guarantee.

RISKS  ASSOCIATED  WITH  THE  CAPITAL  PROTECTION  AGREEMENT

The Fund has entered into the Capital Protection Agreement with the Capital Protection Provider to ensure that on the Guarantee Maturity Date each shareholder will be able to redeem his or her shares at his or her Guaranteed Amount. It is possible that the financial position of the Capital Protection Provider and AIG, which has guaranteed the Capital Protection Provider's payment obligations under the Capital Protection Agreement, may deteriorate and they would be unable to satisfy their respective obligations under the Capital Protection Agreement and the related guarantee. In such event, shareholders will receive the Fund's net asset value if they redeem their shares on the Guarantee Maturity Date, which could be less than the Guaranteed Amount. The Capital Protection Agreement is solely the obligation of the Capital Protection Provider, whose payment obligations are guaranteed by AIG. Neither the Fund nor the Guaranteed Amount is guaranteed by GMF, Nationwide Mutual Insurance Company or their affiliates, the United States Government, or any other person. While the Capital Protection Agreement will protect the Fund from any reductions in the Fund's net asset value that are attributable to fluctuations in the market value of the Fund's asset, other reductions may occur if the Fund, GMF or its other service providers do not perform as required under the Capital Protection Agreement.

The Capital Protection Agreement requires GMF to manage the Fund in accordance with the Investment Management Guidelines and the Fund Allocation Conditions, which are part of the agreement, in an attempt to limit the Fund's and the Capital Protection Provider's risk. The Investment Management Guidelines and the Fund Allocation Conditions are designed to reduce, but do not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the Guaranteed Amount at the Guarantee Maturity Date. In addition, the Investment Management Guidelines, together with the Fund Allocation Conditions, limit the manner in which the Fund may be managed during the Guarantee Period, and thus limit GMF's ability to respond to changing market conditions. If the Fund fails to comply with the Investment Management Guidelines or the Fund Allocation Conditions or otherwise does not perform as required under the Capital Protection Agreement, a Trigger Event may occur and subject to the Fund's limited ability to cure the Trigger Event, a Zero Coupon Investment Period may begin.

PORTFOLIO TURNOVER RISK. The portfolio managers may engage in active and frequent trading of securities if they believe that doing so is in the best interest of the Fund and to implement the Fund's asset allocation strategies. This can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning shares of the Fund.

TOTAL  RETURN  COMPONENT  RISK

STOCK MARKET RISK. Stock market risk is the risk that the Fund (or the Total Return Component during the Guarantee Period) could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

PROTECTION  COMPONENT  RISK

INTEREST RATE. The principal risk associated with investing in debt securities is interest rate risk. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes.

As described above, the Fund seeks to maintain the duration of the Protection Component approximately equal to the period remaining in the Guarantee Period. This means that the Fund will initially attempt to structure the Protection Component so that its portfolio of securities has a duration of seven years (the period remaining in the Guarantee Period). As the Fund draws nearer to the Guarantee Maturity Date, the duration of the Protection Component will be reduced. As a result, the Fund will be more susceptible to the risk of rising interest rates early in the Guarantee Period, when its Protection Component is likely to have a longer duration.

Because the Fund contains a significant amount of zero coupon securities (and which may include STRIPS), the market value of the Fund's assets generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. The Fund accrues income on these zero coupon securities for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's cash distribution obligations. In such event, the Fund will forego the purchase of additional income producing assets with these assets.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns.

PREPAYMENT AND EXTENSION RISK. The issuers of asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Protection Component may have to reinvest the proceeds from prepayments at lower rates. When asset-backed securities are prepaid, the Protection Component of the Fund may also fail to recover premiums paid for securities, resulting in an unexpected capital loss. Changes in prepayment rates can also make the price and yield of asset-backed securities volatile.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Extension risk is the risk that payments or principal may occur later than expected, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the subadviser anticipated, affecting the maturity and volatility of the Protection Component.

RISKS  ASSOCIATED  WITH  ASSET  ALLOCATION

If interest rates are low at the inception of the Guarantee Period, Fund assets may be largely invested in the Protection Component (particularly zero coupon securities) in order to increase the likelihood of preserving the original principal value of the Fund. If Fund assets are largely invested in the Protection Component, the Fund's exposure to equity markets will be reduced and the Fund will be more highly correlated with debt securities. In addition, if during the Guarantee Period the equity markets and consequently the Total Return Component experiences a major decline, the Fund's assets may become largely or entirely invested in the Protection Component. In fact, if the value of the Total Return Component were to decline significantly (whether within a short period of time or over a protracted period), a Zero Coupon Investment Period would commence, and the Fund would then be required to completely and irreversiblely allocate its assets to zero coupon U.S. government securities. In the Zero Coupon Investment Period, the Fund would not participate in any subsequent recovery in the equity markets. Investment in the Protection Component during the Guarantee Period reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity compared to a portfolio that is more heavily invested in equities. In addition, the Investment Management Guidelines and Fund Allocation Conditions require the Fund to be managed within certain investment parameters during the Guarantee Period. Accordingly, the Investment Management Guidelines and Fund Allocation Conditions could limit the Fund's ability to alter the allocation of Fund assets during the Guarantee Period in response to changing market conditions.

SHARES OF THE FUND MAY FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND IF:

- THE FUND INCURS CERTAIN EXPENSES THAT ARE NOT COVERED BY THE FUND'S EXPENSE LIMITATION AGREEMENT, SUCH AS LITIGATION EXPENSES, UNUSUAL LEGAL FEES OR OTHER EXTRAORDINARY EXPENSES

-    YOU  DO  NOT  AUTOMATICALLY  REINVEST  DIVIDENDS  AND  DISTRIBUTIONS

-    YOU  REDEEM  YOUR  SHARES  PRIOR  TO  THE  GUARANTEE  MATURITY  DATE

-    YOU  CONTINUE  TO  HOLD  FUND  SHARES  AFTER  THE  GUARANTEE MATURITY DATE

- THE CAPITAL PROTECTION PROVIDER OR AIG BECOMES INSOLVENT OR ITS CREDITWORTHINESS DETERIORATES AND THE CAPITAL PROTECTION PROVIDER IS UNABLE TO MEET ITS OBLIGATIONS TO THE FUND.

For more detailed information about the Fund's investments and risks, see "More About the Fund" on page __.

OBJECTIVE  AND  PRINCIPAL  STRATEGY  DURING  THE  POST  GUARANTEE  PERIOD
The Fund seeks total return through a flexible combination of capital appreciation and current income.

There  can  be  no  guarantee  that  the  Fund  will  achieve  its  objective.

After the Guarantee Maturity Date, the Fund will, in the ordinary course of its investment activities, sell most or all of its assets in the Protection
Component and increase the Total Return Component as soon as reasonably practicable. During the Post Guarantee Period, the Fund's principal investment strategies are the same as those described under "Total Return Component" on page ___.

[During the Post Guarantee Period, the Board of Trustees of the Trust may, in its discretion, cause the Fund to invest all of its assets in shares of another mutual fund with the same investment objective (in a master/feeder structure) without shareholder approval (if such change is permitted by the Trust's organizational documents and applicable law). In such event, the Fund will become a "feeder" fund in a master/feeder structure and will no longer make direct investments in securities.

The Board of Trustees of the Trust may also cause the Fund to be liquidated or combined with another fund (without shareholder approval to the extent permitted by the Trust's organizational documents), unless otherwise required by law.

To the extent that the Fund becomes a feeder fund, is liquidated or combined with another fund without obtaining shareholder approval, shareholders will receive 60 days notice before the changes are made.]

PRINCIPAL  RISKS  DURING  THE  POST  GUARANTEE  PERIOD

Generally, the principal risks of the Fund during the Post Guarantee Period are the same as the principal risks of the Total Return Component during the Guarantee Period (primarily stock market risk), except that the Fund will not have the benefit of the Capital Protection Agreement.

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio managers' ability to assess economic conditions and investment opportunities.

PERFORMANCE

No performance information is provided because the Fund had not begun operations as of the date of this prospectus.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



Shareholder Fees1
(paid directly from your investment). . . . . . . .  None

Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees2. . . . . . . . . . . . . . . . . .  0.60%

Distribution and/or Service (12b-1) Fees. . . . . .  0.25%

Other Expenses3, 4  . . . . . . . . . . . . . . . .  1.10%

TOTAL ANNUAL FUND OPERATING EXPENSES. . . . . . . .  1.95%

Amount of Fee Waivers/ Expense Reimbursements . . .  0.15%

TOTAL ANNUAL FUND OPERATING EXPENSES
(After Waivers/Reimbursements)5 . . . . . . . . . .  1.80%

1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders as described in the variable insurance contract prospectus.

2 The management fee will vary during the stages of the Fund's investment program. The table sets forth the highest advisory fee which is the fee that will generally be paid during the Guarantee Period and Post Guarantee Period. During the Offering Period, the management fee will be 0.40%. See "Management-Investment Adviser" on page ___.

3 A fee associated with the Capital Protection Agreement at an annual rate of 0.75% of the average daily net assets of the Fund payable to the Capital Protection Provider is included in "Other Expenses." This fee is only applicable during the Guarantee Period. See "The Capital Protection Agreement on page ___ for more information.

4 As a new Fund, these are estimates for the current fiscal year ending December 31, 2003. These estimates do not take into account the expense limitation agreement between the Fund and GMF.

5 GMF and the Trust have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 1.80% during the Guarantee Period (through at least _______________, 2010), unless the Fund enters a Zero Coupon Investment Period at which time the expenses will not exceed 1.25%. During the Offering Period, the expenses will not exceed [0.85]%. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that such reimbursement will not cause the expenses of the Fund to exceed the expense limitations noted above. GMF may request and receive reimbursement of fees that GMF previously waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.




This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                 1 YEAR   3 YEARS
                 $    __  $     __

MORE  ABOUT  THE  FUND

[THE  CAPITAL  PROTECTION  AGREEMENT

While the Fund seeks to provide investors with the upside earnings potential available in rising equity markets to the extent assets are allocated to the Total Return Component, the Fund also seeks to provide protection against a falling equity marketplace by allocating a portion of its assets to the Protection Component and by entering into the Capital Protection Agreement. To the extent that assets are allocated to the Protection Component, rather than the Total Return Component, during the Guarantee Period, the Fund's ability to participate in upward equity market movements will be reduced. The Fund has entered into the Capital Protection Agreement to ensure that on the Guarantee Maturity Date, the Fund will be able to pay to each shareholder who chooses to redeem his or her shares an amount not less than the Guaranteed Amount, provided that the particular shareholder has automatically reinvested all dividends and distributions received from the Fund and has redeemed no shares. The Fund (and not the Fund's shareholders) is the party to the Capital Protection Agreement. The Fund's shareholders have no rights or claims against the Capital Protection Provider or AIG under the terms of the Capital Protection Agreement or the related guarantee should either the Capital Protection Provider or AIG fail to fulfill its obligations. The Capital Protection Agreement requires GMF to comply with certain agreed upon investment parameters, including the Investment Management Guidelines and Fund Allocation Conditions. These investment parameters are intended to reduce, but do not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the aggregate Guaranteed Amount at the Guarantee Maturity Date. If the Fund fails to comply with the agreed-upon investment parameters or otherwise does not perform as required under the Capital Protection Agreement, a Trigger Event may occur and a Zero Coupon Investment Period may begin. If a Zero Coupon Investment Period begins, the Fund will be required to liquidate its assets in both the Total Return Component and the Protection Component (other than certain zero coupon U.S. government securities it then holds), and will pay the proceeds of that liquidation to the Capital Protection Provider. In exchange for those proceeds, the Capital Protection Provider will deliver to the Fund zero coupon U.S. government securities with a face amount that, together with the face amount of any zero coupon U.S. government securities then held by the Fund, equals at least the aggregate Guaranteed Amount. The Fund will be required to hold zero coupon U.S. government securities until maturity, except to the extent that they need to be sold to cover shareholder redemptions and Fund expenses. At the end of the Guarantee Period, the Fund will inform the Capital Protection
Provider whether there are sufficient Fund assets to pay the aggregate Guaranteed Amount to the remaining shareholders. If there are not sufficient assets and assuming that the Fund's assets have not been reduced by causes other than fluctuations in the market value of the Fund's assets and redemptions from the Fund, the Capital Protection Provider will then pay to the Fund an amount of cash that, together with the available cash at the Fund, equals the aggregate Guaranteed Amount.

The Capital Protection Agreement will protect the Fund from fluctuations in the market value of the Fund's assets which would make the Fund unable to pay the aggregate Guaranteed Amounts to shareholders as of the Guarantee Maturity Date. The Capital Protection Provider may reduce its payment obligations under the Capital Protection Agreement under certain circumstances, particularly if the Fund incurs extraordinary expenses or if there is a reduction in the Fund's net assets because the Fund or its service providers do not perform as required under the agreement, for example, if the Fund is not managed according to the Investment Management Guidelines or the Fund Allocation Conditions.

During the Guarantee Period (up until the commencement of a Zero Coupon Investment Period), the Fund will pay to the Capital Protection Provider, under the Capital Protection Agreement, an annual fee equal to 0.75% of the average daily net assets of the Fund during the Guarantee Period. If the Fund moves into a Zero Coupon Investment Period and all of the Fund's assets are irreversibly invested in zero coupon U.S. government securities, the amount of the fee paid to the Capital Protection Provider will be decreased to an annual fee of 0.40% of the average daily net assets of the Fund for the remainder of the Guarantee Period, provided that in no event will this fee be less than 0.25% of the value of the Fund's net assets at the beginning of the Guarantee Period . This may occur at any point during the Guarantee Period up until the Guarantee Maturity Date. The Capital Protection Provider's payment obligations under the Capital Protection Agreement are guaranteed by AIG, its parent. A shareholder's ability to receive the Guaranteed Amount may depend on the financial condition of the Capital Protection Provider and AIG and their ability to meet their obligations to the Fund. If the Capital Protection Provider and AIG become insolvent or their credit deteriorates substantially, the Capital Protection Provider and AIG may not be able to perform as required by the Capital Protection Agreement and the related AIG guarantee. In such event, the Fund could take a variety of actions, including replacing the Capital Protection Agreement. In such circumstances, shareholders could suffer a loss of principal. During the Post-Guarantee Period, an investment in the Fund will no longer receive the benefit of the Capital Protection Agreement.

If you maintain your fund investment through the Guarantee Maturity Date, make no redemptions, and reinvest all dividends and distributions, on the Guarantee Maturity Date you will be entitled to redeem your shares held as of the Guarantee Maturity Date for no less than:

-    the  amount you paid for your shares minus any front-end sales charges plus

- your share of the Fund's net income during the Offering Period (assuming you bought your shares before the last day of the Offering Period) minus

- an adjustment to reflect certain fund expenses, if any, during the Guarantee Period that are not covered by the Expense Limitation Agreement with GMF or any other adjustment that is required by the Capital Protection Agreement.

The Trust's Board of Trustees may terminate or amend the terms of the Capital Protection Agreement at any time without shareholder approval, if the Board determines in its reasonable judgment that it is in the best interests of the Fund and its shareholders to do so [and such termination or amendment is agreed to by the Capital Protection Provider]. To the extent practicable, shareholders would be given at least 60 days prior written notice of any termination of the Capital Protection Agreement. In the event of such termination, the Trust's Board of Trustees would consider reasonable alternatives and seek to act in the best interests of shareholders. In the event of the termination of the Capital Protection Agreement, the Fund would not be able to pay your Guaranteed Amount if and to the extent that the value of your account is less than your Guaranteed Amount on the Guarantee Maturity Date unless the Fund is able to replace the Capital Protection Agreement. Replacement of the Capital Protection Agreement may entail substantial additional expense to the Fund.

The Capital Protection Provider is a Delaware corporation. The Capital Protection Provider and its subsidiaries conduct, primarily as principal, a financial derivative products business. The Capital Protection Provider also enters into investment contracts and other structured transactions, and invests in a diversified portfolio of securities. In the course of conducting its business, the Capital Protection Provider also engages in a variety of other related transactions. AIG is also organized as a Delaware corporation. AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services, and retirement savings and asset management. AIG has previously issued guarantees of the Capital Protection Provider's payment obligations in numerous contexts. Additional information about the Capital Protection Provider and AIG can be found in the Statement of Additional Information (SAI) and in the reports filed with the Securities and Exchange Commission by AIG.

The Capital Protection Provider and AIG have not participated in the organization of the Fund or the preparation of this Prospectus, and make no representation regarding the advisability of an investment in the Fund.

The Fund will provide you with a copy of the most recent publicly available annual or quarterly report of AIG, free of charge, upon your request. The annual report of AIG contains a summary of selected financial information. Additionally, each quarterly report of AIG contains financial information. To receive a copy of these reports, please contact the Fund at the telephone number or write to the Fund at the address shown on the outside back cover of this prospectus.

See Appendix A to this Prospectus and the SAI for information on the calculation of the Guaranteed Amount and additional details about the Capital Protection Agreement.

TEMPORARY  INVESTMENTS

Generally, the Fund will be fully invested in accordance with its investment objective and strategies during the Guarantee and Post Guarantee Periods. However, during the Offering Period or at any other time pending investment of cash balances or if GMF believes that business, economic, political or financial conditions warrant, the Fund, subject to the Investment Management Guidelines and the Fund Allocation Conditions, may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities;
(2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits ; shares of other investment companies (which may include affiliates of the Fund) that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

OTHER  PRINCIPAL  INVESTMENTS  AND  TECHNIQUES

The Fund may use the following principal investments and techniques described below in an effort to increase returns, protect assets or diversify investments. These techniques are subject to certain risks.

The SAI contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.

CONVERTIBLE SECURITIES (TOTAL RETURN COMPONENT). The Fund may invest in convertible securities-also known as convertibles-including bonds, debentures, notes, preferred stocks and other securities. Convertibles are hybrid securities that have characteristics of both debt and stocks. Like debt securities, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as the underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with debt securities as a source of regular income. Therefore, if interest rates increase and "newer," better paying debt securities become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar nonconvertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). [Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a rating agency, or they are not rated at all.]

U.S.  GOVERNMENT  SECURITIES  (PROTECTION  COMPONENT).  These securities include
U.S. Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association (GNMA), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;

-    The  Federal  Home  Loan  Banks;

-    The  Federal  National  Mortgage  Association  (FNMA);

- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation (FHLMC); and

-    The  Federal  Farm  Credit  Banks.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. With respect to credit risk, securities issued by some government agencies are only backed by the issuing agency, and do contain some credit risk. Securities issued and backed by the U.S. government are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk.

ZERO-COUPON SECURITIES (PROTECTION COMPONENT). Zero coupon securities are debt securities that pay no interest during the life of the security and are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be.

Zero-coupon securities may be subject to greater price changes, as a result of changing interest rates, than debt securities that make regular interest payments. Their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates than debt securities that make regular interest payments. Although they are not traded on a national securities exchange, they are widely traded by brokers and dealers, and are considered liquid. Investors in zero-coupon securities are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. So, to avoid federal income tax liability, the Fund may be required to make distributions to shareholders and may have to sell some of its assets at inappropriate times in order to generate cash to make the distributions.

[ASSET-BACKED SECURITIES (PROTECTION COMPONENT). Asset-backed securities are securities that are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private issuers and are subject to interest rate, credit and prepayment [and extension] risks.

With respect to prepayment risk, when interest rates fall, debtors may refinance their loans and the asset-backed securities may be paid off sooner than anticipated. Reinvesting the returned principal in a lower interest-rate market would reduce the Fund's income. Asset-backed securities are also subject to extension risk as described above if rates increase and prepayments slow, and the possibility of losing principal as a result of faster than anticipated prepayment of securities purchased at a premium.

FLOATING- AND VARIABLE-RATE SECURITIES (PROTECTION COMPONENT). Floating- and variable-rate securities do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes to the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon some underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to interest rate risk like other debt securities. In addition, because they may be callable, they are also subject to the risk that the Fund will be repaid prior to the stated maturity, and the repaid principal will be reinvested when the market is paying a lower interest rate, reducing the Fund's income. The Fund will only purchase floating- and variable-rate securities of the same quality as the debt securities it would otherwise purchase.

DURATION (PROTECTION COMPONENT). Duration is a calculation that seeks to measure the price sensitivity of a debt security or a mutual fund that primarily invests in debt securities to changes in interest rates. It measures this sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and are then multiplied by the number of years they will be received to produce a value expressed in years-the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.

OTHER  INFORMATION  ABOUT  THE  RISKS  OF  THE  FUND

RISKS ASSOCIATED WITH RESTRICTIONS UNDER CAPITAL PROTECTION AGREEMENT - To comply with the Fund Allocation Conditions, the Capital Protection Agreement requires GMF to make allocation decisions that limit the Fund's allocation of assets to the Total Return Component. As a result, use of the Protection Component reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity compared to a portfolio that is more heavily invested in equities. Together with the Investment Management Guidelines, the Fund Allocation Conditions are designed to reduce, but do not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the Guaranteed Amount on the Guarantee Maturity Date. Accordingly, the Capital Protection Agreement could limit GMF's ability to respond to changing market conditions during the Guarantee Period. If the Fund fails to comply with the agreed-upon investment parameters, including the Investment Management Guidelines or Fund
Allocation Conditions, or otherwise fails to comply with certain restrictions set forth in the Capital Protection Agreement, the Capital Protection Provider may cause the Fund to allocate all of its assets to zero coupon U.S. government securities and a Zero Coupon Investment Period will begin.

RISKS ASSOCIATED WITH ASSET ALLOCATION PROCESS - The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Fund, may increase the Fund's transaction costs and expose shareholders to greater tax consequences.

RISK OF DEFAULT - A shareholder's ability to receive the Guaranteed Amount depends on the financial condition of the Capital Protection Provider and AIG. The Capital Protection is solely an obligation of the Capital Protection Provider, and this obligation is guaranteed by AIG. Consequently, an investment in the Fund involves a risk of loss if the Capital Protection Provider and/or AIG are placed in bankruptcy or receivership, or are otherwise unable to pay their respective obligations or default on their respective obligations, if any. In such event, the Fund could take a variety of actions, including replacing the Capital Protection Agreement with a similar arrangement. In such circumstances, shareholders could suffer a loss of principal.

MANAGEMENT

INVESTMENT  ADVISER

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. GMF was organized in 1999 and advises mutual funds. As of December 31, 2002, GMF and its affiliates had approximately $__ billion in assets under management, including approximately $__ billion managed by GMF.

During the Guarantee and Post Guarantee Periods, the Fund pays GMF a management fee, which is based on the Fund's average daily net assets. The annual management fee payable by the Fund, expressed as a percentage of a Fund's average daily net assets, is 0.60%.

If a Trigger Event occurs and a Zero Coupon Investment Period begins, GMF has contractually agreed to reduce its fee to an annual rate of 0.25% for the remainder of the Guarantee Period.

During  the  Offering  Period,  the  Fund  pays  GMF  a management fee of 0.40%.

[During the Post Guarantee Period, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund during the Post Guarantee Period. The Fund will only do this without shareholder approval if permitted by applicable law and the Trust's organizational documents and after providing shareholders with 60 days prior written notice of the change. All portfolio investments would then be made at the level of the underlying mutual fund and the Fund's investment results would correspond directly to that Fund's investment results. This type of mutual fund structure is sometimes referred to as a "master/feeder" structure. If other entities also invest in the underlying fund, this could enable the Fund to realize economies of scale by investing through an entity with more assets (the underlying fund). However, there are additional costs involved in operating a "master/feeder" structure. If these additional costs are not offset as a result of economies of scale, it is possible that the Fund's expenses would increase rather than decrease if it converts to this structure.]

PORTFOLIO  MANAGERS  -  TOTAL  RETURN  COMPONENT

Simon Melluish and William H. Miller are portfolio co-managers of the Total Return Component of the Fund. Mr. Melluish joined Gartmore Investment Management plc ("GIM"), an affiliate of GMF, in 1995 as an Investment Manager for the Global Portfolio Team. In July 2000, he was appointed head of U.S. equities for GIM. Mr. Melluish is a senior portfolio manager for GMF and also currently co-manages the Gartmore Nationwide Fund and Gartmore GVIT Nationwide Fund and manages the Gartmore Nationwide Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund.

Mr. Miller began co-managing the Gartmore Nationwide Fund and the Gartmore GVIT Nationwide Fund on September 1, 2000. Prior to joining GMF in July 1999, Mr. Miller held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999); Vice President and Assistant Portfolio Manager, Delaware Management Company (1995-1997).

PORTFOLIO  MANGERS  --  PROTECTION  COMPONENT  (TBD)

BUYING  AND  SELLING  FUND  SHARES

WHO  CAN  BUY  SHARES  OF  THE  FUND

Shares of the Fund are currently sold to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, (collectively, "Nationwide") to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts). Shares may also be sold to separate accounts of other insurance companies and to certain Nationwide separate accounts if Nationwide affiliates provide additional services necessary for them to receive 12b-1 fees.

Shares  of  the  Fund  are  not  sold  to  individual  investors.

The separate accounts purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if the Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Fund may sell shares to separate accounts of other unaffiliated insurance companies as well as Nationwide. The Fund currently does not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Fund may offer its shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts that may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Fund and shares of another Fund may be substituted. This might force the Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Gartmore Distribution Services, Inc. (the "Distributor").


BUYING  SHARES

NO NEW SHARES, EXCEPT FOR REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS, WILL BE OFFERED DURING THE GUARANTEE PERIOD.

PURCHASE PRICE. The purchase or "offering" price of each share of the Fund is its "net asset value" (NAV) next determined after the order is received. No sales charge is imposed directly on the purchase of Fund shares; however, your variable insurance contract may impose a sales charge. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV is determined by dividing the total market value of the Fund's assets less the liabilities, by the total number of the Fund's outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Fund  does  not  calculate  NAV  on  the  following  days:

-     New  Year's  Day
-     Martin  Luther  King  Jr.  Day
-     Presidents'  Day
-     Good  Friday
-     Memorial  Day
-     Independence  Day
-     Labor  Day
-     Thanksgiving  Day
-     Christmas  Day
-     Other  days  when  the  New  York  Stock  Exchange  is  not  open.

The  Fund  reserves  the  right  not  to  determine  NAV  when:

-     It  has  not received any orders to purchase, sell, or exchange shares; or
-     Changes  in  the  value  of  the  Fund's  portfolio do not affect the NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust (GSA), as the Fund's administrator, or its agent, determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

SELLING  SHARES

You can sell or, in other words, redeem your shares of the Fund at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV next determined after the order is received. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of the Fund's investments at the time of the sale, except on the Guarantee Maturity Date when you will receive the greater of the then current net asset value or your Guaranteed Amount per share. Redemptions made for any reason prior to the Guarantee Maturity Date will reduce your Guaranteed Amount.

IN ORDER TO RECEIVE YOUR GUARANTEED AMOUNT, YOU MUST SUBMIT A REQUEST TO THE INSURANCE COMPANY ISSUING YOUR VARIABLE INSURANCE CONTRACT TO REDEEM OR EXCHANGE YOUR SHARES ON THE GUARANTEE MATURITY DATE. IF YOU REDEEM YOUR SHARES BEFORE OR AFTER THE GUARANTEE MATURITY DATE, YOU MAY RECEIVE LESS THAN YOUR GUARANTEED AMOUNT.

The Fund may delay or refuse any exchange, transfer or redemption request if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

Under extraordinary circumstances the Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about the Fund's ability to make such a redemption in kind, see the SAI.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of the Fund or the Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

DISTRIBUTION  PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Fund to compensate the Distributor for expenses associated with distributing and selling shares of the Fund and providing shareholder services. Under that Distribution Plan, the Fund pays the Distributor a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's average daily net assets.

Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

DIVIDENDS  AND  DISTRIBUTIONS

Substantially all of the Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by the Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX  STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Fund.

APPENDIX  A

MORE  INFORMATION  ABOUT  THE  GUARANTEED  AMOUNT

The Fund entered into the Capital Protection Agreement to ensure that on the Guarantee Maturity Date, each shareholder who automatically reinvests all dividends and distributions made by the Fund and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares for an amount no less than the Guaranteed Amount. If the value of your account is less than the Guaranteed Amount on the Guarantee Maturity Date, the Fund will be unable to meet its obligations under its capital protection guarantee. The following example assumes that if the Fund is unable to meet its obligations under the guarantee, Capital Protection Provider will perform its payment obligations under the Capital Protection Agreement and will make any payment required thereunder.

Example. How to calculate your Guaranteed Amount.* Assume you have $20,000 to invest in Fund shares and the public offering price is $10.00 per share. $_____ will be invested in Fund shares and you will have________ shares in your account. Your initial Guaranteed Amount will be $_________.

*    Figures  used  in  the  example have been rounded to the nearest hundredth.

THE FULL AMOUNT OF YOUR INVESTMENT WILL NOT BE SUBJECT TO THE CAPITAL PROTECTION GUARANTEE OF THE FUND. RATHER, ONLY THE AMOUNT INVESTED, LESS ANY SALES CHARGES OR OTHER FEES AND EXPENSES IMPOSED BY YOUR VARIABLE INSURANCE CONTRACT, IS PROTECTED.

YOUR TOTAL GUARANTEED AMOUNT GENERALLY WILL NOT CHANGE DURING THE GUARANTEE PERIOD AS LONG AS YOU REINVEST ALL YOUR DIVIDENDS AND DISTRIBUTIONS AND MAKE NO REDEMPTIONS PRIOR TO THE GUARANTEE MATURITY DATE. HOWEVER, YOUR GUARANTEED AMOUNT MAY BE REDUCED BY REDUCTIONS IN THE FUND'S NET ASSET VALUE RESULTING FROM A FAILURE OF THE FUND OR ITS SERVICE PROVIDERS TO PERFORM AS REQUIRED UNDER THE TERMS OF THE CAPITAL PROTECTION AGREEMENT OR IF THE FUND INCURS EXTRAORDINARY EXPENSES THAT ARE NOT COVERED BY THE CAPITAL PROTECTION AGREEMENT, SUCH AS LEGAL FEES OR OTHER COSTS OF LITIGATING A CLAIM BROUGHT AGAINST THE FUND.

REDEMPTIONS OF SHARES DURING THE GUARANTEE PERIOD WILL DECREASE THE GUARANTEED AMOUNT TO WHICH A SHAREHOLDER IS ENTITLED. If a shareholder redeems shares in the Fund, he or she will then hold fewer shares at the then current Guaranteed Amount per share, thereby reducing the overall Guaranteed Amount for the shareholder. A redemption made from the Fund prior to the Guarantee Maturity Date will be made at the Fund's then current net asset value, which may be higher or lower than the net asset value at the Fund's commencement of operations.

THE GUARANTEED AMOUNT PER SHARE WILL DECLINE AS DIVIDENDS AND DISTRIBUTIONS ARE MADE TO SHAREHOLDERS. If a shareholder automatically reinvests dividends and distributions in additional shares of the Fund, the shareholder's total Guaranteed Amount will remain the same because he or she will hold a greater number of shares at a reduced Guaranteed Amount per share following payment of a dividend or distribution. The result is to preserve the total Guaranteed Amount to which he or she was entitled before the dividend or distribution was made. If a shareholder elects to receive any dividends or distributions in cash, however, he or she will hold the original number of shares at the reduced Guaranteed
Amount per share following payment of a dividend or distribution. This will reduce the Guaranteed Amount to which such shareholder was entitled before the dividend or distribution was made.

Example. Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will increase at each date on which a dividend or distribution is declared. Although the number of shares in your account increases, and the Guaranteed Amount per share decreases, your overall Guaranteed Amount does not change.

Using our example, assume it is now December 31, 2003 and the Fund declares a dividend of $0.15 per share. Also, assume that the net asset value is $11.25 per share at the end of the day on December 31, 2003.

To  recalculate  your  Guaranteed  Amount  per  share:

1. Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply _____ shares by $0.15 per share to arrive at $____.

2. Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending net asset value per share on the day the dividend was declared. In our case, $_____ divided by $11.25 or _____ shares.

3. Adjust your account for your additional shares. Add ______ and ____ to arrive at your new share balance of ________.

4. Determine your new Guaranteed Amount per share. Take your original Guaranteed Amount and divide by your new share balance. Using our example, divide $_______ by ______ shares to arrive at the new Guaranteed Amount per share of $________.

5.   Your  Guaranteed  Amount  still  equals  $_________.

If you do not reinvest your dividends and distributions in additional shares of the Fund, such dividends and distributions will be treated as a redemption of the shares that would have otherwise been purchased through the proceeds of the dividend or distribution, and your Guaranteed Amount will be reduced.

Although shareholders can perform this calculation themselves, the Fund will recalculate the Guaranteed Amount per share whenever the Fund declares a dividend or makes a distribution. It is possible that the Fund's calculations may differ from a shareholder's calculations, for example, because of rounding or the number of decimal places used. In each case, the Fund's calculations will control.

INFORMATION  FROM  GARTMORE  FUNDS

PLEASE READ THIS PROSPECTUS BEFORE YOU INVEST, AND KEEP IT WITH YOUR RECORDS. THIS PROSPECTUS IS INTENDED FOR USE IN CONNECTION WITH VARIABLE INSURANCE CONTRACTS. THE FOLLOWING DOCUMENTS - WHICH MAY BE OBTAINED FREE OF CHARGE - CONTAIN ADDITIONAL INFORMATION ABOUT THE FUND:

- Statement of Additional Information (incorporated by reference into this Prospectus)

- Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)

-    Semi-Annual  Report

To obtain a document free of charge, call 1-800-848-6331 or contact your variable insurance provider.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:  811-3213

Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
WWW.GARTMOREFUNDS.COM
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY__, 2003

                        GARTMORE VARIABLE INSURANCE TRUST
                 (formerly "Nationwide Separate Account Trust")

                            Comstock GVIT Value Fund
                 (formerly "Federated GVIT Equity Income Fund")
                      Dreyfus GVIT International Value Fund
                        Dreyfus GVIT Mid Cap Index Fund
                  (formerly "Dreyfus NSAT Mid Cap Index Fund")
                      Federated GVIT High Income Bond Fund
                (formerly "Federated NSAT High Income Bond Fund")
                     Gartmore GVIT Asia Pacific Leaders Fund
                      Gartmore GVIT Developing Markets Fund
                      Gartmore GVIT Emerging Markets Fund
                (formerly "Gartmore NSAT Emerging Markets Fund")
                      Gartmore GVIT European Leaders Fund
                (formerly "Gartmore NSAT European Growth Fund")
                  Gartmore GVIT Global Financial Services Fund
                    Gartmore GVIT Global Health Sciences Fund
             (formerly "Gartmore NSAT Global Health Sciences Fund")
                        Gartmore GVIT Global Leaders Fund
                 (formerly "Gartmore NSAT Global Leaders Fund")
                    Gartmore GVIT Global Small Companies Fund
            (formerly "Gartmore NSAT Global Small Companies Fund")
            Gartmore GVIT Global Technology and Communications Fund
                            (formerly "Gartmore NSAT
                  Global Technology and Communications Fund")
                      Gartmore GVIT Global Utilities Fund
                       Gartmore GVIT Government Bond Fund
                        (formerly "Government Bond Fund")
                            Gartmore GVIT Growth Fund
                     (formerly "Capital Appreciation Fund")
                    Gartmore GVIT International Growth Fund
              (formerly "Gartmore NSAT International Growth Fund")
              Gartmore GVIT Investor Destinations Aggressive Fund
            (formerly "NSAT Investor Destinations Aggressive Fund")
         Gartmore GVIT Investor Destinations Moderately Aggressive Fund
       (formerly "NSAT Investor Destinations Moderately Aggressive Fund")
                Gartmore GVIT Investor Destinations Moderate Fund
              (formerly "NSAT Investor Destinations Moderate Fund")
        Gartmore GVIT Investor Destinations Moderately Conservative Fund
      (formerly "NSAT Investor Destinations Moderately Conservative Fund")
              Gartmore GVIT Investor Destinations Conservative Fund
            (formerly "NSAT Investor Destinations Conservative Fund")
                        Gartmore GVIT Money Market Fund
                         (formerly "Money Market Fund")
                       Gartmore GVIT Money Market Fund II
                        (formerly "Money Market Fund II")
                        Gartmore GVIT Total Return Fund
                          (formerly "Nationwide Fund")
                      Gartmore GVIT Nationwide Leaders Fund
                  (formerly "Gartmore GVIT U.S. Leaders Fund")
                             Gartmore GVIT OTC Fund
                      (formerly "Gartmore NSAT OTC Fund")
                     Gartmore GVIT U.S. Growth Leaders Fund
                      Gartmore GVIT Worldwide Leaders Fund
                     (formerly "Nationwide Global 50 Fund")
                           GVIT Equity 500 Index Fund
                            GVIT Small Company Fund
                   (formerly "Nationwide Small Company Fund")
                           GVIT Small Cap Growth Fund
                  (formerly "Nationwide Small Cap Growth Fund")
                            GVIT Small Cap Value Fund
                  (formerly "Nationwide Small Cap Value Fund")
                         J.P. Morgan GVIT Balanced Fund
                  (formerly "J.P. Morgan NSAT Balanced Fund")
                        MAS GVIT Multi Sector Bond Fund
                  (formerly "MAS NSAT Multi Sector Bond Fund")
                      Nationwide GVIT Strategic Value Fund
                  (formerly "Nationwide Strategic Value Fund")
                        Strong GVIT Mid Cap Growth Fund
                  (formerly "Strong NSAT Mid Cap Growth Fund")
                          Turner GVIT Growth Focus Fund
                   (formerly "Turner NSAT Growth Focus Fund")
                Gartmore GVIT Nationwide Principal Protected Fund

Gartmore Variable Insurance Trust is a registered open-end investment company currently consisting of 39 series. This Statement of Additional Information relates to all series of the Trust (each, a "Fund" and collectively, the "Funds").

     This Statement of Additional Information is not a prospectus but the Statement of Additional Information is incorporated by reference into the following Prospectuses. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the following Prospectuses:

Strong  GVIT  Mid Cap Growth Fund and Comstock GVIT Value Fund, Class II Shares,
     dated  February  __,  2003.
Strong  GVIT  Mid  Cap Growth Fund, Dreyfus GVIT Mid Cap Index Fund, Turner GVIT
     Growth Focus Fund, Comstock GVIT Value Fund, J.P. Morgan GVIT Balanced Fund, MAS GVIT Multi Sector Bond Fund and Federated GVIT High Income Bond Fund, dated December 19, 2002.
GVIT Small  Cap  Value  Fund,  GVIT Small Company Fund and GVIT Small Cap Growth
     Fund dated May 1, 2002 (as supplemented December 19, 2002). Nationwide GVIT Strategic Value Fund dated May 1, 2002.
Gartmore  GVIT Total Return Fund and Gartmore GVIT Growth Fund dated May 1, 2002
     (as  supplemented  December  19,  2002).
Gartmore GVIT Government Bond Fund and Gartmore GVIT Money Market Fund dated May
     1,  2002  (as  supplemented  December  19,  2002).
Gartmore  GVIT  Global  Technology and Communications Fund, Gartmore GVIT Global
     Financial Services Fund, Gartmore GVIT Global Utilities Fund and Gartmore GVIT Global Health Sciences Fund dated May 1, 2002 (as supplemented January 3, 2003).
Gartmore  GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund
     dated  May  1,  2002.
Gartmore  GVIT Global Leaders Fund and Gartmore GVIT Global Small Companies Fund
     dated May 1, 2002 (shares of these Funds are not currently offered). Gartmore GVIT OTC Fund dated May 1, 2002 (shares of this Fund are not currently offered).
Gartmore GVIT Worldwide Leaders Fund, Gartmore GVIT Nationwide Leaders Fund and Gartmore GVIT U.S. Growth Leaders Fund, dated May 1, 2002.
Gartmore  GVIT Asia Pacific Leaders Fund and Gartmore GVIT European Leaders Fund
     dated May 1, 2002 (shares of these Funds are not currently offered). Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor
     Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund and Gartmore GVIT Investor Destinations Conservative Fund (collectively the "GVIT Investor Destinations Funds") dated May 1, 2002.
Gartmore  GVIT  Money  Market  Fund  II  dated  May  1,  2002.
GVIT Equity  500  Index  Fund  and  Dreyfus GVIT International Value Fund, dated
     December  19,  2002.
Gartmore  GVIT  Money  Market  Fund,  Class  V  Shares,  dated October 15, 2002.
Gartmore  GVIT  Developing Markets Fund, Class I and II Shares, dated April ___,
     2003.
Gartmore  GVIT  Nationwide  Principal  Protected  Fund,  dated  May _____, 2003.

     Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2202, or by calling toll free 1-800-848-6331.
..




TABLE OF CONTENTS                                                        PAGE
--------------------------------------------------------------------------------

General Information and History                                                  1
Additional Information on Portfolio Instruments and Investment Policies          1
Description of Portfolio Instruments and Investment Policies                     8
Investment Restrictions                                                         51
Major Shareholders                                                              57
Trustees and Officers of the Trust                                              71
Performance Advertising                                                         79
Investment Advisory and Other Services                                          84
Brokerage Allocations                                                          113
Purchases, Redemptions and Pricing of Shares                                   122
Additional Information                                                         124
Tax Status                                                                     126
Other Tax Consequences                                                         126
Tax Consequences to Shareholders                                               127
Financial Statements                                                           127
Appendix A - Debt Ratings                                                      128

GENERAL  INFORMATION  AND  HISTORY

     Gartmore Variable Insurance Trust, formerly Nationwide Separate Account Trust, is an open-end investment company organized under the laws of Massachusetts by a Declaration of Trust, dated June 30, 1981, as subsequently amended. The Trust currently offers shares in 39 separate series, each with its own investment objective. The following Funds are diversified funds as defined in the Investment Company Act of 1940, as amended (the "1940 Act"): Comstock GVIT Value Fund, Dreyfus GVIT International Value Fund, Dreyfus GVIT Mid Cap Index Fund, Federated GVIT High Income Bond Fund, Gartmore GVIT Developing Markets Fund, Gartmore GVIT Emerging Markets Fund, Gartmore GVIT Global Leaders Fund, Gartmore GVIT Global Small Companies Fund, Gartmore GVIT Government Bond
Fund, Gartmore GVIT Growth Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Money Market Fund, Gartmore GVIT Money Market Fund II, Gartmore GVIT Total Return Fund, Gartmore GVIT OTC Fund, GVIT Small Cap Growth Fund, GVIT Small Cap Value Fund, GVIT Small Company Fund, J.P. Morgan GVIT Balanced Fund, MAS GVIT Multi Sector Bond Fund, Nationwide GVIT Strategic Value Fund, Strong GVIT Mid Cap Growth Fund and Gartmore GVIT Principal Protected Fund. The following Funds are not diversified funds: Turner GVIT Growth Focus Fund, Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT Nationwide Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund,
Gartmore  GVIT  Worldwide Leaders Fund, Gartmore GVIT Asia Pacific Leaders Fund,
Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Technology and Communications Fund, Gartmore GVIT Global Utilities Fund, GVIT Equity 500 Index Fund, each of the GVIT Investor Destinations Funds.

ADDITIONAL  INFORMATION  ON  PORTFOLIO  INSTRUMENTS  AND  INVESTMENT  POLICIES

ALL  FUNDS

     The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This Statement of Additional Information (SAI) contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

     With respect to the GVIT Investor Destinations Funds, this Statement of Additional Information uses the term "Fund" to include the Underlying Funds in which such Funds invest. Please review the discussions in the Prospectus for further information regarding the investment objectives and policies of each GVIT Investor Destinations Fund, including their respective Underlying Funds.


                                        2





TYPE                  GARTMORE  STRONG  DREYFUS  GARTMORE  GARTMORE  GARTMORE  GARTMORE   COMSTOCK  GARTMORE    J.P.     GARTMORE
OF                      GVIT     GVIT    GVIT      GVIT      GVIT      GVIT      GVIT       GVIT      GVIT     MORGAN      GVIT
INVESTMENT             GROWTH    MID      MID     SMALL     SMALL     SMALL    WORLDWIDE   VALUE     TOTAL      GVIT    GOVERNMENT
OR                               CAP      CAP    COMPANY     CAP       CAP      LEADERS              RETURN   BALANCED     BOND
TECHNIQUE                       GROWTH   INDEX              GROWTH    VALUE
---------------------------------------------------------------------------------------------------------------------------------


U.S. . . . . . . . .  Y         Y       Y        Y         Y         Y         Y          Y         Y         Y
COMMON
STOCKS
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED. . . . . .  Y         Y       Y        Y         Y         Y         Y          Y         Y         Y
STOCKS
---------------------------------------------------------------------------------------------------------------------------------
SMALL. . . . . . . .  Y         Y       Y        Y         Y         Y         Y          Y         Y
COMPANY
STOCKS
---------------------------------------------------------------------------------------------------------------------------------
SPECIAL. . . . . . .  Y         Y       Y        Y         Y         Y         Y          Y         Y
SITUATION
COMPANIES
---------------------------------------------------------------------------------------------------------------------------------
ILLIQUID . . . . . .  Y         Y       Y        Y         Y         Y         Y          Y         Y         Y         Y
SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
RESTRICTED . . . . .  Y         Y       Y        Y         Y         Y         Y          Y         Y         Y         Y
SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED. . . . .  Y         Y       Y        Y         Y         Y         Y          Y         Y         Y         Y
DELAYED-DELIVERY
SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
LIMITED                                          Y                                        Y
LIABILITY
COMPANIES
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT . . . . .  Y         Y       Y        Y         Y         Y         Y          Y         Y         Y         Y
COMPANIES
---------------------------------------------------------------------------------------------------------------------------------
REAL                            Y       Y        Y         Y                   Y          Y                   Y
ESTATE
SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
SECURITIES . . . . .  Y         Y       Y        Y         Y         Y         Y          Y         Y         Y         Y
OF FOREIGN
ISSUERS
---------------------------------------------------------------------------------------------------------------------------------
DEPOSITARY . . . . .  Y                 Y        Y         Y         Y         Y          Y         Y         Y
RECEIPTS
---------------------------------------------------------------------------------------------------------------------------------
SECURITIES                                       Y         Y                   Y          Y                   Y
FROM
DEVELOPING
COUNTRIES/EMERGING
MARKETS
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE. . . . .  Y         Y       Y        Y         Y         Y         Y          Y         Y         Y         Y
SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
LONG-TERM                       Y       Y        Y         Y         Y                    Y                   Y         Y
DEBT
---------------------------------------------------------------------------------------------------------------------------------
LONG-TERM                       Y       Y        Y         Y         Y                    Y         Y         Y         Y
DEBT WHEN
ORIGINALLY
ISSUED
BUT WITH
LESS THAN
397 DAYS
REMAINING
TO MATURITY
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM . . . . .  Y         Y       Y        Y         Y         Y         Y          Y         Y         Y         Y
DEBT
---------------------------------------------------------------------------------------------------------------------------------
FLOATING . . . . . .  Y                          Y                                        Y         Y         Y         Y
AND
VARIABLE
RATE
SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
ZERO                            Y       Y        Y         Y                              Y                   Y         Y
COUPON
SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
STEP-COUPON                                                                               Y
SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND                     Y       Y                  Y                              Y                   Y
BONDS
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED                        Y       Y                  Y                              Y                   Y
PAYMENT
SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
BRADY                                                                                                         Y
BONDS
---------------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT                  Y       Y        Y         Y                              Y                   Y
GRADE DEBT
---------------------------------------------------------------------------------------------------------------------------------
LOAN                                                                                                          Y
PARTICIPATIONS
AND
ASSIGNMENTS
---------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN                                        Y                             Y                              Y         Y
DEBT
(FOREIGN)
(DENOMINATED
IN U.S.)
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN. . . . . . .  Y                          Y                             Y          Y         Y         Y
COMMERCIAL
PAPER(DENOMINATED
IN U.S.)
---------------------------------------------------------------------------------------------------------------------------------
DURATION                                                                       Y                                        Y
---------------------------------------------------------------------------------------------------------------------------------
U.S. . . . . . . . .  Y         Y       Y        Y         Y         Y         Y          Y         Y         Y         Y
GOVERNMENT
SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
MONEY. . . . . . . .  Y         Y       Y        Y         Y         Y         Y          Y         Y         Y         Y
MARKET
INSTRUMENTS
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED                 Y       Y        Y                                                            Y         Y
SECURITIES
---------------------------------------------------------------------------------------------------------------------------------



TYPE                   MAS    FEDERATED  MONEY   MONEY   TURNER
OF                     GVIT     GVIT     MARKET  MARKET   GVIT
INVESTMENT            MULTI     HIGH               II    GROWTH
OR                    SECTOR   INCOME                    FOCUS
TECHNIQUE              BOND     BOND
---------------------------------------------------------------


U.S.                          Y                          Y
COMMON
STOCKS
---------------------------------------------------------------
PREFERRED                     Y                          Y
STOCKS
---------------------------------------------------------------
SMALL                         Y                          Y
COMPANY
STOCKS
---------------------------------------------------------------
SPECIAL                       Y                          Y
SITUATION
COMPANIES
---------------------------------------------------------------
ILLIQUID . . . . . .  Y       Y          Y       Y       Y
SECURITIES
---------------------------------------------------------------
RESTRICTED . . . . .  Y       Y          Y       Y       Y
SECURITIES
---------------------------------------------------------------
WHEN-ISSUED. . . . .  Y       Y          Y       Y       Y
DELAYED-DELIVERY
SECURITIES
---------------------------------------------------------------
LIMITED                       Y                          Y
LIABILITY
COMPANIES
---------------------------------------------------------------
INVESTMENT . . . . .  Y       Y          Y       Y       Y
COMPANIES
---------------------------------------------------------------
REAL . . . . . . . .  Y       Y                          Y
ESTATE
SECURITIES
---------------------------------------------------------------
SECURITIES . . . . .  Y       Y          Y       Y       Y
OF FOREIGN
ISSUERS
---------------------------------------------------------------
DEPOSITARY . . . . .  Y       Y                          Y
RECEIPTS
---------------------------------------------------------------
SECURITIES . . . . .  Y       Y                          Y
FROM
DEVELOPING
COUNTRIES/EMERGING
MARKETS
---------------------------------------------------------------
CONVERTIBLE. . . . .  Y       Y
SECURITIES
---------------------------------------------------------------
LONG-TERM. . . . . .  Y       Y
DEBT
---------------------------------------------------------------
LONG-TERM. . . . . .  Y       Y          Y       Y
DEBT WHEN
ORIGINALLY
ISSUED
BUT WITH
LESS THAN
397 DAYS
REMAINING
TO MATURITY
---------------------------------------------------------------
SHORT-TERM . . . . .  Y       Y          Y       Y       Y
DEBT
---------------------------------------------------------------
FLOATING . . . . . .  Y       Y          Y       Y
AND
VARIABLE
RATE
SECURITIES
---------------------------------------------------------------
ZERO . . . . . . . .  Y       Y
COUPON
SECURITIES
---------------------------------------------------------------
STEP-COUPON. . . . .  Y       Y
SECURITIES
---------------------------------------------------------------
PAY-IN-KIND. . . . .  Y       Y
BONDS
---------------------------------------------------------------
DEFERRED . . . . . .  Y       Y
PAYMENT
SECURITIES
---------------------------------------------------------------
BRADY. . . . . . . .  Y
BONDS
---------------------------------------------------------------
NON-INVESTMENT . . .  Y       Y
GRADE DEBT
---------------------------------------------------------------
LOAN . . . . . . . .  Y       Y          Y       Y
PARTICIPATIONS
AND
ASSIGNMENTS
---------------------------------------------------------------
SOVEREIGN. . . . . .  Y                  Y       Y
DEBT
(FOREIGN)
(DENOMINATED
IN U.S.)
---------------------------------------------------------------
FOREIGN. . . . . . .  Y       Y          Y       Y       Y
COMMERCIAL
PAPER(DENOMINATED
IN U.S.)
---------------------------------------------------------------
DURATION . . . . . .  Y       Y
---------------------------------------------------------------
U.S. . . . . . . . .  Y       Y          Y       Y       Y
GOVERNMENT
SECURITIES
---------------------------------------------------------------
MONEY. . . . . . . .  Y       Y          Y       Y       Y
MARKET
INSTRUMENTS
---------------------------------------------------------------
MORTGAGE-BACKED. . .  Y       Y          Y       Y
SECURITIES
---------------------------------------------------------------




TYPE                   GARTMORE     GARTMORE  GARTMORE    GARTMORE     GARTMORE  GARTMORE  GARTMORE   GARTMORE   GARTMORE
OF                       GVIT         GVIT      GVIT        GVIT         GVIT      GVIT      GVIT       GVIT       GVIT
INVESTMENT              GLOBAL       GLOBAL   EMERGING  INTERNATIONAL   GLOBAL   EUROPEAN   GLOBAL      OTC     NATIONWIDE
OR                    TECHNOLOGY     HEALTH   MARKETS      GROWTH      LEADERS   LEADERS     SMALL               LEADERS
TECHNIQUE                AND        SCIENCES                                               COMPANIES
                    COMMUNICATIONS
-------------------------------------------------------------------------------------------------------------------------

U.S. . . . . . . .  Y               Y         Y         Y              Y         Y         Y          Y         Y
COMMON
STOCKS
-------------------------------------------------------------------------------------------------------------------------
PREFERRED. . . . .  Y               Y         Y         Y              Y         Y         Y          Y         Y
STOCKS
-------------------------------------------------------------------------------------------------------------------------
SMALL. . . . . . .  Y               Y         Y         Y              Y         Y         Y          Y         Y
COMPANY
STOCKS
-------------------------------------------------------------------------------------------------------------------------
SPECIAL. . . . . .  Y               Y         Y         Y              Y         Y         Y          Y         Y
SITUATION
COMPANIES
-------------------------------------------------------------------------------------------------------------------------
ILLIQUID . . . . .  Y               Y         Y         Y              Y         Y         Y          Y         Y
SECURITIES
-------------------------------------------------------------------------------------------------------------------------
RESTRICTED . . . .  Y               Y         Y         Y              Y         Y         Y          Y         Y
SECURITIES
-------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED. . . .  Y               Y         Y         Y              Y         Y         Y          Y         Y
DELAYED-DELIVERY
SECURITIES
-------------------------------------------------------------------------------------------------------------------------
LIMITED                                       Y         Y
LIABILITY
COMPANIES
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT . . . .  Y               Y         Y         Y                                                       Y
COMPANIES
-------------------------------------------------------------------------------------------------------------------------
REAL . . . . . . .  Y               Y         Y         Y              Y         Y         Y          Y
ESTATE
SECURITIES
-------------------------------------------------------------------------------------------------------------------------
SECURITIES . . . .  Y               Y         Y         Y              Y         Y         Y          Y         Y
OF FOREIGN
ISSUERS
-------------------------------------------------------------------------------------------------------------------------
DEPOSITARY . . . .  Y               Y         Y         Y              Y         Y         Y          Y         Y
RECEIPTS
-------------------------------------------------------------------------------------------------------------------------
SECURITIES . . . .  Y               Y         Y         Y              Y         Y         Y          Y
FROM
DEVELOPING
COUNTRIES
EMERGING
MARKETS
-------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE. . . .  Y               Y         Y         Y              Y         Y         Y          Y         Y
SECURITIES
-------------------------------------------------------------------------------------------------------------------------
LONG-TERM                                     Y         Y                                                       Y
DEBT
-------------------------------------------------------------------------------------------------------------------------
LONG-TERM                                     Y         Y                                                       Y
DEBT WHEN
ORIGINALLY
ISSUED
BUT WITH
LESS THAN
397 DAYS
REMAINING
TO MATURITY
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM . . . .  Y               Y         Y         Y              Y         Y         Y          Y         Y
DEBT
-------------------------------------------------------------------------------------------------------------------------
FLOATING . . . . .  Y               Y         Y         Y                        Y                              Y
AND
VARIABLE
RATE
SECURITIES
-------------------------------------------------------------------------------------------------------------------------
ZERO                                          Y         Y                        Y
COUPON
SECURITIES
-------------------------------------------------------------------------------------------------------------------------
STEP-COUPON                                   Y         Y
SECURITIES
-------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND                                   Y         Y
BONDS
-------------------------------------------------------------------------------------------------------------------------
DEFERRED                                      Y         Y
PAYMENT
SECURITIES
-------------------------------------------------------------------------------------------------------------------------
BRADY                                         Y         Y                        Y
BONDS
-------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT                                Y         Y
GRADE
DEBT
-------------------------------------------------------------------------------------------------------------------------
LOAN                                          Y         Y
PARTICIPATIONS
AND
ASSIGNMENTS
-------------------------------------------------------------------------------------------------------------------------
SOVEREIGN                                     Y         Y              Y         Y         Y          Y
DEBT
(FOREIGN)
(DENOMINATED
IN U.S.)
-------------------------------------------------------------------------------------------------------------------------
FOREIGN                             Y         Y         Y              Y         Y         Y          Y         Y
COMMERCIAL
PAPER
(DENOMINATED
IN U.S.)
-------------------------------------------------------------------------------------------------------------------------
DURATION                                      Y         Y              Y         Y         Y          Y
-------------------------------------------------------------------------------------------------------------------------
U.S. . . . . . . .  Y               Y         Y         Y              Y         Y         Y          Y         Y
GOVERNMENT
SECURITIES
-------------------------------------------------------------------------------------------------------------------------
MONEY. . . . . . .  Y               Y         Y         Y              Y         Y         Y          Y         Y
MARKET
INSTRUMENTS
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED                               Y         Y
SECURITIES
-------------------------------------------------------------------------------------------------------------------------


TYPE                GARTMORE  GARTMORE  GARTMORE   GARTMORE
OF                    GVIT      GVIT      GVIT       GVIT
INVESTMENT            U.S.      ASIA     GLOBAL     GLOBAL
OR                   GROWTH   PACIFIC   FINANCIAL  UTILITIES
TECHNIQUE           LEADERS   LEADERS   SERVICES
-------------------------------------------------------------

U.S. . . . . . . .  Y         Y         Y          Y
COMMON
STOCKS
-------------------------------------------------------------
PREFERRED. . . . .  Y         Y         Y          Y
STOCKS
-------------------------------------------------------------
SMALL. . . . . . .  Y         Y         Y          Y
COMPANY
STOCKS
-------------------------------------------------------------
SPECIAL. . . . . .  Y         Y         Y          Y
SITUATION
COMPANIES
-------------------------------------------------------------
ILLIQUID . . . . .  Y         Y         Y          Y
SECURITIES
-------------------------------------------------------------
RESTRICTED . . . .  Y         Y         Y          Y
SECURITIES
-------------------------------------------------------------
WHEN-ISSUED. . . .  Y         Y         Y          Y
DELAYED-DELIVERY
SECURITIES
-------------------------------------------------------------
LIMITED
LIABILITY
COMPANIES
-------------------------------------------------------------
INVESTMENT . . . .  Y         Y         Y          Y
COMPANIES
-------------------------------------------------------------
REAL                                    Y          Y
ESTATE
SECURITIES
-------------------------------------------------------------
SECURITIES . . . .  Y         Y         Y          Y
OF FOREIGN
ISSUERS
-------------------------------------------------------------
DEPOSITARY . . . .  Y         Y         Y          Y
RECEIPTS
-------------------------------------------------------------
SECURITIES . . . .  Y         Y         Y          Y
FROM
DEVELOPING
COUNTRIES
EMERGING
MARKETS
-------------------------------------------------------------
CONVERTIBLE. . . .  Y         Y         Y          Y
SECURITIES
-------------------------------------------------------------
LONG-TERM. . . . .  Y         Y         Y          Y
DEBT
-------------------------------------------------------------
LONG-TERM. . . . .  Y         Y         Y          Y
DEBT WHEN
ORIGINALLY
ISSUED
BUT WITH
LESS THAN
397 DAYS
REMAINING
TO MATURITY
-------------------------------------------------------------
SHORT-TERM . . . .  Y         Y         Y          Y
DEBT
-------------------------------------------------------------
FLOATING . . . . .  Y         Y         Y          Y
AND
VARIABLE
RATE
SECURITIES
-------------------------------------------------------------
ZERO                          Y         Y          Y
COUPON
SECURITIES
-------------------------------------------------------------
STEP-COUPON
SECURITIES
-------------------------------------------------------------
PAY-IN-KIND
BONDS
-------------------------------------------------------------
DEFERRED                      Y         Y          Y
PAYMENT
SECURITIES
-------------------------------------------------------------
BRADY                         Y         Y          Y
BONDS
-------------------------------------------------------------
NON-INVESTMENT . .  Y         Y
GRADE DEBT
-------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS
SOVEREIGN
DEBT
(FOREIGN)
(DENOMINATED
IN U.S.)
-------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S.)
-------------------------------------------------------------
DURATION
-------------------------------------------------------------
U.S. . . . . . . .  Y         Y         Y          Y
GOVERNMENT
SECURITIES
-------------------------------------------------------------
MONEY. . . . . . .  Y         Y         Y          Y
MARKET
INSTRUMENTS
-------------------------------------------------------------
MORTGAGE-BACKED. .  Y
SECURITIES
-------------------------------------------------------------




TYPE                    GVIT          GVIT          GVIT          GVIT          GVIT      NATIONWIDE   GVIT      DREYFUS
OF                    INVESTOR      INVESTOR      INVESTOR      INVESTOR      INVESTOR    STRATEGIC   EQUITY  INTERNATIONAL
INVESTMENT          DESTINATIONS  DESTINATIONS  DESTINATIONS  DESTINATIONS  DESTINATIONS    VALUE      500
OR                   AGGRESSIVE    MODERATELY     MODERATE     MODERATELY   CONSERVATIVE              INDEX
TECHNIQUE                          AGGRESSIVE                 CONSERVATIVE
---------------------------------------------------------------------------------------------------------------------------


U.S. . . . . . . .  Y             Y             Y             Y             Y             Y           Y       Y
COMMON
STOCKS
---------------------------------------------------------------------------------------------------------------------------
PREFERRED                                                                                 Y           Y       Y
STOCKS
---------------------------------------------------------------------------------------------------------------------------
SMALL. . . . . . .  Y             Y             Y             Y             Y             Y           Y       Y
COMPANY
STOCKS
---------------------------------------------------------------------------------------------------------------------------
SPECIAL. . . . . .  Y             Y             Y             Y             Y             Y           Y       Y
SITUATION
COMPANIES
---------------------------------------------------------------------------------------------------------------------------
ILLIQUID . . . . .  Y             Y             Y             Y             Y             Y                   Y
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
RESTRICTED . . . .  Y             Y             Y             Y             Y             Y                   Y
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED. . . .  Y             Y             Y             Y             Y             Y           Y       Y
DELAYED-DELIVERY
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
LIMITED                                                                                                       Y
LIABILITY
COMPANIES
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT . . . .  Y             Y             Y             Y             Y             Y           Y       Y
COMPANIES
---------------------------------------------------------------------------------------------------------------------------
REAL                                                                                      Y           Y       Y
ESTATE
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
SECURITIES . . . .  Y             Y             Y             Y             Y             Y           Y       Y
OF FOREIGN
ISSUERS
---------------------------------------------------------------------------------------------------------------------------
DEPOSITARY . . . .  Y             Y             Y             Y             Y                         Y       Y
RECEIPTS
---------------------------------------------------------------------------------------------------------------------------
SECURITIES                                                                                            Y       Y
FROM
DEVELOPING
COUNTRIES
EMERGING
MARKETS
---------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE                                                                               Y           Y       Y
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
LONG-TERM. . . . .  Y             Y             Y             Y             Y             Y
DEBT
---------------------------------------------------------------------------------------------------------------------------
LONG-TERM. . . . .  Y             Y             Y             Y             Y             Y
DEBT WHEN
ORIGINALLY
ISSUED
BUT WITH
LESS THAN
397 DAYS
REMAINING
TO MATURITY
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM . . . .  Y             Y             Y             Y             Y             Y           Y       Y
DEBT
---------------------------------------------------------------------------------------------------------------------------
FLOATING . . . . .  Y             Y             Y             Y             Y                                 Y
AND VARIABLE
RATE
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
ZERO COUPON
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
STEP-COUPON
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS
---------------------------------------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
BRADY BONDS
---------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT                                                                            Y
GRADE DEBT
---------------------------------------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS
---------------------------------------------------------------------------------------------------------------------------
SOVEREIGN. . . . .  Y             Y             Y             Y             Y                                 Y
DEBT
(FOREIGN)
(DENOMINATED
IN U.S.)
---------------------------------------------------------------------------------------------------------------------------
FOREIGN. . . . . .  Y             Y             Y             Y             Y                                 Y
COMMERCIAL
PAPER
(DENOMINATED
IN U.S.)
---------------------------------------------------------------------------------------------------------------------------
DURATION . . . . .  Y             Y             Y             Y             Y
---------------------------------------------------------------------------------------------------------------------------
U.S. . . . . . . .  Y             Y             Y             Y             Y             Y           Y       Y
GOVERNMENT
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
MONEY. . . . . . .  Y             Y             Y             Y             Y             Y           Y       Y
MARKET
INSTRUMENTS
---------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED. .  Y             Y             Y             Y             Y             Y
SECURITIES
---------------------------------------------------------------------------------------------------------------------------



TYPE                 GARTMORE
OF                     GVIT
INVESTMENT          NATIONWIDE
OR                  PRINCIPAL
TECHNIQUE           PROTECTED
                      FUND*
-------------------------------

U.S. . . . . . . .  Y
COMMON
STOCKS
-------------------------------
PREFERRED. . . . .  Y
STOCKS
-------------------------------
SMALL. . . . . . .  Y
COMPANY
STOCKS
-------------------------------
SPECIAL. . . . . .  Y
SITUATION
COMPANIES
-------------------------------
ILLIQUID . . . . .  Y
SECURITIES
-------------------------------
RESTRICTED . . . .  Y
SECURITIES
-------------------------------
WHEN-ISSUED. . . .  Y
DELAYED-DELIVERY
SECURITIES
-------------------------------
LIMITED
LIABILITY
COMPANIES
-------------------------------
INVESTMENT . . . .  Y
COMPANIES
-------------------------------
REAL
ESTATE
SECURITIES
-------------------------------
SECURITIES . . . .  Y
OF FOREIGN
ISSUERS
-------------------------------
DEPOSITARY . . . .  Y
RECEIPTS
-------------------------------
SECURITIES
FROM
DEVELOPING
COUNTRIES
EMERGING
MARKETS
-------------------------------
CONVERTIBLE. . . .  Y
SECURITIES
-------------------------------
LONG-TERM. . . . .  Y
DEBT
-------------------------------
LONG-TERM. . . . .  Y
DEBT WHEN
ORIGINALLY
ISSUED
BUT WITH
LESS THAN
397 DAYS
REMAINING
TO MATURITY
-------------------------------
SHORT-TERM . . . .  Y
DEBT
-------------------------------
FLOATING . . . . .  Y
AND
VARIABLE
RATE
SECURITIES
-------------------------------
ZERO . . . . . . .  Y
COUPON
SECURITIES
-------------------------------
STEP-COUPON
SECURITIES
-------------------------------
PAY-IN-KIND
BONDS
-------------------------------
DEFERRED
PAYMENT
SECURITIES
-------------------------------
BRADY BONDS
-------------------------------
NON-INVESTMENT
GRADE DEBT
-------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS
-------------------------------
SOVEREIGN
DEBT
(FOREIGN)
(DENOMINATED
IN U.S.)
-------------------------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S.)
-------------------------------
DURATION . . . . .  Y
-------------------------------
U.S. . . . . . . .  Y
GOVERNMENT
SECURITIES
-------------------------------
MONEY. . . . . . .  Y
MARKET
INSTRUMENTS
-------------------------------
MORTGAGE-BACKED
SECURITIES
-------------------------------





TYPE             GARTMORE  STRONG  DREYFUS  GARTMORE  GARTMORE  GARTMORE  GARTMORE   COMSTOCK  GARTMORE    J.P.     GARTMORE
OF                 GVIT     GVIT    GVIT      GVIT      GVIT      GVIT      GVIT       GVIT      GVIT     MORGAN      GVIT
INVESTMENT        GROWTH             MID     SMALL     SMALL     SMALL    WORLDWIDE   VALUE     TOTAL      GVIT    GOVERNMENT
OR                          MID      CAP    COMPANY     CAP       CAP      LEADERS              RETURN   BALANCED     BOND
TECHNIQUE                   CAP     INDEX              GROWTH    VALUE
                           GROWTH
-----------------------------------------------------------------------------------------------------------------------------

STRIPPED                                                                                                           Y
MORTGAGE-BACKED
SECURITIES
-----------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED                                                                                           Y         Y
MORTGAGE
OBLIGATIONS
-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE                   Y                Y                                                            Y         Y
DOLLAR ROLLS
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED. .  Y         Y                Y                                                  Y         Y         Y
SECURITIES
-----------------------------------------------------------------------------------------------------------------------------
BANK. . . . . .  Y         Y       Y        Y         Y                   Y          Y         Y         Y         Y
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE. . .  Y         Y       Y        Y         Y         Y         Y          Y         Y         Y         Y
AGREEMENTS
-----------------------------------------------------------------------------------------------------------------------------
REVERSE                    Y       Y        Y         Y         Y         Y          Y                   Y
REPURCHASE
AGREEMENTS
-----------------------------------------------------------------------------------------------------------------------------
DERIVATIVES . .  Y         Y       Y        Y         Y                   Y          Y         Y         Y
-----------------------------------------------------------------------------------------------------------------------------
WARRANTS. . . .  Y         Y       Y        Y         Y         Y         Y          Y         Y         Y
-----------------------------------------------------------------------------------------------------------------------------
FUTURES . . . .  Y         Y       Y        Y         Y                   Y          Y         Y         Y
-----------------------------------------------------------------------------------------------------------------------------
OPTIONS . . . .  Y         Y       Y        Y         Y                   Y          Y         Y         Y
-----------------------------------------------------------------------------------------------------------------------------
FOREIGN                    Y       Y        Y         Y                   Y
CURRENCIES
-----------------------------------------------------------------------------------------------------------------------------
FORWARD . . . .  Y                          Y         Y                   Y                    Y
CURRENCY
CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------
BORROWING . . .  Y         Y       Y        Y         Y         Y         Y          Y         Y         Y         Y
MONEY
-----------------------------------------------------------------------------------------------------------------------------
LENDING . . . .  Y         Y       Y        Y         Y         Y         Y          Y         Y         Y         Y
OF
PORTFOLIO
SECURITIES
-----------------------------------------------------------------------------------------------------------------------------
SHORT . . . . .  Y         Y       Y        Y                             Y
SALES
-----------------------------------------------------------------------------------------------------------------------------
SWAP
AGREEMENTS
-----------------------------------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
-----------------------------------------------------------------------------------------------------------------------------
WRAP
CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------
INDEXED . . . .  Y                                                                             Y
SECURITIES
-----------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT
-----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
-----------------------------------------------------------------------------------------------------------------------------


TYPE              MAS    FEDERATED  MONEY   MONEY   TURNER
OF                GVIT     GVIT     MARKET  MARKET   GVIT
INVESTMENT       MULTI     HIGH               II    GROWTH
OR               SECTOR   INCOME                    FOCUS
TECHNIQUE         BOND     BOND
----------------------------------------------------------

STRIPPED. . . .  Y
MORTGAGE-BACKED
SECURITIES
----------------------------------------------------------
COLLATERALIZED.  Y
MORTGAGE
OBLIGATIONS
----------------------------------------------------------
MORTGAGE. . . .  Y                                  Y
DOLLAR ROLLS
----------------------------------------------------------
ASSET-BACKED. .  Y       Y          Y       Y
SECURITIES
----------------------------------------------------------
BANK. . . . . .  Y       Y          Y       Y       Y
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS
----------------------------------------------------------
REPURCHASE. . .  Y       Y          Y       Y       Y
AGREEMENTS
----------------------------------------------------------
REVERSE . . . .  Y       Y                          Y
REPURCHASE
AGREEMENTS
----------------------------------------------------------
DERIVATIVES . .  Y       Y                          Y
----------------------------------------------------------
WARRANTS. . . .  Y       Y                          Y
----------------------------------------------------------
FUTURES . . . .  Y       Y                          Y
----------------------------------------------------------
OPTIONS . . . .  Y       Y                          Y
----------------------------------------------------------
FOREIGN . . . .  Y                                  Y
CURRENCIES
----------------------------------------------------------
FORWARD . . . .  Y                                  Y
CURRENCY
CONTRACTS
----------------------------------------------------------
BORROWING . . .  Y       Y          Y       Y       Y
MONEY
----------------------------------------------------------
LENDING . . . .  Y       Y          Y       Y       Y
OF
PORTFOLIO
SECURITIES
----------------------------------------------------------
SHORT                                               Y
SALES
----------------------------------------------------------
SWAP. . . . . .  Y       Y
AGREEMENTS
----------------------------------------------------------
EXTENDABLE                          Y       Y       Y
COMMERCIAL
NOTES
----------------------------------------------------------
WRAP
CONTRACTS
----------------------------------------------------------
INDEXED
SECURITIES
----------------------------------------------------------
NATIONWIDE
CONTRACT
----------------------------------------------------------
MUNICIPAL                           Y       Y
SECURITIES
----------------------------------------------------------





TYPE                GARTMORE     GARTMORE  GARTMORE    GARTMORE     GARTMORE  GARTMORE  GARTMORE   GARTMORE   GARTMORE   GARTMORE
OF                    GVIT         GVIT      GVIT        GVIT         GVIT      GVIT      GVIT       GVIT       GVIT       GVIT
INVESTMENT           GLOBAL       GLOBAL   EMERGING  INTERNATIONAL   GLOBAL   EUROPEAN   GLOBAL      OTC     NATIONWIDE    U.S.
OR                 TECHNOLOGY     HEALTH   MARKETS      GROWTH      LEADERS   LEADERS     SMALL               LEADERS     GROWTH
TECHNIQUE             AND        SCIENCES                                               COMPANIES                        LEADERS
                 COMMUNICATIONS
---------------------------------------------------------------------------------------------------------------------------------
                                 --------

STRIPPED
MORTGAGE-BACKED
SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS
---------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED                                                                                                             Y
SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
BANK. . . . . .  Y               Y         Y         Y              Y         Y         Y          Y         Y           Y
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE. . .  Y               Y         Y         Y              Y         Y         Y          Y         Y           Y
AGREEMENTS
---------------------------------------------------------------------------------------------------------------------------------
REVERSE . . . .  Y                                                            Y
REPURCHASE
AGREEMENTS
---------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES . .  Y               Y         Y         Y              Y         Y         Y          Y                     Y
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS. . . .  Y               Y         Y         Y              Y         Y         Y          Y                     Y
---------------------------------------------------------------------------------------------------------------------------------
FUTURES . . . .  Y               Y         Y         Y              Y         Y         Y          Y                     Y
---------------------------------------------------------------------------------------------------------------------------------
OPTIONS . . . .  Y                         Y         Y              Y         Y         Y          Y                     Y
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN . . . .  Y               Y         Y         Y              Y         Y         Y          Y                     Y
CURRENCIES
---------------------------------------------------------------------------------------------------------------------------------
FORWARD . . . .  Y               Y         Y         Y              Y         Y         Y          Y                     Y
CURRENCY
CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
BORROWING . . .  Y               Y         Y         Y              Y         Y         Y          Y         Y           Y
MONEY
---------------------------------------------------------------------------------------------------------------------------------
LENDING . . . .  Y               Y         Y         Y              Y         Y         Y          Y         Y           Y
OF
PORTFOLIO
SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
SHORT . . . . .  Y               Y         Y         Y              Y         Y         Y                    Y           Y
SALES
---------------------------------------------------------------------------------------------------------------------------------
SWAP                                                                                               Y
AGREEMENTS
---------------------------------------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
---------------------------------------------------------------------------------------------------------------------------------
WRAP
CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
INDEXED
SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
---------------------------------------------------------------------------------------------------------------------------------


TYPE             GARTMORE  GARTMORE   GARTMORE
OF                 GVIT      GVIT       GVIT
INVESTMENT         ASIA     GLOBAL     GLOBAL
OR               PACIFIC   FINANCIAL  UTILITIES
TECHNIQUE        LEADERS   SERVICES
-----------------------------------------------

STRIPPED
MORTGAGE-BACKED
SECURITIES
-----------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS
-----------------------------------------------
MORTGAGE
DOLLAR ROLLS
-----------------------------------------------
ASSET-BACKED
SECURITIES
-----------------------------------------------
BANK. . . . . .  Y         Y          Y
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS
-----------------------------------------------
REPURCHASE. . .  Y         Y          Y
AGREEMENTS
-----------------------------------------------
REVERSE . . . .  Y         Y          Y
REPURCHASE
AGREEMENTS
-----------------------------------------------
DERIVATIVES . .  Y         Y          Y
-----------------------------------------------
WARRANTS. . . .  Y         Y          Y
-----------------------------------------------
FUTURES . . . .  Y         Y          Y
-----------------------------------------------
OPTIONS . . . .  Y         Y          Y
-----------------------------------------------
FOREIGN . . . .  Y         Y          Y
CURRENCIES
-----------------------------------------------
FORWARD . . . .  Y         Y          Y
CURRENCY
CONTRACTS
-----------------------------------------------
BORROWING . . .  Y         Y          Y
MONEY
-----------------------------------------------
LENDING . . . .  Y         Y          Y
OF
PORTFOLIO
SECURITIES
-----------------------------------------------
SHORT . . . . .  Y         Y          Y
SALES
-----------------------------------------------
SWAP
AGREEMENTS
-----------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
-----------------------------------------------
WRAP
CONTRACTS
-----------------------------------------------
INDEXED
SECURITIES
-----------------------------------------------
NATIONWIDE
CONTRACT
-----------------------------------------------
MUNICIPAL
SECURITIES
-----------------------------------------------





TYPE                 GVIT          GVIT          GVIT          GVIT          GVIT      NATIONWIDE   GVIT      DREYFUS
OF                 INVESTOR      INVESTOR      INVESTOR      INVESTOR      INVESTOR    STRATEGIC   EQUITY  INTERNATIONAL
INVESTMENT       DESTINATIONS  DESTINATIONS  DESTINATIONS  DESTINATIONS  DESTINATIONS    VALUE      500
OR                AGGRESSIVE    MODERATELY     MODERATE     MODERATELY   CONSERVATIVE              INDEX
TECHNIQUE                       AGGRESSIVE                 CONSERVATIVE
-----------------------------------------------------------------------------------------------------------------------

STRIPPED
MORTGAGE-BACKED
SECURITIES
-----------------------------------------------------------------------------------------------------------------------
COLLATERALIZED.  Y             Y             Y             Y             Y
MORTGAGE
OBLIGATIONS
-----------------------------------------------------------------------------------------------------------------------
MORTGAGE. . . .  Y             Y             Y             Y             Y             Y
DOLLAR ROLLS
-----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED. .  Y             Y             Y             Y             Y             Y
SECURITIES
-----------------------------------------------------------------------------------------------------------------------
BANK. . . . . .  Y             Y             Y             Y             Y             Y           Y       Y
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE. . .  Y             Y             Y             Y             Y             Y           Y       Y
AGREEMENTS
-----------------------------------------------------------------------------------------------------------------------
REVERSE                                                                                Y
REPURCHASE
AGREEMENTS
-----------------------------------------------------------------------------------------------------------------------
DERIVATIVES . .  Y             Y             Y             Y             Y             Y           Y       Y
-----------------------------------------------------------------------------------------------------------------------
WARRANTS                                                                               Y           Y       Y
-----------------------------------------------------------------------------------------------------------------------
FUTURES . . . .  Y             Y             Y             Y             Y             Y           Y       Y
-----------------------------------------------------------------------------------------------------------------------
OPTIONS . . . .  Y             Y             Y             Y             Y             Y           Y       Y
---------------  ------------  ------------  ------------  ------------  ------------  ----------  ------  -------------
FOREIGN . . . .  Y             Y             Y             Y             Y             Y           Y       Y
CURRENCIES
-----------------------------------------------------------------------------------------------------------------------
FORWARD . . . .  Y             Y             Y             Y             Y                         Y       Y
CURRENCY
CONTRACTS
-----------------------------------------------------------------------------------------------------------------------
BORROWING . . .  Y             Y             Y             Y             Y             Y           Y       Y
MONEY
-----------------------------------------------------------------------------------------------------------------------
LENDING . . . .  Y             Y             Y             Y             Y             Y           Y       Y
OF
PORTFOLIO
SECURITIES
-----------------------------------------------------------------------------------------------------------------------
SHORT . . . . .  Y             Y             Y             Y             Y             Y           Y       Y
SALES
-----------------------------------------------------------------------------------------------------------------------
SWAP. . . . . .  Y             Y             Y             Y             Y
AGREEMENTS
-----------------------------------------------------------------------------------------------------------------------
EXTENDABLE. . .  Y             Y             Y             Y             Y
COMMERCIAL
NOTES
-----------------------------------------------------------------------------------------------------------------------
WRAP. . . . . .  Y             Y             Y             Y             Y
CONTRACTS
-----------------------------------------------------------------------------------------------------------------------
INDEXED . . . .  Y             Y             Y             Y             Y
SECURITIES
-----------------------------------------------------------------------------------------------------------------------
NATIONWIDE. . .  Y             Y             Y             Y             Y
CONTRACT
-----------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
-----------------------------------------------------------------------------------------------------------------------




TYPE              GARTMORE
OF                  GVIT
INVESTMENT       NATIONWIDE
OR               PRINCIPAL
TECHNIQUE        PROTECTED
                   FUND*
---------------------------

STRIPPED
MORTGAGE-BACKED
SECURITIES
---------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS
---------------------------
MORTGAGE
DOLLAR
ROLLS
---------------------------
ASSET-BACKED. .  Y
SECURITIES
---------------------------
BANK. . . . . .  Y
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS
---------------------------
REPURCHASE. . .  Y
AGREEMENTS
---------------------------
REVERSE
REPURCHASE
AGREEMENTS
---------------------------
DERIVATIVES . .  Y
---------------  ----------
WARRANTS. . . .  Y
---------------------------
FUTURES . . . .  Y
---------------------------
OPTIONS . . . .  Y
---------------------------
FOREIGN
CURRENCIES
---------------------------
FORWARD . . . .  Y
CURRENCY
CONTRACTS
---------------------------
BORROWING . . .  Y
MONEY
---------------------------
LENDING . . . .  Y
OF
PORTFOLIO
SECURITIES
---------------------------
SHORT . . . . .  Y
SALES
---------------------------
SWAP
AGREEMENTS
---------------------------
EXTENDABLE
COMMERCIAL
NOTES
---------------------------
WRAP
CONTRACTS
---------------------------
INDEXED . . . .  Y
SECURITIES
---------------------------
NATIONWIDE
CONTRACT
---------------------------
MUNICIPAL
SECURITIES
---------------------------



                                       12


* The Gartmore GVIT Nationwide Principal Protected Fund has an Offering Period, a Guarantee Period, and a Post Guarantee Period and may not invest in all of these investments during each period. For example, during the Offering Period, Fund assets will be invested primarily in cash and money market obligations. During the Guarantee Period, the Fund may not be permitted by the terms of the Capital Protection Agreement (as described in the Fund's prospectus) to invest in all the securities and utilize all the techniques described below and in the Fund's prospectus.

DESCRIPTION  OF  PORTFOLIO  INSTRUMENTS  AND  INVESTMENT  POLICIES

THE  GVIT  INVESTOR  DESTINATIONS  FUNDS

     Each of the GVIT Investor Destinations Funds is a "fund of funds," which means that each Fund invests primarily in other mutual funds. The Prospectus for the GVIT Investor Destinations Funds discusses the investment objectives and strategies for each GVIT Investor Destinations Fund and explains the types of underlying mutual funds (the "Underlying Funds") that each GVIT Investor Destinations Fund may invest in. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each of the GVIT Investor Destinations Funds allocates its assets among the different Underlying Funds and - except for the GVIT Investor Destinations Aggressive Fund currently - the Nationwide contract (described more in detail below). Periodically, each GVIT Investor Destinations Fund will adjust its asset allocation within predetermined ranges to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there will not be large, sudden changes in an GVIT Investor Destinations Fund's asset allocation.

     The following is a list of the mutual funds that are part of the Gartmore group of funds (the "Gartmore Funds") that the GVIT Investor Destinations Funds may currently invest in. This list may be updated from time to time and is currently supplemented with funds that are not part of the Gartmore Funds. As described below, Gartmore Mutual Fund Capital Trust ("GMF") has employed a subadviser for each of the index funds listed below. Each of the Underlying Funds which is a Gartmore Fund is described in the Statement of Additional Information for Gartmore Mutual Funds and its respective prospectus.

-    Nationwide  International  Index  Fund
-    Nationwide  Small  Cap  Index  Fund
-    Nationwide  Mid  Cap  Market  Index  Fund
-    Nationwide  Bond  Index  Fund
-    Nationwide  S&P  500  Index  Fund
-    Gartmore  Morley  Enhanced  Income  Fund
-    Gartmore  Money  Market  Fund

INFORMATION  CONCERNING  DURATION

     Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

     Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

     Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of to the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

     The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT  OBLIGATIONS

     Debt obligations are subject to the risk of an issuer's inability to make principal and interest payments, when due, on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into longer term securities (which tend to be more volatile in price).

     Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of the Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

     Lower Quality (High-Risk) Securities. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch Investors Service, Inc. ("Fitch") ; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

     Effect of Interest Rates And Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

     As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

     Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

     Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

     U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives; and
- the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

     Although the U.S. government or its agencies provide financial support to such entities, no assurance can be given that they will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically, but accrue interest until maturity. To the extent a Fund purchases the principal portion of the STRIPS, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. Because the principal portion of the STRIPs do not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPs' purchase price and its face value.

     Mortgage and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities are pass-through certificates. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

     Since privately-issued mortgage-backed securities are not guaranteed by an entity having the credit status of GNMA or FHLMC, and are not directly issued or guaranteed by the U.S. government, such securities generally are structured with one or more types of credit enhancements. Such credit enhancements generally fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

     The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

     Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

     The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

     Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different from market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

     Collateralized Mortgage Obligations ("CMOs") and Multiclass Pass-Through Securities. . CMOs are a more complex form of mortgage-backed security in that they are multi-class debt obligations which are collaterized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are today issued as Real Estate Mortgage Investment Conduits ("REMICs"). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as "Mortgage Assets"). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities. Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. REMICs, which have elected to be treated as such under the Internal Revenue Code, as amended (the "Code"), are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. REMICs, which have elected to be treated as such under the Internal Revenue Code, as amended (the "Code"), are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     In order to form a CMO, the issuer assembles a package of traditional mortgage- backed pass-through securities, or actual mortgage loans, and use them as collateral for a multi-class security. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

     A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

     Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

     In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions.

     A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

     Money Market Instruments. Money market instruments may include the following types of instruments:

-- obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;
-- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;
-- obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;
-- asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the highest categories of any NRSRO;
--   repurchase  agreements;
--   bank  and  savings  and  loan  obligations;
-- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;
-- high quality short-term (maturity in 397 days or less) corporate obligations rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser;
-- bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;
-- extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period, and if the extended commercial notes are determined to be illiquid, each of the Gartmore GVIT Money Market Fund and the Gartmore GVIT Money Market Fund II will be limited to holding no more than 10% of its net assets in these and any other illiquid securities.

     Municipal Securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities.

     Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

     Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

     The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. The Gartmore Money Market Fund and the Gartmore Money Market Fund II may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

     An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

WRAP  CONTRACTS

     The Gartmore Morley Enhanced Income Fund (the "Enhanced Income Fund"), one of the Underlying Funds for the GVIT Investor Destinations Funds, may cover certain of its assets with wrap contracts in order to reduce the volatility of the Enhanced Income Fund's NAV. A wrap contract is a contract between the Enhanced Income Fund and a financial institution such as a bank, insurance company or other financial institution (a "wrap provider"), under which the wrap provider agrees to make payments to the Fund upon the occurrence of certain events. By purchasing wrap contracts, the Enhanced Income Fund expects to reduce fluctuations in NAV per share because, under normal circumstances, the value of the Fund's wrap contracts will vary inversely with the value of its respective assets that are covered by the contracts ("covered assets"). For example, when the market value of covered assets falls below "book value" (essentially the purchase price of covered assets plus any accrued net income thereon), wrap contracts will be assets of the Enhanced Income Fund with a value equal to the difference between the book and market values. Similarly, when the market value of covered assets is greater than their book value, wrap contracts will become a liability of the Enhanced Income Fund equal to the amount by which the market value of covered assets exceeds their book value. In this manner, under normal conditions wrap contracts are expected to reduce the impact of interest rate risk on covered assets and, hence, the market price variability of the Enhanced Income Fund.

     The Enhanced Income Fund will pay premiums to wrap providers for wrap contracts, and these premiums will be an ongoing expense of the Fund. Wrap contracts obligate wrap providers to make certain payments to the Enhanced Income Fund in exchange for payment of premiums. Payments made by wrap providers as provided by wrap contracts are intended to enable the Enhanced Income Fund to make redemption payments at the current book value of covered assets rather than at the current market price. Wrap contract payments may be made when assets are sold to fund redemption of shares, upon termination of wrap contracts, or both. Payments are based on the book value of wrap contracts, and are normally equal to the sum of (i) the accrued or amortized purchase price of covered assets, minus (ii) the sale price of covered assets liquidated to fund share redemptions, plus (iii) interest accrued at a crediting rate, computation of which is specified in the wrap contracts. The crediting rate is the yield on the covered assets, adjusted to amortize the difference between market value and book value over the duration of the covered assets, less wrap contract premiums and Fund expenses. Wrap contracts typically provide for periodic reset of crediting rates. Crediting rates reflect the amortization of realized and unrealized gains and losses on covered assets and, in consequence, may not reflect the actual returns achieved on the wrapped assets. From time to time crediting rates may be significantly greater or less than current market interest rates, although wrap contracts generally provide that crediting rates may not fall below zero.

     The Enhanced Income Fund will normally hold one to three percent of its assets as cash or cash equivalents which can be sold close to book value to fund redemption requests. If circumstances arise that require the Enhanced Income Fund to liquidate assets other than cash, and if the fair market value of those other assets is less than their book value, a wrap contract will, under normal circumstances, obligate the wrap provider to pay the Enhanced Income Fund all or some of the difference. However, if the market value of assets being liquidated exceeds the corresponding book value, the Enhanced Income Fund would be obligated to pay all or some of the difference to the wrap provider. Generally, wrap contract payments will be made within one day after the Enhanced Income
Fund requests a payment. If more than one wrap contract applies to covered assets which have been liquidated, payment requests will be allocated among wrap contracts as specified in each wrap contract.

     Wrap contracts may require that covered assets be limited as to duration or maturity, consist of specified types of securities, and/or be at or above a specified credit quality. Wrap contracts purchased by the Enhanced Income Fund will be consistent with its investment objectives and policies as set forth in its Prospectus and SAI, although in some cases wrap contracts may require more restrictive investment objectives and policies. Wrap contracts may also allow providers to terminate their contracts if the Enhanced Income Fund changes its investment objectives, policies and restrictions as set forth in its Prospectus and SAI without having obtained the consent of the wrap providers. In the event of termination by a wrap provider, the Enhanced Income Fund may not be able successfully to replace contract coverage with another provider.

     Wrap contracts may mature on specified dates and may be terminable upon notice by the Enhanced Income Fund or in the event of a default by the Enhanced Income Fund or the wrap provider. "Evergreen" wrap contracts specify no maturity date. They allow either the Enhanced Income Fund or a provider to terminate the wrap contract through a fixed maturity conversion. Under a fixed maturity conversion the wrap contract will terminate on a future date which is generally determined by adding the duration of covered assets to a date elected by the party seeking to terminate the contract. For example, if the date elected is January 1, 2002, and the duration of covered assets is 3 years, the wrap contract will terminate as of January 1, 2005. In addition, during the conversion period, the Fund may be required to comply with certain restrictions on covered assets, such as limitation of their duration to the remaining term of the conversion period.

     Generally, at termination of a wrap contract, the wrap provider will be obligated to pay the Enhanced Income Fund any excess of book value over market value of covered assets. However, if a wrap contract terminates because of a default by the Enhanced Income Fund or upon election by the Fund (other than through a fixed maturity conversion), no such payment is made.

     Risks Associated with Wrap Contracts. The Enhanced Income Fund expects that it will utilize wrap contracts to maintain some of the Fund's assets at stable book value. However, there are certain risks associated with the use of wrap contracts that could impair the Fund's ability to achieve this objective.

     If a wrap contract matures or terminates, the Enhanced Income Fund may be unable to obtain a replacement wrap contract or a wrap contract with terms substantially similar those of the maturing or terminating agreement. If at the time the market value of covered assets is less than their book value, the Fund may be required to reduce its NAV accordingly. Likewise, if the market value of the covered assets is greater than their book value, the Enhanced Income Fund's NAV may increase. In either case, fund shareholders may experience unexpected fluctuations in the value of their shares. Further, if new wrap contracts are negotiated on less favorable terms than those of the contracts being replaced, such as higher wrap premiums, the net returns of the Enhanced Income Fund may be negatively affected.

     The Enhanced Income Fund's Board of Trustees has established policies and procedures governing valuation of these instruments. Other fair and reasonable valuation methodologies may be utilized in certain circumstances including, but not limited to, (1) default by a wrap provider under a wrap contract or other agreement; (2) insolvency of a wrap provider; (3) reduction of the credit rating of a wrap provider; or (4) any other situation in which the Board of Trustees determines that a wrap provider may no longer be able to satisfy its obligations under a wrap contract. In any such case, the fair value of any wrap contract may be determined to be less than the difference between book value and the market value of covered assets.

     Wrap Contracts do not protect the Enhanced Income Fund from the credit risk of covered assets. Defaults by issuers of covered assets or downgrades in their credit rating to below investment grade status will generally cause those assets to be removed from coverage under wrap contracts, in which event the Enhanced Income Fund may experience a decrease in NAV.

     Currently, there is no active trading market for wrap contracts, and none is expected to develop. The Enhanced Income Fund may therefore be unable to liquidate wrap contracts within seven days at fair market value, in which case the wrap contracts will be considered illiquid. At the time of their purchase, the fair market value of the Enhanced Income Fund's wrap contracts, plus the fair market value of all other illiquid assets in the Fund, may not exceed fifteen percent (15%) of the fair market value of the Enhanced Income Fund's net assets. If the fair market value of illiquid assets including wrap contracts later rises above 15% of the fair market value of the Enhanced Income Fund's net assets, the price volatility of the Fund's shares may increase as the Fund acts to reduce the percentage of illiquid assets to a level that does not exceed 15% of the Fund.

REPURCHASE  AGREEMENTS

     In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.
Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

WHEN-ISSUED  SECURITIES  AND  DELAYED-DELIVERY  TRANSACTIONS

     When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

     When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account.
Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

LIMITED  LIABILITY  COMPANIES

     Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

LENDING  PORTFOLIO  SECURITIES

     A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

INDEXED  SECURITIES

     Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an "index"). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

SMALL  COMPANY  AND  EMERGING  GROWTH  STOCKS

     Investing in securities of small-sized, including micro-capitalization companies, and emerging growth companies may involve greater risks than investing in the stocks of larger, more established companies since these securities may have limited marketability and thus may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL  SITUATION  COMPANIES

     "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadvisers of such Funds believe, however, that if the adviser or subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN  SECURITIES

     Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in securities in the United States. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

     Investment in Companies in Developing or Emerging Market Countries. Investments may be made from time to time in companies in developing or emerging market countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

     Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

     Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

     A Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

     Conversion to the Euro. The Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is currently being implemented in stages, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

     Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FOREIGN  COMMERCIAL  PAPER

     A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

EXTENDABLE  COMMERCIAL  NOTES

     The Gartmore GVIT Money Market Fund, the Gartmore GVIT Money Market Fund II and the Gartmore Money Market Fund (as an Underlying Fund for the GVIT Investor Destinations Funds) may invest in extendable commercial notes (ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking noteholder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

     The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. A Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

BRADY  BONDS

     Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds." Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

          Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. If an issuer defaults with respect to collateralized Brady Bonds and as a result the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

REAL  ESTATE  SECURITIES

     Although no Fund will invest in real estate directly, a Fund may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.

CONVERTIBLE  SECURITIES

     Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged.
Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

     Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

     A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly
Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will necessarily convert into either cash or a specified number of shares of common stock.

     Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.

     An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

     Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

WARRANTS

     Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED  STOCK

     Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT  SELLING  OF  SECURITIES

     In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

     A Fund may engage in short sales, subject to certain tax restrictions, if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such a case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

RESTRICTED,  NON-PUBLICLY  TRADED  AND  ILLIQUID  SECURITIES

     A Fund may not invest more than 15% (10% for the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

     Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

     A Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The applicable subadviser or the adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as accredited investors.

     Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the adviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

     A Fund may borrow money from banks, limited by each Fund's fundamental investment restriction (generally, 331/3% of its total assets (including the amount borrowed)), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. A Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets. Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

DERIVATIVE  INSTRUMENTS

     A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options and forward currency contracts to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

     Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

     The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

     Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

(1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires skills different from those necessary for predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.
(2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.
(3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.
(4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

     Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities"above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

     A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

     A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

     Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

     Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

     To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

     A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls.
These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

     Swap Agreements. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

     The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

     A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     Structured Products. One common type of security is a "structured" product. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

     With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

     Foreign Currency-Related Derivative Strategies - Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a Fund's adviser or a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD  CURRENCY  CONTRACTS

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

     A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

     A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in the case of the Gartmore GVIT Worldwide Leaders Fund, to adjust its currency exposure relative to its benchmark, the MSCI World Equity Index. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

FLOATING  AND  VARIABLE  RATE  INSTRUMENTS

     Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

     Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

SECURITIES  OF  INVESTMENT  COMPANIES

     As permitted by the 1940 Act, a Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. However, as described above, each of the GVIT Investor Destinations Funds may invest up to 100% of its assets in other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

SPDRS  AND  OTHER  EXCHANGE  TRADED  FUNDS

     A Fund may invest in Standard & Poor's Depository Receipts ("SPDRs") and in shares of other exchange traded funds (collectively, "ETFs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

     ETF's, including SPDRs, are not actively managed. Rather, an ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

BANK  OBLIGATIONS

     Bank obligations that may be purchased by a Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

     Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations. Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

     Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

     Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

     Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

     Current federal income tax law requires the holder of a zero coupon security, certain PIK bonds and deferred payment securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

LOAN  PARTICIPATIONS  AND  ASSIGNMENTS

     Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable adviser or subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

     A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

     In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE  DOLLAR  ROLLS  AND  REVERSE  REPURCHASE  AGREEMENTS

     A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered borrowings by the Funds. (See "Borrowing")

     Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

THE  NATIONWIDE  CONTRACT

     Each of the GVIT Investor Destinations Funds (except the GVIT Investor Destinations Aggressive Fund) currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because of the guaranteed nature of the contract, the Funds will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, GMF believes that the stable nature of the Nationwide Contract should reduce a GVIT Investor Destinations Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

CAPITAL PROTECTION AGREEMENT (FOR THE GARTMORE GVIT NATIONWIDE PRINCIPAL PROTECTED FUND)

     The Gartmore GVIT Nationwide Principal Protected Fund has entered into a Capital Protection Agreement with AIG Financial Products Corp. (the "Capital Protection Provider"), in order to help ensure that the Fund will be able to redeem any shareholder's account on the Guarantee Maturity Date at no less than the Guaranteed Amount. The Guaranteed Amount is the initial value of the investor's account at the beginning of the Guarantee Period. It may be reduced under some circumstances described below. An investor's initial purchase amount will also be decreased by any initial sales charges paid in order to determine the investor's Guaranteed Amount. To receive the full Guaranteed Amount at the end of the Guarantee Period, an investor must automatically reinvest all dividends and distributions received from the Fund and redeem no shares. In addition to reductions in the Guaranteed Amount caused by redemptions or taking your dividends or distributions in cash, an investor's Guaranteed Amount may also be reduced by:

- any extraordinary expenses incurred by the Fund that are not covered by the Capital Protection Agreement (including, for example, legal fees or other costs of litigating a claim brought against the Fund); and
- any reduction in the Fund's net assets because the Fund, Gartmore Mutual Fund Capital Trust (the Fund's investment adviser) or its other service providers do not perform as required under the Capital Protection Agreement.

     Although the Fund never restricts your ability to redeem your shares or to take dividends or distributions in cash instead of reinvesting them, you will be reducing or eliminating the benefit of the Capital Protection if you do so during the Guarantee Period. As a result, shareholders who redeem during the Guarantee Period will bear the cost of the Capital Protection Agreement without receiving any corresponding benefit.

     Under the Capital Protection Agreement, if the assets of the Fund do not meet certain requirements or certain other conditions occur (including noncompliance with the certain agreed upon investment parameters) prior to the Guarantee Maturity Date (each, a "Trigger Event," as further described below), a "Zero Coupon Investment Period" may begin and the Fund may be required to liquidate its assets in both the Total Return Component (primarily equity securities) and the Protection Component (primarily high quality debt securities, which may include a high proportion of zero coupon securities) other than certain zero coupon U.S. government securities it then holds, and will pay the proceeds of that liquidation to the Capital Protection Provider. In exchange for those proceeds, the Capital Protection Provider will deliver to the Fund zero coupon U.S. government securities with a face amount that, together with the face amount of any zero coupon U.S. government securities then held by the Fund, equals at least the aggregate Guaranteed Amount. If the Fund moves into a Zero Coupon Investment Period, the Fund will be required to hold zero coupon U.S. government securities to maturity except to the extent that they need to be sold to cover shareholder redemptions and Fund expenses. At the end of the Guarantee Period, the Fund will inform the Capital Protection Provider whether the Fund's net assets are sufficient to pay the aggregate Guaranteed Amounts to the remaining shareholders. If there are not sufficient assets at that time and assuming that the Fund's assets have not been reduced by causes other than fluctuations in the market value of the Fund's assets or by redemptions from the Fund, the Capital Protection Provider will then pay to the Fund an amount of cash that, together with the available cash held by the Fund, equals the aggregate Guaranteed Amounts.

     While the Capital Protection Agreement will protect the Fund from any reductions in the Fund's net asset value that are attributable to fluctuations in the market value of the Fund's asset, other reductions including, without limitation, those reductions attributable to acts or omissions of the Fund, GMF or their representatives that constitute negligence, recklessness, bad faith or willful misconduct, or to failures to comply with the Fund Allocation Conditions (condition which determine the allocation from time to time of the Fund's assets between the Total Return Component and the Protection Component) or the Investment Management Guidelines (investment guidelines that determine the separate composition of each of the Total Return Component and the Protection Component), including specifying the types of securities, as well as the countries and sectors in which the Total Return Component and the Protection Component of the Fund may invest or with their respective statutory obligations to shareholders to limit dilution resulting from redemption of shares, are not covered by the Capital Protection Agreement.

     A "Trigger Event" means that the assets of the Fund do not meet the requirements of the Capital Protection Agreement on any business day prior to the Guarantee Maturity Date or the occurrence of any of the following events at any time before the fifth business day prior to the Guarantee Maturity Date: (a) a change to the Investment Management Guidelines not approved by the Capital Protection Provider; (b) any failure by the Investment Adviser to cure a breach of the Fund Allocation Conditions after receipt of notice of such breach from the Capital Protection Provider; (c) any failure of the Fund to comply with the Investment Management Guidelines, unless such failure is cured in accordance with the Capital Protection Agreement; (d) the termination of, or the failure of expenses incurred by the Fund to be within the limits set forth in, the Expense Limitation Agreement; (e) the Fund has incurred expenses or liabilities not covered by the Expense Limitation Agreement or has incurred other expenses or liabilities that exceed 5% of the assets of the Fund; (f) an event of default where the Fund is the defaulting party or a termination event where the Fund is an affected party under the Capital Protection Agreement; (g) the Investment Adviser resigns, or the agreement with the Investment Adviser is terminated by the Board of Trustees, the Fund's shareholders or otherwise, and a successor is not acceptable to the Capital Protection Provider; or (h) the Investment Adviser is no longer an affiliate of Nationwide Mutual Insurance Company; (i) the Investment Adviser breaches any obligation it has under the Capital Protection Agreement to cure a Trigger Event; (j) a breach by the Investment Adviser, the Fund or the Fund's custodian bank of the Capital Protection Agreement; (k) any amendment to the constitutive documents of the Fund, or any material change to the terms of the Fund that is adverse to the interests of the Fund or the Capital Protection Provider; or (l) any suspension of the calculation of the net asset value of the Fund or of redemptions of the Fund's, unless cured on the business day following its occurrence. Once a Trigger Event occurs and unless the condition causing the Trigger Event can be cured, the Fund may have to irreversibly invest in zero coupon U.S. government securities for the remainder of the Guarantee Period and will enter into the "Zero Coupon Investment Period."

     The Trust's Board of Trustees may terminate or amend the terms of the Capital Protection Agreement at any time without shareholder approval, if the Board determines in its reasonable judgment that it is in the best interests of the Fund and its shareholders to do so. To the extent practicable, shareholders would be given at least 60 days prior written notice of any termination of the Capital Protection Agreement. In the event of such termination, the Trust's Board of Trustees would consider reasonable alternatives and seek to act in the best interests of shareholders. In the event of the termination of the Capital Protection Agreement, the Fund would not be able to pay your Guaranteed Amount if and to the extent that the value of your account is less than your Guaranteed Amount on the Guarantee Maturity Date, unless the Fund is able to replace the Capital Protection Agreement. Replacement of the Capital Protection Agreement may entail substantial additional expense to the Fund.

     AIG FINANCIAL PRODUCTS CORP. AND AIG, INC. The Capital Protection Provider is a Delaware corporation. The Capital Protection Provider and its subsidiaries conduct, primarily as principal, a financial derivative products business. The Capital Protection Provider also enters into investment contracts and other structured transactions, and invests in a diversified portfolio of securities. In the course of conducting its business, the Capital Protection Provider also engages in a variety of other related transactions. AIG, Inc. (AIG), the Capital Protection Provider's parent, is also organized as a Delaware corporation. AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services, and retirement savings and asset management. AIG has unconditionally guaranteed the payment obligations of the Capital Protection Provider arising under the Capital Protection Agreement.

     Since the Capital Protection Provider's payment obligations under the Capital Protection Agreement are guaranteed by AIG, its parent, a shareholder's ability to receive the Guaranteed Amount may depend on the financial condition of the Capital Protection Provider and AIG and their ability to meet their obligations to the Fund. If the Capital Protection Provider and AIG become insolvent or their credit deteriorates substantially, the Capital Protection
Provider and AIG may not be able to perform as required by the Capital Protection Agreement and the related guarantee. In such event, the Fund could take a variety of actions, including replacing the Capital Protection Agreement. In such circumstances, shareholders could suffer a loss of principal. During the Post-Guarantee Period, an investment in the Fund will no longer receive the benefit of the Capital Protection Agreement.

The  following  is  incorporated  by  reference  herein:

- AIG's audited financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2001;

- AIG's unaudited financial statements included in its Quarterly Reports on Form 10-Q for the quarters ended March 31, 2002, June 30, 2002, and September 30, 2002;

-    AIG's  Current  Report on Form 8-K dated and filed February 13, 2003; and

- to the extent filed with the Commission prior to the end of the Fund's Offering Period, AIG's audited financial statements included in any Annual Report of AIG on Form 10-K and AIG's unaudited financial statements included in any Quarterly Report of AIG on Form 10-Q.


TEMPORARY  INVESTMENTS

     Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser (or subadviser) believes that business, economic, political or financial conditions warrant, a Fund (except the Dreyfus GVIT Mid Cap Index Fund), subject to the Fund's permitted investments, may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Portfolio may invest directly; and (5) subject to the limits of the 1940 Act; shares of other investment companies (which may include affiliates of the Fund) that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings. The Dreyfus GVIT Mid Cap Index Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

INVESTMENT  RESTRICTIONS

     The following are fundamental investment restrictions for each of the Funds which cannot be changed without the authorization of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

Each  of  the  Funds:

- May not lend any security or make any other loan except that each Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
- May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).
- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of such Fund.
- May not act as an underwriter of another issuer's securities, except to the extent that each Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

     In addition, each Fund, except GVIT Small Company Fund, Strong GVIT Mid Cap Growth Fund, Gartmore GVIT Global Health Sciences Fund, Turner GVIT Growth Focus Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund, Gartmore GVIT Worldwide
Leaders Fund, Gartmore GVIT Nationwide Leaders Fund, Gartmore GVIT Global Technology and Communications Fund, GVIT Equity 500 Index Fund and each of the GVIT Investor Destinations Funds:

- May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Each of the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

     Each  Fund,  except for Gartmore GVIT Global Health Sciences Fund, Gartmore
GVIT OTC Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Technology and Communications Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT U.S. Growth Leaders Fund and the GVIT Investor Destinations
Funds:

- May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

     For each of the Gartmore GVIT Growth Fund, Gartmore GVIT Total Return Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II:

No  Fund  may:

- Purchase securities on margin, but the Trust may obtain such credits as may be necessary for the clearance of purchases and sales of securities and except as may be necessary to make margin payments in connection with derivative securities transactions.

For  the  GVIT  Investor  Destinations  Funds:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of the issuers, the principal activities of which are in the same industry; provided, that a Fund may invest more than 25% of its total assets in securities of issuers in an industry if the concentration in an industry is the result of the weighting in a particular industry in one or more Underlying Funds.

For  the  GVIT  Equity  500  Index  Fund:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, the Fund may invest more than 25% of its total assets in securities of issuers in that industry.

     The following are the NON-FUNDAMENTAL operating policies of each of the Funds, except Gartmore GVIT Total Return Fund, Gartmore GVIT Growth Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II, which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER APPROVAL:

Each  Fund  may  not:

- Sell securities short (except for the Dreyfus GVIT Mid Cap Index Fund, Gartmore GVIT U.S. Growth Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Dreyfus GVIT Mid Cap Index Fund, Gartmore GVIT U.S. Growth Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund may only sell securities short in accordance with the description contained in their respective Prospectuses or in this SAI.
- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, and transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.
- Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such an event, however, such a Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.
- Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.
- Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 331/3% of the Fund's total assets at the time of the borrowing or investment.

     The following are the NON-FUNDAMENTAL operating policies of the Gartmore GVIT Growth Fund, Gartmore GVIT Total Return Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER
APPROVAL:

No  such  Fund  may:

-    Make  short  sales  of  securities.
- Purchase or otherwise acquire any other securities if, as a result, more than 15% (10% with respect to the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II) of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.
- Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization and (b) to the extent permitted by the 1940 Act, or any rules or regulations thereunder, or pursuant to any exemption therefrom.

     The investment objectives of each of the Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.

     In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund's holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S. Government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

PORTFOLIO  TURNOVER

     The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The portfolio turnover rate for the years ended December 31, 2001 and 2000 were as follows:



---------------------------------------------------------------------------
FUND                                                        2001      2000
---------------------------------------------------------------------------

Gartmore GVIT Nationwide Leaders Fund1 . . . .             0.00%        N/A

Gartmore GVIT U.S. Growth Leaders Fund1. . . .             9.71%        N/A

Gartmore GVIT Worldwide Leaders Fund2. . . . .           128.06%    184.98%

Gartmore GVIT International Growth Fund3, 13 .           245.96%     93.02%

Gartmore GVIT Emerging Markets Fund3, 13 . . .           140.18%     43.33%

Gartmore GVIT Global Technology
 and Communications Fund4, 5, 13                         894.05%    305.36%

Gartmore GVIT Global Financial Services Fund6.             0.00%        N/A

Gartmore GVIT Global Utilities Fund6 . . . . .             0.00%        N/A

Gartmore GVIT Global Health Sciences Fund7, 14           892.96%      0.00%

Gartmore GVIT Total Return Fund8 . . . . . . .            58.36%    148.28%

Gartmore GVIT Growth Fund9                               227.28%    205.34%

Gartmore GVIT Government Bond Fund . . . . . .            55.80%     75.91%

GVIT Small Cap Value Fund                                164.87%    181.85%

GVIT Small Company Fund                                  135.90%    163.66%

GVIT Small Cap Growth Fund                               124.61%    182.48%

Turner GVIT Growth Focus Fund4, 10, 13 . . .        .  1,256.23%    867.40%

Comstock GVIT Value Fund                                 127.03%     72.32%

Federated GVIT High Income Bond Fund . . . . .            31.64%     18.12%

J.P. Morgan GVIT Balanced Fund . . . . . . . .           181.89%    252.43%

Dreyfus GVIT Mid Cap Index Fund. . . . . . . .            28.43%     83.45%

Strong GVIT Mid Cap Growth Fund10. . . . . . .           635.03%    632.95%

MAS GVIT Multi Sector Bond Fund. . . . . . . .           340.77%    399.03%

Gartmore GVIT Investor Destinations
Aggressive Fund11                                         10.90%        N/A

Gartmore GVIT Investor Destinations
Moderately Aggressive Fund11                              11.10%        N/A

Gartmore GVIT Investor Destinations
Moderate Fund11                                            0.74%        N/A

Gartmore GVIT Investor Destinations
Moderately Conservative Fund11                             0.60%        N/A

Gartmore GVIT Investor Destinations
Conservative Fund11                                        0.40%        N/A

Nationwide GVIT Strategic Value Fund14 . . . .           154.96%     78.80%

Gartmore GVIT Global Leaders Fund12. . . . . .               N/A        N/A

Gartmore GVIT Global Small Companies Fund12. .               N/A        N/A

Gartmore GVIT OTC Fund12                                     N/A        N/A

Gartmore GVIT European Leaders Fund12. . . . .               N/A        N/A

Gartmore GVIT Asia Pacific Leaders Fund12. . .               N/A        N/A

GVIT Equity 500 Index Fund12                                 N/A        N/A

Dreyfus GVIT International Value Fund12. . . .               N/A        N/A

Gartmore GVIT Developing Markets Fund12. . . .               N/A        N/A
---------------------------------------------------------------------------



1.   The  Funds  commenced  operations  on  December  31,  2001.
2. The portfolio turnover for the Fund was significantly higher during the fiscal year ended December 31, 2000 due to a change in investment strategy. Prior to May 1, 2000, the Fund was managed as a global equity fund and has a more diversified investment strategy.
3.   The  Funds  commenced  operations  on  August  30,  2000.
4.   The  Funds  commenced  operations  on  June  30,  2000.
5. It is anticipated that the portfolio turnover for the Fund will decrease over the upcoming year and will normally be about 200%.
6.   The  Funds  commenced  operations  on  December  28,  2001.
7.   The  Fund  commenced  operations  on  December  29,  2000.
8. The portfolio turnover for the Fund was significantly higher during the fiscal year ended December 31, 2000 due to a change in portfolio managers and a significant reconfiguration of the Fund's portfolio.
9. The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due to a change in portfolio managers and a strategy to increase diversification in the portfolio.
10. It is anticipated that the portfolio turnover for the Fund will continue at a high rate during the fiscal year ending December 31, 2002, as the subadviser may engage in active and frequent trading of securities if doing so is in the best interest of the Fund.
11.  The  Funds  commenced  operations  on  December  14,  2001.
12.  The  Fund  has  not  yet  commenced  operations.
13. The portfolio turnover for the Fund was significantly higher during the fiscal year end December 31, 2001 due to an increase in frequent, short-term exchange activity by investors (to profit from day to day fluctuations in a Fund's share price). In an effort to reduce these activities, the Fund has added a short-term trading fee to Class III shares; however, to the extent that the Fund is subject to high short-term exchange activity in its initial classes, the portfolio turnover of the Fund will continue to be high, and the entire Fund will continue to be subject to higher transaction costs..
14. Although the portfolio manager may engage in active and frequent trading of securities if doing so is in the best interest of the Fund, the portfolio turnover for the Fund was higher during the fiscal year end December 31, 2001 to take advantage of recent volatile markets.

     High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of a Fund.

INSURANCE  LAW  RESTRICTIONS

     In connection with the Trust's agreement to sell shares to separate accounts to fund benefits payable under variable life insurance policies and variable annuity contracts, GMF and Gartmore Global Asset Management Trust ("GGAMT") (collectively, the "Advisers") and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Advisers may agree to use their best efforts to assure and permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

MAJOR  SHAREHOLDERS

     As of February 4, 2003, separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company had shared voting and investment power over the following Funds:





FUND/CLASS                                NO. OF SHARES       AMOUNT OF THE
                                                           CLASS TOTAL ASSETS
                                                         HELD BY THE SHAREHOLDER
--------------------------------------------------------------------------------
COMSTOCK GVIT VALUE FUND - CLASS I . . .    4711598.571              0.848939073

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .     724378.731              0.130519058
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
--------------------------------------------------------------------------------
DREYFUS GVIT MID CAP INDEX FUND -. . . .    16558028.84              0.626129286
CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .    5322809.785               0.20127801
NWVAII
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH  43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    2650023.535              0.100208627
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
--------------------------------------------------------------------------------
FEDERATED GVIT HIGH INCOME BOND FUND - .    20880311.99              0.868953406
CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    2686986.199              0.111821404
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT EMERGING MARKETS FUND -. .     555388.686              0.338185953
CLASS I

NATIONWIDE LIFE INSURANCE CO
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INS CO . . . . . . . . .     504334.813              0.307098351
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS, OH 43215-2220

NATIONWIDE INSURANCE COMPANY . . . . . .     284592.089              0.173293136
NWVA-II
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .     247126.991              0.150479978
NWVLI-4
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT GLOBAL FINANCIAL . . . . .      26078.213              0.652242426
SERVICES FUND - CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .       11432.32              0.285933861
NWVLI2
PO BOX 182029
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .        2471.86              0.061823713
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH  43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT GLOBAL FINANCIAL . . . . .     300526.156              0.455697043
SERVICES FUND - CLASS III

NATIONWIDE LIFE INS CO
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS, OH 43215-2220

NATIONWIDE INSURANCE CO. . . . . . . . .     240020.453              0.363950387
NWVA9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .     116459.594               0.17659126
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT GLOBAL HEALTH SCIENCES . .      31163.309              0.615490273
FUND -CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .      18755.456              0.370429236
NWVLI2
PO BOX 182029
COLUMBUS, OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT GLOBAL HEALTH SCIENCES . .     923685.116              0.688363472
FUND -CLASS III

NATIONWIDE INSURANCE CO
NWVA9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INS CO . . . . . . . . .     250499.265               0.18668109
1-32-05
ONE NATIONWIDE PLAZA
COLUMBUS, OH 43215-2220

NATIONWIDE LIFE INSURANCE CO . . . . . .     166120.667              0.123799114
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT GLOBAL TECHNOLOGY &. . . .    1238025.154               0.39632425
COMMUNICATION FUND - CLASS I

NATIONWIDE LIFE INSURANCE CO
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .     661813.036              0.211863672
NWVLI-4
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .     525887.076              0.168350215
NWVA-II
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INS CO . . . . . . . . .      514517.67              0.164710571
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS, OH 43215-2220
--------------------------------------------------------------------------------
GARTMORE GVIT GLOBAL UTILITIES FUND -. .      17780.727              0.618650334
CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .       5853.904              0.203676692
NWVLI2
PO BOX 182029
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .       5106.527              0.177672973
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT GLOBAL UTILITIES FUND -. .     303723.786               0.53598972
CLASS III

NATIONWIDE LIFE INS CO
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS, OH 43215-2220

NATIONWIDE INSURANCE CO. . . . . . . . .     166712.411              0.294201978
NWVA9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .      96223.525              0.169808302
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT GOVERNMENT BOND FUND - . .    82726658.73              0.509247092
CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    41666801.44              0.256491653
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    17761535.76              0.109336102
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT GROWTH FUND -. . . . . . .    10644397.94               0.40346854
CLASS I

NATIONWIDE LIFE INSURANCE CO
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    10165478.92              0.385315446
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    1781458.111              0.067524937
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    1575009.455              0.059699644
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT INTERNATIONAL GROWTH . . .    1002858.159              0.691212945
FUND - CLASS I

NATIONWIDE LIFE INS CO
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS OH 43215-2220

NATIONWIDE LIFE INSURANCE CO . . . . . .     238981.489              0.164716314
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .     166239.624              0.114579494
NWVLI-4
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT INVESTOR DESTINATIONS. . .    1690193.231              0.674109969
AGGRESSIVE FUND

NATIONWIDE LIFE INSURANCE CO
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .      344814.77              0.137524556
NWVA7
PO BOX 182029
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .     215948.567              0.086128071
NWVAII
PO BOX 182029
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .     179686.894              0.071665609
NWVLI4
PO BOX 182029
COLUMBUS, OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT INVESTOR DESTINATIONS. . .    7478527.016              0.696105735
CONSERVATIVE FUND

NATIONWIDE LIFE INSURANCE CO
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .    1737970.001               0.16177128
NWVAII
PO BOX 182029
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .    1070582.116              0.099650419
NWVA7
PO BOX 182029
COLUMBUS OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT INVESTOR DESTINATIONS. . .    6468744.225              0.687823289
MODERATELY AGGRESSIVE FUND

NATIONWIDE LIFE INSURANCE CO
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .    1213916.526              0.129076066
NWVA7
PO BOX 182029
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .    1068325.893              0.113595376
NWVAII
PO BOX 182029
COLUMBUS OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT INVESTOR DESTINATIONS. . .    8395568.603              0.718733878
MODERATELY CONSERVATIVE FUND

NATIONWIDE LIFE INSURANCE CO
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .    1695641.189              0.145161671
NWVA7
PO BOX 182029
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .     906494.177              0.077603806
NWVAII
PO BOX 182029
COLUMBUS OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT INVESTOR DESTINATIONS. . .    14847333.54              0.718697536
MODERATE FUND

NATIONWIDE LIFE INSURANCE CO
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .     2954292.19              0.143004972
NWVA7
PO BOX 182029
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .    2195426.423              0.106271443
NWVAII
PO BOX 182029
COLUMBUS, OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT MONEY MARKET FUND -. . . .     1140653562              0.468810896
CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .      767531145              0.315456836
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    246320635.2              0.101238274
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT MONEY MARKET FUND II . . .    113031579.9                0.9991333

NATIONWIDE INSURANCE COMPANY
NWVA 4
PO BOX 182029
COLUMBUS OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT NATIONWIDE LEADERS FUND -.     653711.738              0.726915932
CLASS III

NATIONWIDE INSURANCE CO
NWVA9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .      128599.09              0.142999922
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INS CO . . . . . . . . .     100606.403              0.111872547
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS, OH 43215-2220
--------------------------------------------------------------------------------
GARTMORE GVIT NATIONWIDE LEADERS FUND -.      17493.599              0.665590615
CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .       8431.454              0.320797147
NWVLI2
PO BOX 182029
COLUMBUS, OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT TOTAL RETURN FUND -. . . .    51258915.22              0.334467779
CLASS I

NATIONWIDE LIFE INSURANCE CO
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    45968557.17              0.299947846
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    19333495.45              0.126152324
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    12090898.92              0.078893907
NWMF
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT U.S. GROWTH LEADERS FUND -    1072062.646              0.680660694
CLASS III

NATIONWIDE INSURANCE CO
NWVA9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029

NATIONWIDE LIFE INS CO . . . . . . . . .         300000              0.190472272
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS, OH 43215-2220

NATIONWIDE LIFE INSURANCE CO . . . . . .     202969.754              0.128867034
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS, OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT U.S. GROWTH LEADERS FUND -      61567.407              0.893223664
CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .       7217.988              0.104719006
NWVLI2
PO BOX 182029
COLUMBUS OH 43218-2029
--------------------------------------------------------------------------------
GARTMORE GVIT WORLDWIDE LEADERS FUND - .    3513597.666              0.853306505
CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .      441127.87              0.107131583
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029
--------------------------------------------------------------------------------
GVIT SMALL CAP GROWTH FUND - CLASS I . .    7096646.938              0.701736173

NATIONWIDE LIFE INSURANCE CO
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    1219260.625              0.120563879
NWVLI-4
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .     1075902.93              0.106388272
NWVAII
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029
--------------------------------------------------------------------------------
GVIT SMALL CAP VALUE FUND - CLASS I. . .    37653514.44              0.608776391

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE. . . . . . . .    14536906.26              0.235030527
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    6104589.472               0.09869809
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029
--------------------------------------------------------------------------------
GVIT SMALL COMPANY FUND - CLASS I. . . .     13876183.6              0.385227469

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    11814407.02              0.327988894
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    3448432.841              0.095734612
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    3265757.457               0.09066322
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029
--------------------------------------------------------------------------------
J.P. MORGAN GVIT BALANCED FUND - . . . .    15540864.61              0.856239025
CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    2266250.303              0.124861261
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029
--------------------------------------------------------------------------------
MAS GVIT MULTI SECTOR BOND FUND -. . . .    17232545.16              0.760965302
CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    2476375.831              0.109353323
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .    2406810.729              0.106281425
NWVAII
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029
--------------------------------------------------------------------------------
NATIONWIDE GVIT STRATEGIC VALUE FUND - .    1427916.834              0.787653488
CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .     206409.769              0.113857734
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .     106730.391              0.058873572
SEED ACCOUNT
ONE NATIONWIDE PLAZA
C/O INVESTMENT ACCOUNTING
COLUMBUS OH 43215-2239
--------------------------------------------------------------------------------
STRONG GVIT MID CAP GROWTH FUND -. . . .    8912917.833              0.675744683
CLASS I

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .    1985099.565              0.150502955
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .    1570077.532               0.11903751
NWVAII
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029
--------------------------------------------------------------------------------
TURNER GVIT GROWTH FOCUS FUND -. . . . .      721969.59               0.40714612
CLASS I

NATIONWIDE LIFE INSURANCE CO
NWVA-9
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE INSURANCE COMPANY . . . . . .     455622.642              0.256942943
NWVA-II
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INSURANCE CO . . . . . .     211030.828              0.119008313
NWVLI-4
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029

NATIONWIDE LIFE INS CO . . . . . . . . .         200000              0.112787609
ONE NATIONWIDE PLAZA
ATTN PAMELA SMITH
COLUMBUS OH 43215-2220

NATIONWIDE LIFE INSURANCE CO . . . . . .     100532.097              0.056693874
NWVLI-2
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 43218-2029
--------------------------------------------------------------------------------


                                       81

     As of May 1, 2001, all of the current shares of the Funds were designated Class I shares. At the same time, certain Funds made Class II shares available. In December of 2001, certain Funds made Class III shares available. In October of 2002, the Gartmore GVIT Money Market Fund made Class V shares available. Class IV shares, assuming shareholder approval by the shareholders of the Market Street Fund, will be sold to separate accounts of Nationwide Life Insurance Company of America, Nationwide Life and Annuity Company of America and National Life Insurance Company of Vermont. Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 are wholly owned by Nationwide Financial Services, Inc. ("NFS"). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

     As of February 4, 2003, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

TRUSTEES  AND  OFFICERS  OF  THE  TRUST

 MANAGEMENT  INFORMATION

TRUSTEES  WHO  ARE  NOT  INTERESTED  PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
FUNDS




(1)                           (2)          (3)                     (4)                    (5)           (6)
NAME, ADDRESS             POSITION(S)    TERM OF         PRINCIPAL OCCUPATION(S)       NUMBER OF       OTHER
AND AGE                    HELD WITH   OFFICE WITH         DURING PAST 5 YEARS        PORTFOLIOS   DIRECTORSHIPS
                             FUND         TRUST                                         IN FUND       HELD BY
                                          LENGTH                                        COMPLEX       TRUSTEE2
                                         OF TIME                                       OVERSEEN
                                         SERVED1                                      BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
Charles E. Allen,. . . .  Trustee      Since         Mr. Allen is Chairman,                   82       None
                                       July 2000     Chief Executive Officer
8162 E. Jefferson Ave.,                              and President of Graimark
 #15B                                                Realty Advisors, Inc.
Detroit, MI 48214                                    (real estate development,
                                                     investment and asset
Age 54                                               management).
---------------------------------------------------------------------------------------------------------------

Paula H.J. . . . . . . .  Trustee      Since         Ms. Cholmondeley is                      82       None
Cholmondeley                           July 2000     Vice President and
                                                     General Manager of
c/o Sappi Fine Paper                                 Special Products at
225 Franklin Street                                  Sappi Fine Paper North
Boston, MA 02110                                     America. Prior to 1998,
                                                     she held various positions
Age 55                                               with Owens Corning,
                                                     including Vice President
                                                     and General Manager of
                                                     the Residential Insulation
                                                     Division (1997 to 1998).
---------------------------------------------------------------------------------------------------------------

C. Brent DeVore. . . . .  Trustee      Since         Dr. DeVore is President                  82       None
                                       May 1998      of Otterbein College.
111 N. West Street
Westerville, OH 43081

Age 62
---------------------------------------------------------------------------------------------------------------

Robert M. Duncan . . . .  Trustee      Since         Since 1999, Mr. Duncan                   82       None
                                       April 1997    has worked as an arbitration
1397 Haddon Road                                     and mediation consultant.
Columbus, OH 43209                                   From 1996 to 1999, he
                                                     was Commissioner of the
Age 75                                               Ohio Elections Commission.
---------------------------------------------------------------------------------------------------------------

Barbara L. Hennigar. . .  Trustee      Since         Retired; Ms. Hennigar is                 82       None
                                       July 2000     the former Chairman of
6363 So. Sicily Way                                  OppenheimerFunds Services
Aurora, CO 80016                                     and Shareholder Services
                                                     Inc. Ms. Hennigar held this
Age 67                                               position from October 1999
                                                     to June, 2000.  Prior to that,
                                                     she served as President and
                                                     Chief Executive Officer of
                                                     OppenheimerFunds Services.
---------------------------------------------------------------------------------------------------------------

Thomas J. Kerr, IV . . .  Trustee      Since         Dr. Kerr is President                    82       None
                                       June 1981     Emeritus of Kendall
4890 Smoketalk Lane                                  College.
Westerville, OH 43081

Age 69
---------------------------------------------------------------------------------------------------------------

Douglas F. Kridler . . .  Trustee      Since         Mr. Kridler is the President             82       None
                                       September     and Chief Executive Officer
2355 Brixton Road                      1997          of the Columbus Foundation
Columbus, OH 43221                                   (a foundation which
                                                     manages over 1,000
Age 47                                               individual endowment
                                                     funds).  Prior to
                                                     January 31, 2002,
                                                     Mr. Kridler was the
                                                     President of the Columbus
                                                     Association for the
                                                     Performing Arts and
                                                     Chairman of the Greater
                                                     Columbus Convention
                                                     and Visitors Bureau.
---------------------------------------------------------------------------------------------------------------

Mark Lipson. . . . . . .  Trustee      Since                                                  82
                                       March,
[address]                              2003

Age [ ]
---------------------------------------------------------------------------------------------------------------

David C. Wetmore . . . .  Trustee      Since         Mr. Wetmore is the                      823       None
                                       May 1998      Managing Director of
26 Turnbridge Drive                                  Updata Capital, Inc., a
Long Cove Plantation                                 venture capital firm.
Hilton Head, SC 29928

Age 54
---------------------------------------------------------------------------------------------------------------


1 The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.
3 Mr. Wetmore serves as an independent member of the Administrative Committee for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC, four hedge funds managed by Gartmore SA Capital Trust ("GSA").

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUNDS




(1)                         (2)         (3)                    (4)                    (5)           (6)
NAME, ADDRESS,          POSITION(S)   TERM OF        PRINCIPAL OCCUPATION(S)       NUMBER OF       OTHER
AND AGE                  HELD WITH    OFFICE -         DURING PAST 5 YEARS        PORTFOLIOS   DIRECTORSHIPS
                           FUND        LENGTH                                       IN FUND         HELD
                                      OF TIME                                       COMPLEX     BY TRUSTEE2
                                      SERVED1                                      OVERSEEN
                                                                                  BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
Joseph J. Gasper . . .  Trustee      Since       Mr. Gasper is a Director,                82       None
                                     September   President and Chief
Nationwide Insurance                 1997        Operating Officer of
One Nationwide Plaza                             Nationwide Financial
1-37-06                                          Services, Inc.* (since
Columbus, OH 43215                               December 1996) and of
                                                 Nationwide Life and
Age 60                                           Annuity Insurance
                                                 Company* and Nationwide
                                                 Life Insurance Company*
                                                 (since April 1996).
                                                 Mr. Gasper is also
                                                 Vice Chairman of the
                                                 Board of Directors of the
                                                 managing unitholder of
                                                 GGAMT* and GMF.*
---------------------------------------------------------------------------------------------------------------

Paul J. Hondros. . . .  Trustee      Since       Mr. Hondros is President                823       None
                        and          July 2000   and Chief Executive
Gartmore Global. . . .  Chairman                 Officer of Gartmore
Investments, Inc.                                Distribution Services, Inc.*,
1200 River Road,                                 Gartmore Investor Services,
Conshohocken, PA                                 Inc.*, Gartmore Morley
 19428                                           Capital Management, Inc.*,
                                                 Gartmore Morley Financial
Age 54                                           Services, Inc.,* NorthPointe
                                                 Capital, LLC*,  GGAMT*,
                                                 GGI*, GMF*,and GSA*
                                                 and a Director of
                                                 Nationwide Securities, Inc.*
                                                 as well as several entities
                                                 within Nationwide Financial
                                                 Services, Inc. Prior to that,
                                                 Mr. Hondros served as
                                                 President and Chief
                                                 Operations Officer of
                                                 Pilgrim Baxter and
                                                 Associates, Ltd., an
                                                 investment management
                                                 firm, and its affiliated fixed
                                                 income investment
                                                 management arm, Pilgrim
                                                 Baxter Value Investors, Inc.
                                                 and as Executive Vice
                                                 President to the PBHG
                                                 Funds, PBHG Insurance
                                                 Series Funds and PBHG
                                                 Adviser Funds.
---------------------------------------------------------------------------------------------------------------

Arden L. Shisler . . .  Trustee      Since       Mr. Shisler is President                 82       None
                                     February    and Chief Executive Officer
1356 North Wenger Rd.                2000        of K&B Transport, Inc., a
Dalton, OH 44618                                 trucking firm, Chairman
                                                 of the Board for Nationwide
Age 61                                           Mutual Insurance Company*
                                                 and a Director of Nationwide
                                                 Financial Services, Inc.*
---------------------------------------------------------------------------------------------------------------

Gerald J. Holland. . .  Treasurer    Since       Mr. Holland is Senior                    82       None
                                     March       Vice President - Chief
Gartmore Global                      2001        Administrative Officer for
Investments, Inc.                                GGI*, GMF* and GSA.*
1200 River Road,                                 From July 2000 to
Conshohocken, PA                                 March 2002 he was Senior
19428                                            Vice President - Operations
                                                 for GGI, GMF and GSA.
Age 51                                           Prior to July 2000, he was
                                                 Vice President for First
                                                 Data Investor Services, an
                                                 investment company
                                                 service provider.
---------------------------------------------------------------------------------------------------------------

Eric Miller. . . . . .  Secretary    Since       Mr. Miller is Vice President,            82       None
                                     December    Associate General Counsel
Gartmore Global                      2002        for GGI,* GMF,* and GSA.*
Investments, Inc.                                Prior to December 2002, he
1200 River Road                                  was a Partner with Stradley
Conshohocken, PA                                 Ronon Stevens & Young,
19428                                            LLP.

Age 49
---------------------------------------------------------------------------------------------------------------


1 The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2 Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to
     Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3 Mr. Hondros is also an Administrative Committee Member for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC (four hedge funds managed by GSA*).
* This position is held with an affiliated person or principal underwriter of the Funds.

RESPONSIBILITIES  OF  THE  BOARD  OF  TRUSTEES

     The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

BOARD  OF  TRUSTEE  COMMITTEES

     The Board of Trustees has four standing committees: Audit, Pricing and Valuation, Nominating and Board Governance and Performance Committees.

     The purposes of the Audit Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) ascertain the independence of the Trust's independent auditors; and (d) act as a liaison between the Trust's independent auditors and the Board. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust's shareholders. This Committee met two times during the past fiscal year and consists of the following Trustees, Mr. Allen, Ms. Cholmondeley and Mr. Wetmore, each of whom must have a working knowledge of basic finance and accounting matters and not be interested persons of the Trust, as defined in the 1940 Act.

     The purposes of the Pricing and Valuation Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio securities; and (b) oversee the implementation and operation of the Trust's Rule 2a-7 Procedures, applicable to the Trust's money market fund series. The Pricing and Valuation Committee met four times during the past fiscal year and consists of the following Trustees, Ms. Hennigar, Mr. Kridler and Mr. Shisler.

     The Nominating and Board Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board's effectiveness, Trustee retirement, Trustee investment in the Funds and the process by which the Trust's principal service providers are evaluated); (4) periodic review of Trustee compensation; (5) review of the responsibilities and composition of each Board committee, as necessary; (6) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust's management. The Nominating and Board Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met four times during the past fiscal year and consists of the following Trustees: Dr. DeVore, Mr. Duncan and Dr. Kerr, each of whom is not an interested person of the Trust, as defined in the 1940 Act. The Nominating and Board Governance Committee generally does not consider nominees recommended by shareholders of the Funds.

     The functions of the Performance Committee are 1) in consultation with management of the Trust, to review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes and 2) in consultation with management of the Trust, to review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change. This Committee was organized in September 2002 and shall meet as necessary. Ms. Hennigar, Mr. Allen and Mr. Kridler are the members of the Committee.

OWNERSHIP  OF  SHARES  OF  GARTMORE  FUNDS*

                                [TO BE CONFIRMED]



(1)                          (2)                       (3)
NAME OF                DOLLAR RANGE OF       AGGREGATE DOLLAR RANGE
TRUSTEE               EQUITY SECURITIES    OF EQUITY SECURITIES AND/OR
                        AND/OR SHARES       SHARES IN ALL REGISTERED
                        IN THE FUNDS**        INVESTMENT COMPANIES
                                               OVERSEEN BY TRUSTEE
                                                  IN FAMILY OF
                                              INVESTMENT COMPANIES
-----------------------------------------------------------------------
Charles E. Allen,. .  NONE                $                1 - $10,000
-----------------------------------------------------------------------
Paula H.J. . . . . .  NONE                NONE
Cholmondeley
-----------------------------------------------------------------------
C. Brent DeVore. . .  NONE                OVER $100,000
-----------------------------------------------------------------------
Robert M. Duncan . .  NONE                OVER $100,000
-----------------------------------------------------------------------
Barbara L. Hennigar.  NONE                $                1 - $10,000
-----------------------------------------------------------------------
Thomas J. Kerr, IV .  NONE                OVER $100,000
-----------------------------------------------------------------------
Douglas F. Kridler .  NONE                $           10,001 - $50,000
-----------------------------------------------------------------------
Mark Lipson*** . . .     [TO BE                         [TO BE
                       CONFIRMED]                     CONFIRMED]
-----------------------------------------------------------------------
David C. Wetmore . .  NONE                OVER $100,000
-----------------------------------------------------------------------
Joseph J. Gasper . .  OVER $100,000       OVER $100,000
-----------------------------------------------------------------------
Paul J. Hondros. . .  NONE                OVER $100,000
-----------------------------------------------------------------------
Arden L. Shisler . .  OVER $100,000       OVER $100,000
-----------------------------------------------------------------------


*    As  of  December  31,  2001.
** Individual investors, like the Trustees, are not eligible to purchase shares of the Funds directly; accordingly, Trustees are limited in their ability to own/hold Fund shares. Fund shares are sold to separate accounts of insurance companies to fund benefits payable under variable insurance contracts, which may or may not be an appropriate investment for each individual Trustee.
***  New  Trustee  as  of  March,  2003.

All Trustees and Officers of the Trust, as a group, own less than 1% of its outstanding shares.

OWNERSHIP  IN  THE  FUND'S  INVESTMENT  ADVISERS  OR  DISTRIBUTOR*,  **

    TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
                                      FUNDS

                                [TO BE CONFIRMED]





(1)                          (2)            (3)        (4)         (5)        (6)
NAME OF                    NAME OF          NAME    TITLE OF      VALUE     PERCENT
TRUSTEE                     OWNERS           OF     CLASS OF       OF          OF
                      AND RELATIONSHIPS   COMPANY   SECURITY   SECURITIES    CLASS
                          TO TRUSTEE
-----------------------------------------------------------------------------------
Charles E. Allen . .  N/A                 N/A       N/A        NONE         N/A
-----------------------------------------------------------------------------------
Paula H.J. . . . . .  N/A                 N/A       N/A        NONE         N/A
Cholmondeley
-----------------------------------------------------------------------------------
C. Brent DeVore. . .  N/A                 N/A       N/A        NONE         N/A
-----------------------------------------------------------------------------------
Robert M. Duncan . .  N/A                 N/A       N/A        NONE         N/A
-----------------------------------------------------------------------------------
Barbara L. Hennigar.  N/A                 N/A       N/A        NONE         N/A
-----------------------------------------------------------------------------------
Thomas J. Kerr, IV .  N/A                 N/A       N/A        NONE         N/A
-----------------------------------------------------------------------------------
Douglas F. Kridler .  N/A                 N/A       N/A        NONE         N/A
-----------------------------------------------------------------------------------
Mark Lipson*** . . .  N/A                 N/A       N/A        NONE         N/A
-----------------------------------------------------------------------------------
David C. Wetmore . .  N/A                 N/A       N/A        NONE         N/A
-----------------------------------------------------------------------------------


*    As  of  December  31,  2002.
** Or any company, other than an investment company, that controls a Fund's adviser or distributor.
***  New  Trustee  as  of  March,  2003.


COMPENSATION  OF  TRUSTEES

     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. Each Adviser, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of an adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement, for the fiscal year ended December 31, 2001. In addition, the table sets forth the total compensation to be paid to the Trustees from all the Gartmore Funds for the fiscal year ended December 31, 2001. Trust officers receive no compensation from the Trust in their capacity as officers.



(1)                        (2)            (3)          (4)           (5)
NAME OF                 AGGREGATE       PENSION     ESTIMATED       TOTAL
TRUSTEE                COMPENSATION   RETIREMENT     ANNUAL      COMPENSATION
                         FROM THE      BENEFITS     BENEFITS       FOR THE
                          TRUST         ACCRUED       UPON         COMPLEX*
                                      AS PART OF   RETIREMENT
                                         TRUST
                                       EXPENSES
--------------------------------------------------------------------------------
Charles E. Allen . .  $      19,500        - 0 -        - 0 -   $      39,000
--------------------------------------------------------------------------------
Paula H.J. . . . . .  $      19,000        - 0 -        - 0 -   $      38,000
Cholmondeley
--------------------------------------------------------------------------------
C. Brent DeVore. . .  $      20,000        - 0 -        - 0 -   $      40,000
--------------------------------------------------------------------------------
Robert M. Duncan . .  $      24,668        - 0 -        - 0 -   $      48,000
--------------------------------------------------------------------------------
Joseph J. Gasper** .          - 0 -        - 0 -        - 0 -           - 0 -
--------------------------------------------------------------------------------
Barbara L. Hennigar.  $      20,000        - 0 -        - 0 -   $      40,000
--------------------------------------------------------------------------------
Paul J. Hondros**. .          - 0 -        - 0 -        - 0 -           - 0 -
--------------------------------------------------------------------------------
Thomas J. Kerr, IV .  $      20,000        - 0 -        - 0 -   $      40,000
--------------------------------------------------------------------------------
Douglas F. Kridler .  $      21,000        - 0 -        - 0 -   $      42,000
--------------------------------------------------------------------------------
Mark Lipson*** . . .          - 0 -        - 0 -        - 0 -           - 0 -
--------------------------------------------------------------------------------
Arden L. Shisler . .  $      18,500        - 0 -        - 0 -   $      37,000
--------------------------------------------------------------------------------
David C. Wetmore . .  $      21,000        - 0 -        - 0 -   $      42,000
--------------------------------------------------------------------------------

* On December 31, 2001, the Fund Complex included two trusts comprised of 77 investment company funds or series.
**   Do  not  receive  compensation  for  meeting  attendance.
***  New  Trustee  as  of  2003.

The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

PERFORMANCE  ADVERTISING

     The Funds may use past performance in advertisements, sales literature, and their prospectuses, including calculations of average annual total return, 30-day yield, and seven-day yield, as described below.

CALCULATING YIELD - THE GARTMORE GVIT MONEY MARKET FUND AND GARTMORE GVIT MONEY MARKET FUND II

     Any current yield quotations for the Gartmore GVIT Money Market Fund or the Gartmore GVIT Money Market Fund II, subject to Rule 482 under the Securities
Act, or Rule 34b-1 under the 1940 Act, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. As of June 30, 2002, the Gartmore GVIT Money Market Fund Class I shares' seven-day current yield was 1.27%. The Gartmore GVIT Money Market Fund Class I shares' effective yield represents an annualization of the current seven day return with all dividends reinvested, and for the period ended June 30, 2002, was 1.28%. As of June 30, 2002, the Gartmore GVIT Money Market Fund II's seven-day current yield was 0.89%. The Gartmore GVIT Money Market Fund II's effective yield represents an annualization of the current seven day return with all dividends reinvested, and for the period ended June 30, 2002, was 0.90%.

      Each Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in each Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and each Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset value will remain constant. It should be noted that a shareholder's investment in either Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING  YIELD  (NON-MONEY  MARKET  FUNDS)  AND  TOTAL  RETURN

     The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act, or Rule 34b-1 under the 1940 Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

     The uniformly calculated average annual total returns for the one, five, and ten year periods ended June 30, 2002, or the period from inception to June 30, 2002, if less than another time period, are shown below.




                                                                            10 YEARS
FUND                                                 1 YEAR    5 YEARS     OR LIFE
------------------------------------------------------------------------------------
Strong GVIT Mid Cap Growth Fund-
   Class I Shares1. . . . . . . . . . . . . . . .    -38.35%     N/A        -0.58%
Strong GVIT Mid Cap Growth Fund-
   Class II Shares10. . . . . . . . . . . . . . .    -38.52%     N/A        -0.83%
Strong GVIT Mid Cap Growth Fund-
   Class III Shares11 . . . . . . . . . . . . . .    -38.35%     N/A        -0.58%
Strong GVIT Mid Cap Growth Fund-
   Class IV Shares 15 . . . . . . . . . . . . . .    -38.35%     N/A        -0.58%
Nationwide GVIT Strategic Value Fund1 . . . . . .    -17.11%     N/A        -2.75%
Comstock GVIT Value Fund-Class I Shares 1 . . . .    -17.36%     N/A        -1.42%
Comstock GVIT Value Fund-Class II Shares 10 . . .    -17.58%     N/A        -1.67%
Comstock GVIT Value Fund-Class IV Shares 15 . . .    -17.36%     N/A        -1.42%
MAS GVIT Multi Sector Bond Fund-
   Class I Shares 1 . . . . . . . . . . . . . . .      5.53%     N/A         3.67%
MAS GVIT Multi Sector Bond Fund-
   Class III Shares11 . . . . . . . . . . . . . .      5.53%     N/A         3.67%
Federated GVIT High Income Bond Fund-
   Class I Shares 1 . . . . . . . . . . . . . . .      1.65%     N/A         1.34%
Federated GVIT High Income Bond Fund-
   Class III Shares11 . . . . . . . . . . . . . .      1.65%     N/A         1.34%
J.P. Morgan GVIT Balanced Fund-
   Class I Shares 1 . . . . . . . . . . . . . . .    -10.38%     N/A        -0.62%
J.P. Morgan GVIT Balanced Fund-
   Class IV Shares 15 . . . . . . . . . . . . . .    -10.38%     N/A        -0.62%
GVIT Small Cap Value Fund-Class I Shares 1. . . .    -14.19%     N/A         9.47%
GVIT Small Cap Value Fund-Class II Shares10 . . .    -14.33%     N/A         9.22%
GVIT Small Cap Value Fund-Class III Shares11. . .    -14.10%     N/A         9.49%
GVIT Small Cap Value Fund-Class IV Shares15 . . .    -14.19%     N/A         9.47%
Gartmore GVIT Worldwide Leaders Fund-
   Class I Shares 1 . . . . . . . . . . . . . . .    -10.62%     N/A        -0.11%
Gartmore GVIT Worldwide Leaders Fund-
   Class II Shares10. . . . . . . . . . . . . . .    -10.81%     N/A        -0.37%
Gartmore GVIT Worldwide Leaders Fund-
   Class III Shares10 . . . . . . . . . . . . . .    -10.62%     N/A        -0.11%
Dreyfus GVIT Mid Cap Index Fund-
   Class I Shares 1 . . . . . . . . . . . . . . .     -5.58%     N/A         8.49%
Dreyfus GVIT Mid Cap Index Fund-
   Class II Shares 10 . . . . . . . . . . . . . .     -5.83%     N/A         8.21%
Dreyfus GVIT Mid Cap Index Fund-
   Class III Shares 11. . . . . . . . . . . . . .     -5.58%     N/A         8.49%
GVIT Small Cap Growth Fund-Class I Shares 2 . . .    -24.38%     N/A         6.88%
GVIT Small Cap Growth Fund-Class II Shares 10 . .    -24.66%     N/A         6.68%
GVIT Small Cap Growth Fund-Class III Shares 11. .    -24.38%     N/A         6.88%
GVIT Small Company Fund-Class I Shares. . . . . .     -9.54%    8.74%       13.49%
GVIT Small Company Fund-Class II Shares 10. . . .     -9.68%    8.48%       13.20%
GVIT Small Company Fund-Class III Shares 11 . . .     -9.54%    8.74%       13.49%
GVIT Small Company Fund-Class IV Shares 15. . . .     -9.54%    8.74%       13.49%
Gartmore GVIT Total Return Fund-
   Class I Shares . . . . . . . . . . . . . . . .     -9.98%    2.12%        9.58%
Gartmore GVIT Total Return Fund-
   Class II Shares 10 . . . . . . . . . . . . . .    -10.17%    1.87%        9.30%
Gartmore GVIT Total Return Fund-
   Class III Shares 11. . . . . . . . . . . . . .     -9.98%    2.12%        9.58%
Gartmore GVIT Total Return Fund-
   Class IV Shares 15 . . . . . . . . . . . . . .     -9.98%    2.12%        9.58%
Gartmore GVIT Growth Fund-Class I Shares. . . . .    -24.33%   -7.97%        4.24%
Gartmore GVIT Growth Fund-Class IV Shares 15. . .    -24.33%   -7.97%        4.24%
Gartmore GVIT Money Market Fund-
   Class I Shares . . . . . . . . . . . . . . . .      1.89%    4.60%        4.45%
Gartmore GVIT Money Market Fund-
   Class IV Shares 15 . . . . . . . . . . . . . .      1.89%    4.60%        4.45%
Gartmore GVIT Government Bond Fund-
   Class I Shares . . . . . . . . . . . . . . . .      9.09%    7.36%        7.18%
Gartmore GVIT Government Bond Fund-
   Class II Shares 10 . . . . . . . . . . . . . .      8.80%    7.08%        6.90%
Gartmore GVIT Government Bond Fund-
   Class III Shares 11. . . . . . . . . . . . . .      9.03%    7.35%        7.17%
Gartmore GVIT Government Bond Fund-
   Class IV Shares 15 . . . . . . . . . . . . . .      9.09%    7.36%        7.18%
Turner GVIT Growth Focus Fund-Class I Shares 3. .    -45.75%     N/A       -51.42%
Turner GVIT Growth Focus Fund-Class II Shares 10.    -45.87%     N/A       -51.54%
Turner GVIT Growth Focus Fund-Class III Shares 11    -45.75%     N/A       -51.42%
Gartmore GVIT Global Technology
   and Communications Fund-Class I Shares 3 . . .    -45.06%     N/A       -45.94%
Gartmore GVIT Global Technology
   and Communications Fund-Class II Shares 10 . .    -45.17%     N/A       -46.08%
Gartmore GVIT Global Technology
   and Communications Fund-Class III Shares 11. .    -44.84%     N/A       -45.83%
Gartmore GVIT Global Health Sciences Fund
   -Class I Shares 4,12 . . . . . . . . . . . . .     -8.39%     N/A        -8.53%
Gartmore GVIT Global Health Sciences Fund
   -Class II Shares 12. . . . . . . . . . . . . .     -8.59%     N/A        -8.77%
Gartmore GVIT Global Health Sciences Fund
   -Class III Shares 12 . . . . . . . . . . . . .     -8.29%     N/A        -8.46%
Gartmore GVIT Emerging Markets Fund
   -Class I Shares 5. . . . . . . . . . . . . . .     -9.36%     N/A       -18.01%
Gartmore GVIT Emerging Markets Fund
   -Class II Shares 10. . . . . . . . . . . . . .     -9.55%     N/A       -18.18%
Gartmore GVIT Emerging Markets Fund
   -Class III Shares 11 . . . . . . . . . . . . .     -9.32%     N/A       -17.99%
Gartmore GVIT International Growth Fund
   -Class I Shares 5. . . . . . . . . . . . . . .    -17.92%     N/A       -26.44%
Gartmore GVIT International Growth Fund
   -Class II Shares 10. . . . . . . . . . . . . .    -18.16%     N/A       -26.63%
Gartmore GVIT International Growth Fund
   -Class III Shares 11 . . . . . . . . . . . . .    -17.92%     N/A       -26.44%
Gartmore GVIT Global Leaders Fund-
   Class I Shares X . . . . . . . . . . . . . . .      N/A       N/A         N/A
Gartmore GVIT European Leaders Fund-
   Class I Shares X . . . . . . . . . . . . . . .      N/A       N/A         N/A
Gartmore GVIT European Leaders Fund-
   Class II Shares X. . . . . . . . . . . . . . .      N/A       N/A         N/A
Gartmore GVIT European Leaders Fund-
   Class III Shares X . . . . . . . . . . . . . .      N/A       N/A         N/A
Gartmore GVIT Asia Pacific Leaders Fund
   -Class I Shares X. . . . . . . . . . . . . . .      N/A       N/A         N/A
Gartmore GVIT Asia Pacific Leaders Fund
   -Class II Shares X . . . . . . . . . . . . . .      N/A       N/A         N/A


Gartmore GVIT Asia Pacific Leaders Fund
   -Class III Shares X. . . . . . . . . . . . . .      N/A       N/A         N/A
Gartmore GVIT Global Small Companies Fund
   -Class I Shares X. . . . . . . . . . . . . . .      N/A       N/A         N/A
Gartmore GVIT OTC Fund-Class I Shares X . . . . .      N/A       N/A         N/A
Gartmore GVIT Nationwide Leaders Fund-
   Class I Shares 13. . . . . . . . . . . . . . .      N/A       N/A         8.37%
Gartmore GVIT Nationwide Leaders Fund-
   Class II Shares 14 . . . . . . . . . . . . . .      N/A       N/A         8.23%
Gartmore GVIT Nationwide Leaders Fund-
   Class III Shares6. . . . . . . . . . . . . . .      N/A       N/A         8.38%
Gartmore GVIT U.S. Growth Leaders Fund
   -Class I Shares 13 . . . . . . . . . . . . . .      N/A       N/A       -18.35%
Gartmore GVIT U.S. Growth Leaders Fund
   -Class II Shares 14. . . . . . . . . . . . . .      N/A       N/A       -18.33%
Gartmore GVIT U.S. Growth Leaders Fund
   -Class III Shares6 . . . . . . . . . . . . . .      N/A       N/A       -18.25%
Gartmore GVIT Global Utilities Fund-
   Class I Shares 13. . . . . . . . . . . . . . .      N/A       N/A       -19.34%
Gartmore GVIT Global Utilities Fund-
   Class II Shares 14 . . . . . . . . . . . . . .      N/A       N/A       -19.42%
Gartmore GVIT Global Utilities Fund-
   Class III Shares7. . . . . . . . . . . . . . .      N/A       N/A       -19.34%
Gartmore GVIT Global Financial Services Fund
   -Class I Shares13. . . . . . . . . . . . . . .      N/A       N/A        -2.35%
Gartmore GVIT Global Financial Services Fund
   -Class II Shares 14. . . . . . . . . . . . . .      N/A       N/A        -2.56%
Gartmore GVIT Global Financial Services Fund
   -Class III Shares7 . . . . . . . . . . . . . .      N/A       N/A        -2.35%
Gartmore GVIT Money Market Fund II8 . . . . . . .      N/A       N/A         0.62%
Gartmore GVIT Investor Destinations
   Aggressive Fund9 . . . . . . . . . . . . . . .      N/A       N/A        -5.88%
Gartmore GVIT Investor Destinations
   Moderately Aggressive Fund9. . . . . . . . . .      N/A       N/A        -4.59%
Gartmore GVIT Investor Destinations
   Moderate Fund9 . . . . . . . . . . . . . . . .      N/A       N/A        -3.31%
Gartmore GVIT Investor Destinations
   Moderately Conservative Fund9. . . . . . . . .      N/A       N/A        -1.33%
Gartmore GVIT Investor Destinations
   Conservative Fund9 . . . . . . . . . . . . . .      N/A       N/A         0.32%
GVIT Equity 500 Index Fund-Class I Shares X . . .      N/A       N/A         N/A
GVIT Equity 500 Index Fund-Class II Shares X. . .      N/A       N/A         N/A
GVIT Equity 500 Index Fund-Class IV Shares X. . .      N/A       N/A         N/A
Dreyfus GVIT International Value Fund-
   Class I Shares X . . . . . . . . . . . . . .     .  N/A       N/A         N/A
Dreyfus GVIT International Value Fund-
   Class II Shares X. . . . . . . . . . . . . . .      N/A       N/A         N/A
Dreyfus GVIT International Value Fund-
   Class III Shares X . . . . . . . . . . . . . .      N/A       N/A         N/A
Dreyfus GVIT International Value Fund-
   Class IV Shares X. . . . . . . . . . . . . . .      N/A       N/A         N/A
Gartmore GVIT Developing Markets Fund-
   Class I Shares X . . . . . . . . . . . . . . .      N/A       N/A         N/A
Gartmore GVIT Developing Markets Fund-
   Class II Shares X. . . . . . . . . . . . . . .      N/A       N/A         N/A
Gartmore GVIT Nationwide Principal
   Protected FundX. . . . . . . . . . . . . . . .      N/A       N/A         N/A
--------------------------------------------------------------------------------

-------------
1    Funds  commenced  operations  on  October  31,  1997.
2    Fund  commenced  operations  on  May  1,  1999.
3    Funds  commenced  operations  on  June  30,  2000.
4    Fund  commenced  operations  on  December  29,  2000.
5    Funds  commenced  operations  on  August  30,  2000.
6    Funds  commenced  operations  on  December  31,  2001.
7    Funds  commenced  operations  on  December  28,  2001.
8    Fund  commenced  operations  on  October  2,  2001.
9    Funds  commenced  operations  on  December  12,  2001.
10 These returns are based on the performance of the Class I shares of the Fund achieved through June 30, 2002, prior to the creation of Class II shares. Excluding the effects of any fee waivers or reimbursements, average annual total returns are substantially similar to what Class II shares would have produced because Class II shares invest in, or will invest in, the same portfolio securities as Class I shares. The returns for Class II shares have been restated to reflect the additional fees applicable to Class II shares.
11 These returns are based on the performance of the Class I shares of the Fund achieved through June 30, 2002, prior to the creation of Class III sharesExcluding the effects of any fee waivers or reimbursements, average annual total returns are substantially similar to what Class III shares would have produced because Class III shares invest in, or will invest in, the same portfolio securities as Class I shares. The returns for Class III shares do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, returns would be less than those shown.
12 The existing shares of the Fund were designated Class I shares as of May 1, 2001. On December 28, 2001, Class I shares were liquidated and the resulting assets were used to purchase Class III shares. The returns presented are based on the performance of the Class I shares of the Fund which was achieved through December 27, 2001, prior to the creation of Class II or Class III shares. Excluding the effects of any fee waivers or reimbursements, average annual total returns are substantially similar to what Class II and Class III shares would have produced because Class II and Class III shares invest in, or will invest in, the same portfolio securities as Class I shares. The returns for Class II shares have been restated to reflect the additional fees applicable to Class II shares. Class III returns do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, returns would be less than those shown.
13 These returns are based on the performance of the Class III shares of the Fund achieved through June 30, 2002, prior to the creation of Class I shares. Excluding the effects of any fee waivers or reimbursements, average annual total returns are substantially similar to what Class I shares would have produced because Class I shares invest in, or will invest in, the same portfolio securities as Class III shares.
14 These returns are based on the performance of the Class III shares of the Fund achieved through June 30, 2002, prior to the creation of Class II shares. Excluding the effects of any fee waivers or reimbursements, average annual total returns are substantially similar to what Class II shares would have produced because Class II shares invest in, or will invest in, the same portfolio securities as Class III shares. The returns for Class II shares have been restated to reflect the additional fees applicable to Class II shares.
15 These returns are based on the performance of the Class I shares of the Fund achieved through June 30, 2002. Excluding the effects of any fee waivers or reimbursements, average annual total returns are substantially similar to what Class IV shares would have produced because Class IV shares invest in, or will invest in, the same portfolio securities as Class I shares.
X    These  Funds  have  not  commenced  operations.

     Certain Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, and annualizing the results, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The uniformly calculated yields for the 30-day period ended June 30, 2002 were as follows:



FUND                                                          30-DAY YIELD
Federated GVIT High Income Bond Fund-Class I shares              8.61%
Federated GVIT High Income Bond Fund-Class III shares*             N/A
J.P. Morgan GVIT Balanced Fund-Class I shares                    2.30%
J.P. Morgan GVIT Balanced Fund-Class IV shares*                    N/A
MAS GVIT Multi Sector Bond Fund-Class I shares                   4.78%
MAS GVIT Multi Sector Bond Fund-Class III shares*                  N/A
Gartmore GVIT Government Bond Fund-Class I shares                4.75%
Gartmore GVIT Government Bond Fund- Class IV shares*               N/A


* These Fund share classes had not yet commenced operations as of June 30, 2002.

CODE  OF  ETHICS

     Federal law requires the Trust, each of its investment advisers, subadvisers, principal underwriter and distributor to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts
(including  securities  that  may  be  purchased  or  held  by  the  Trust).

INVESTMENT  ADVISORY  AND  OTHER  SERVICES

TRUST  EXPENSES

     The Trust pays the compensation of the Trustees who are not employees of Gartmore Global Investments, Inc. ("GGI"), or its affiliates, and all expenses, including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration Agreement which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. The Advisers may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for certain Funds and/or classes, as described below. These expense limitations apply to the classes described; if a particular class is not referenced, there is no expense limitation for that class.

INVESTMENT  ADVISERS

     GMF oversees the management of each of the Funds, other than the Gartmore GVIT Emerging Markets, Gartmore GVIT International Growth, Gartmore GVIT Global Leaders, Gartmore GVIT European Leaders, Gartmore GVIT Global Small Companies, Gartmore GVIT OTC, Gartmore GVIT Asia Pacific Leaders, Gartmore GVIT Global Financial Services, Gartmore GVIT Global Utilities and Gartmore GVIT Developing Markets Funds which are managed by GGAMT, pursuant to Investment Advisory Agreements with the Trust (the "Investment Advisory Agreements"). Pursuant to their respective Investment Advisory Agreements, the Advisers either provide portfolio management for the Funds directly or hire and monitor subadvisers who are responsible for daily portfolio management. The Advisers pay the compensation of Mr. Gasper and Mr. Hondros. The officers of the Trust receive no compensation from the Trust. The Advisers also pay all expenses incurred by them in providing service under their respective Investment Advisory Agreements, other than the cost of investments and the Advisers pay, out of their respective profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for recordkeeping or other services.

     The Investment Advisory Agreements also provide that the Advisers shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless the Adviser has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Adviser's reckless disregard of its obligations and duties under the Agreements. After an initial period of not more than two years, the Investment Advisory Agreements must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Investment Advisory Agreement terminates automatically if it is assigned and they may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice. The Agreements further provide that the Advisers may render similar services to others.

          GMF, a Delaware business trust, is a wholly owned subsidiary of Gartmore Global Investments ("GGI"), 97% of the common stock of which is owned by Gartmore Global Asset Management, Inc., which is a wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, is a holding company in the Nationwide Insurance group of companies. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

          Subject to the supervision of the Advisers and the Trustees, each subadviser manages a Fund's assets in accordance with such Fund's investment objective and policies. Each subadviser shall make investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

     Each subadviser provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial period of not more than two years, each Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

     Prior to September 1, 1999, Nationwide Securities Inc. (formerly Nationwide Advisory Services, Inc.) ("NSI") served as the investment adviser to those Funds that were in existence at that time and paid fees to the subadvisers pursuant to such Funds' Subadvisory Agreements. Effective September 1, 1999, the investment advisory services previously performed for those Funds (effective September 27, 1999 for the Dreyfus GVIT Mid Cap Index Fund) by NSI were transferred to GMF, an affiliate of NSI. GMF assumed all rights and responsibilities performed by NSI, including the supervision and monitoring of each such Funds' subadviser(s), and the Fund's subadvisers continued to manage the relevant Funds after the transfer to GMF. After the transfer, there were no changes in the fees charged for investment advisory services to each of the Funds except for a decrease in fees for the Dreyfus GVIT Mid Cap Index Fund.

     The following is a summary of the investment advisory fees paid to NSI/GMF (with respect to investment advisory fee payments paid in 1999, references to GMF include payments also made to NSI) and the subadvisory arrangements for each Fund.

GARTMORE GVIT TOTAL RETURN FUND, GARTMORE GVIT GROWTH FUND, GARTMORE GVIT GOVERNMENT BOND FUND, MONEY MARKET FUND AND MONEY MARKET FUND II

     The following are the advisory fees for the Gartmore GVIT Total Return, Gartmore GVIT Growth, Gartmore GVIT Government Bond, Gartmore GVIT Money Market Fund, and Gartmore GVIT Money Market Fund II, expressed as an annual percentage of average daily net assets:


FUND                                                       ADVISORY FEES
--------------------------------------------------------------------------------
Gartmore GVIT Total Return Fund and. . . .  0.60% on assets up to $1 billion
Gartmore GVIT Growth Fund. . . . . . . . .  0.575% on assets of $1 billion and more but less than $2 billion
                                            0.55% on assets of $2 billion and more but
                                            less than $5 billion
                                            0.50% for assets of $5 billion and more

Gartmore GVIT Government Bond Fund . . . .  0.50% on assets up to $1 billion
                                            0.475% on assets of $1 billion and more
                                            but less then $2 billion
                                            0.45% on assets of $2 billion and more
                                            but less then $5 billion
                                            0.40% for assets of $5 billion and more

Gartmore GVIT Money Market Fund. . . . . .  0.40% on assets up to $1 billion
                                            0.38% on assets of $1 billion and more
                                            but less than $2 billion
                                            0.36% on assets of $2 billion and more
                                            but less then $5 billion
                                            0.34% for assets of $5 billion and more

Gartmore GVIT Money Market Fund II . . . .  0.50% on assets up to $1 billion
                                            0.48% on assets of $1 billion and more
                                            but less than $2 billion
                                            0.46% on assets of $2 billion and more
                                            but less then $5 billion
                                            0.44% for assets of $5 billion and more
--------------------------------------------------------------------------------

     During the fiscal years ended December 31, 2001, 2000 and 1999, GMF received the following fees for investment advisory services


                                               YEAR ENDED DECEMBER 31,
FUND                               2001          2000          1999
Gartmore GVIT Total Return Fund. .  $10,408,538  $12,055,797  $             14,084,011
Gartmore GVIT Growth Fund, . . . .  $ 2,540,711  $ 4,785,143  $              6,579,545
Gartmore GVIT Government Bond Fund  $ 5,454,842  $ 3,275,649  $              3,867,960
Gartmore GVIT Money Market Fund. .  $10,040,104  $ 6,486,295  $              6,844,464
Gartmore GVIT Money Market Fund II  $   35,7701           --                        --


1    The  Fund  commenced  operations  October  1,  2001.

     Until January 14, 2002, GMF agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to the following:

     0.78%  on  the  Class  I  shares  of  the  Gartmore GVIT Total Return Fund;
     1.03%  on  the  Class  II  shares  of  the Gartmore GVIT Total Return Fund;
     0.80% on the Class I shares of the Gartmore GVIT Growth Fund; 0.66% on the Class I shares of the Gartmore GVIT Government Bond Fund; and 0.55% on the Class I shares of the Money Market Fund.

     During the fiscal years ended December 31, 2001, 2000 and 19991 the Funds received total reimbursements as follows:



                                               YEAR ENDED DECEMBER 31,
FUND                               2001          2000          1999
Gartmore GVIT Total Return Fund. .  $  754,192  $  706,978                       --
Gartmore GVIT Growth Fund. . . . .  $  213,289  $  293,537                       --
Gartmore GVIT Government Bond Fund  $  799,745  $  498,191                       --
Gartmore GVIT Money Market Fund. .  $1,671,437  $1,126,343                       --
Gartmore GVIT Money Market Fund II  $  10,7022          --                       --


1 These Funds did not pay fee waivers for the year ended December 31, 1999 because operating expenses were below the minimum expense limitation level or there were no expenses limitations in place.
2    The  Fund  commenced  operations  October  1,  2001.

     In the interest of limiting expenses for the Gartmore GVIT Money Market Fund II, GMF initially agreed contractually to waive advisory fees, and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses for the Fund to 1.30%. This waiver was discontinued effective as of May 1, 2002.

     GMF has contractually agreed to waive advisory fees, and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) from exceeding 0.55% for the Class V shares at least through October 15, 2003, and agreed contractually to waive advisory fees or reimburse expenses in order to limit total annual operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) for the Class IV shares to no more than 0.50% through at least October 1, 2004.

GARTMORE  GVIT  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND

          Under the terms of its Investment Advisory Agreement, the Gartmore GVIT Global Technology and Communications Fund pays to GMF a fee at an annual rate of 0.98% of the Fund's average daily net assets. Until July 1, 2002, GMF had agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) to 1.35% on Class I and Class III shares and 1.60% on Class II Shares. Effective July 1, 2002, these expense limitations (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) are 1.25% on Class I, Class II and Class III shares until at least July 1, 2003, therefore, the maximum amount of total annual Fund operating expenses that the Fund could pay would be 1.50% on Class I and Class III shares and 1.75% on Class II shares (excluding any taxes, interest, brokerage fees or extraordinary expenses). This Fund commenced operations on June 30, 2000. Advisory fees paid for the period ended December 31, 2001 were $131,329, with total reimbursements in the amount of $89,862. Advisory fees paid for the period ended December 31, 2000 were $0, net of waivers in the amount of $44,727.

GARTMORE  GVIT  GLOBAL  HEALTH  SCIENCES  FUND

          For the services it provides to the Gartmore GVIT Global Health Sciences Fund, GMF receives an annual fee of 1.00% of the Fund's average daily net assets. Until July 1, 2002, GMF had agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) to 1.35% on Class I and Class III shares and 1.60% on Class II Shares. Effective July 1, 2002, these expense limitations (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) are 1.25% on Class I, Class II and Class III shares until at least July 1, 2003, therefore, the maximum amount of total annual Fund operating expenses that the Fund could pay would be 1.50% on Class I and Class III shares and 1.75% on Class II shares (excluding any taxes, interest, brokerage fees or extraordinary expenses). This Fund commenced operations on December 29, 2000. Advisory fees paid under the agreement for the fiscal year ended December 31, 2001 were $19,354, with total reimbursements in the amount of $95,729. Advisory fees paid under the agreement for the fiscal year ended December 31, 2000 were $0, net of waivers in the amount of $107.

GVIT  INVESTOR  DESTINATIONS  FUNDS

          Under the terms of the Investment Advisory Agreement, GMF receives an annual fee of 0.13% of each of the GVIT Investor Destinations Funds average daily net assets. GMF had agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.61% for each of the GVIT Investor Destinations Funds, until May 1, 2003. Advisory fees paid under the agreement for the fiscal year ended December 31, 2001 were as follows:




                                                       ADVISORY
                                                         FEES            TOTAL
FUND                                                     PAID       REIMBURSEMENTS
--------------------------------------------------------------------------------

Gartmore GVIT Investor Destinations Aggressive Fund .  $      36      $  6,646
Gartmore GVIT Investor Destinations Moderately
Aggressive Fund                                        $      36      $  6,646
Gartmore GVIT Investor Destinations Moderate Fund      $      36      $  6,646
Gartmore GVIT Investor Destinations Moderately
Conservative Fund                                      $      36      $  6,646
Gartmore GVIT Investor Destinations
   Conservative Fund                                   $      36      $  6,646
                                                       ---------      --------
TOTAL . . . . . . . . . . . . . . . . . . . . . . . .  $     180      $ 33,230

COMSTOCK  GVIT  VALUE  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

     0.80%  on  assets  up  to  $50  million
     0.65%  on  assets  of  $50  million  and  more
        but  less  than  $250  million
     0.60%  on  assets  of  $250  million  and  more
        but  less  than  $500  million
     0.55%  for  assets  of  $500  million  and  more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     In the interest of limiting expenses for the Comstock GVIT Value Fund, GMF has agreed contractually to waive advisory fees, and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) from exceeding 1.20% for the Class II shares at least through April 30, 2004 and 0.95% for the Class IV shares through at least October 1, 2004. GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.95% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, GMF was paid $139,401 net of waivers in the amount of $28,960. For the fiscal year ended December 31, 2000, GMF was paid $284,811, net of waivers in the amount of $70,388. For the fiscal year ended December 31, 2001, GMF was paid $434,663, with total reimbursements in the amount of $78,158.

FEDERATED  GVIT  HIGH  INCOME  BOND  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

     0.80%  on  assets  up  to  $50  million
     0.65%  on  assets  of  $50  million  and  more
       but  less  than  $250  million
     0.60%  on  assets  of  $250  million  and  more
       but  less  than  $500  million
     0.55%  for  assets  of  $500  million  and  more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.95% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, GMF was paid $313,448, net of waivers in the amount of $104,310. For the fiscal year ended December 31, 2000, GMF was paid $442,436, net of waivers in the amount of $115,002. For the fiscal year ended December 31, 2001, GMF was paid $737,807, with total reimbursements in the amount of $84,812.

GARTMORE  GVIT  WORLDWIDE  LEADERS  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

     1.00%  on  assets  up  to  $50  million
     0.95%  for  assets  of  $50  million  and  more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.20% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, GMF was paid $239,904, net of waivers in the amount of $126,090. For the fiscal year ended December 31, 2000, GMF was paid $586,716, net of waivers in the amount of $165,649. For the fiscal year ended December 31, 2001, GMF was paid $733,766 with total reimbursements of $70,056.

DREYFUS  GVIT  MID  CAP  INDEX  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

     0.50%  on  assets  up  to  $250  million
     0.49%  on  assets  of  $250  million  and  more
       but  less  than  $500  million
     0.48%  on  assets  of  $500  million  and  more
       but  less  than  $750  million
     0.47%  on  assets  of  $750  million  and  more
       but  less  than  $1  billion
     0.45%  for  assets  of  $1  billion  and  more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.65% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, GMF was paid $23,009, net of waivers of $100,860 under the combined fee schedules. For the fiscal year ended December 31, 2000, GMF was paid $163,748, net of waivers in the amount of $157,855. For the fiscal year ended December 31, 2001, GMF was paid $961,813 with total reimbursements of $249,729.

J.P.  MORGAN  GVIT  BALANCED  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

     0.75%  on  assets  up  to  $100  million
     0.70%  for  assets  of  $100  million  and  more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     In the interest of limiting expenses for the J.P. Morgan GVIT Balanced Fund, GMF has agreed contractually to waive advisory fees and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.91% for Class IV shares at least through October 1, 2004. GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.90% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, GMF was paid $411,834, net of waivers in the amount of $61,802. For the fiscal year ended December 31, 2000, GMF was paid $542,881, net of waivers in the amount of $159,539. For the fiscal year ended December 31, 2001, GMF was paid $975,563 with total reimbursements of $165,741.

MAS  GVIT  MULTI  SECTOR  BOND  FUND
     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

     0.75%  on  assets  up  to  $200  million
     0.70%  for  assets  of  $200  million  and  more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.90% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, GMF was paid $331,711, net of waivers in the amount of $64,933. For the fiscal year ended December 31, 2000, GMF was paid $547,986, net of waivers in the amount of $179,017. For the fiscal year ended December 31, 2001, GMF was paid $1,179,519 with total reimbursements of $216,127.

GVIT  SMALL  CAP  VALUE  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

     0.90%  on  assets  up  to  $200  million
     0.85%  for  assets  of  $200  million  and  more

     Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

     GMF had previously agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.05% on Class I shares. This waiver was discontinued as of January 14, 2002. For the fiscal year ended December 31, 1999, GMF was paid $647,442, net of waivers in the amount of $215,567. For the fiscal year ended December 31, 2000, GMF was paid $1,514,031, net of waivers in the amount of $303,376. For the fiscal year ended December 31, 2001, GMF was paid $4,373,935, with total reimbursements of $498,130.

     Beginning February 5, 2001, GMF began managing a portion of the Fund's portfolio itself. In addition, GMF has selected The Dreyfus Corporation as a subadviser to manage the remaining portion of the Fund's portfolio.

GVIT  SMALL  CAP  GROWTH  FUND

     Under the terms of its Investment Advisory Agreement, the Fund pays GMF a fee at the annual rate of 1.10% of the Fund's average daily net assets. The Fund commenced operations on or around May 1, 1999. GMF had previously agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 1.30% on Class I shares and 1.55% on Class II shares. This waiver was discontinued as of January 14, 2002. For the period May 1, 1999 (commencement of operations) through December 31, 1999, GMF waived all advisory fees in the amount of $47,647. For the fiscal year ended December 31, 2000, GMF was paid $488,609, net of waivers in the amount of $181,698. For the fiscal year ended December 31, 2001, GMF was paid $1,174,969, with total reimbursements in the amount of $135,474.

NATIONWIDE  GVIT  STRATEGIC  VALUE  FUND  AND  STRONG  GVIT  MID CAP GROWTH FUND

     Under the terms of the Investment Advisory Agreement, the Strategic Value Fund pays to GMF a fee at the annual rate of 0.90% of that Fund's average daily net assets. GMF receives an annual fee expressed as an annual percentage of the Strong GVIT Mid Cap Growth Fund's average daily net assets as follows:

     0.90%  on  assets  up  to  $500  million
     0.85%  for  assets  of  $500  million  and  more

     Prior to May 1, 2001, advisory fees for the Strong GVIT Mid Cap Growth Fund were paid under a different fee schedule.

     In the interest of limiting expenses for the Strong GVIT Mid Cap Growth Fund, GMF has agreed contractually to waive advisory fees and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.95% for Class IV shares at least through October 1, 2004.

     GMF had previously agreed to waive advisory fees for each Fund and, if necessary, reimburse expenses in order to limit each Fund's respective total annual Fund operating expenses to 1.00% on Class I shares; however, this waiver is voluntary and as of January 14, 2002 was discontinued for the Strong GVIT Mid Cap Growth Fund. It may be discontinued for the Nationwide GVIT Strategic Value Fund upon prior written notice to shareholders. For the fiscal year ended December 31, 1999, GMF was paid $106,922 for the Nationwide GVIT Strategic Value Fund, net of waivers in the amount of $211,042, and $34,683 for the Strong GVIT Mid Cap Growth Fund, net of waivers in the amount of $72,875. For the fiscal year ended December 31, 2000, GMF was paid $146,678 for the Nationwide GVIT Strategic Value Fund, net of waivers in the amount of $58,778, and $1,551,732 for the Strong GVIT Mid Cap Growth Fund, net of waivers in the amount of $353,987. For the fiscal year ended December 31, 2001, GMF was paid $219,175 for the Nationwide GVIT Strategic Value Fund, with total reimbursements in the amount of $59,364, and $1,744,588 for the Strong GVIT Mid Cap Growth Fund, with total reimbursements in the amount of $352,429.

     On or about April 28, 2003, Strong GVIT Mid Cap Growth Fund will be reorganized with the Market Street Mid Cap Growth Portfolio if the reorganization is approved by the Market Street Mid Cap Growth Portfolio shareholders. At that time, GMF will assume direct investment management responsibility for the Fund, and it will be renamed the Gartmore GVIT Mid Cap Growth Fund. At that time, the investment advisory fee for the reorganized fund will also be decreased as follows:

     Fee                         Net  Assets
    ----                         -----------
     0.75%                       up  to  $200  million
     0.70%                       $200  million  and  more

GVIT  SMALL  COMPANY  FUND

     On September 1, 1999, at the time of the transfer of investment advisory services from NSI to GMF, the management fee payable by the Fund was split between investment advisory and fund administration agreements. Effective May 1, 2001, the investment advisory fee for the Fund is 0.93% of the Fund's average daily net assets. For the fiscal year ended December 31, 1999, GMF received advisory fees of $3,805,726 under the combined fee schedule. For the fiscal year ended December 31, 2000, GMF received advisory fees of $6,677,080. During the fiscal year ended December 31, 2001, GMF received advisory fees in the amount of $6,856,394.

     GMF had previously agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 1.25% on Class I shares and 1.50% on Class II shares. These waivers were discontinued as of January 14, 2002.

     GMF has selected five subadvisers, each of whom will each manage part of the Fund's portfolio. In addition, GMF manages a portion of the Fund's portfolio itself.
TURNER  GVIT  GROWTH  FOCUS  FUND

     As described in the Prospectus, the Turner GVIT Growth Focus Fund is subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs a stated benchmark over a 36-month period. Set forth below is information about the advisory fee arrangements between GMF and the Fund:





FUND          BENCHMARK    REQUIRED EXCESS      BASE ADVISORY      HIGHEST POSSIBLE    LOWEST POSSIBLE
                             PERFORMANCE             FEE            ADVISORY FEE AT    ADVISORY FEE AT
                                                                   EACH BREAK POINT   EACH BREAK POINT
-------------------------------------------------------------------------------------------------------
Turner GVIT  Russell 1000             12.0%      0.90% for assets              1.12%              0.68%
Growth. . .  Growth Index                        up to $500 million,
Focus
Fund
                                                 0.80% for assets              0.98%              0.62%
                                                 of $500 million
                                                 and more but less
                                                 than $2 billion,
                                                 0.75% for assets of           0.91%              0.59%
                                                 $ 2 billion and more

     The performance adjustment works as follows: If the Turner GVIT Growth Focus Fund outperforms the Russell 1000 Growth Index by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68% for assets under $500 million. In the event that the Fund out-performs or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and GMF will receive the applicable base fee. These performance-based fees will only be charged once a Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

     Until July 1, 2002, GMF had agreed contractually to waive advisory fees, and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) to 1.35% on Class I and Class III shares and 1.60% on Class II Shares. Effective July 1, 2002, these expense limitations (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) are 1.35% on Class I, Class II and Class III shares until at least July 1, 2003, therefore, the maximum amount of total annual Fund operating expenses that the Fund could pay would be 1.60% on Class I and Class III shares and 1.85% on Class II shares (excluding any taxes, interest, brokerage fees or extraordinary expenses).

GARTMORE  GVIT  U.S.  GROWTH  LEADERS  FUND

     As described in the prospectus, the Gartmore GVIT U.S. Growth Leaders Fund is subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs its stated benchmark over a 36-month period. Set forth below is information about the advisory fee arrangement between GMF and the
Fund:



FUND              BENCHMARK    REQUIRED EXCESS      BASE ADVISORY      HIGHEST POSSIBLE    LOWEST POSSIBLE
                                 PERFORMANCE             FEE            ADVISORY FEE AT    ADVISORY FEE AT
                                                                       EACH BREAK POINT   EACH BREAK POINT
-------------------------------------------------------------------------------------------------------
Gartmore . . .  S&P 500 Index             12.0%      0.90% for assets              1.12%              0.68%
GVIT U.S.                                            up to $500 million,
Growth Leaders
Fund
                                                     0.80% for assets              0.98%              0.62%
                                                     of $500 million
                                                     and more but less
                                                     than $2 billion,
                                                     0.75% for assets of          0.91%              0.59%
                                                     $ 2 billion and more


     The performance adjustment for the Fund works as follows: if the Fund outperforms the S&P 500 Index by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68% for assets under $500 million. In the event that the Fund out-performs or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and GMF will receive the applicable base fee. These performance-based fees will only be charged once the Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

     Until July 1, 2002, GMF had agreed contractually to waive advisory fees, and, if necessary, reimburse expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) in order to limit total annual Fund operating expenses to 1.25% on Class I and Class III shares and 1.50% on Class II shares. Effective July 1, 2002, these expense limitations (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) are 1.15% on Class I, Class II and Class III shares until at least July 1, 2003; therefore, the maximum amount of total annual Fund operating expenses that the Fund could pay would be 1.40% on Class I and Class III and 1.65% on Class II shares (excluding any taxes, interest, brokerage fees or extraordinary expenses).

     From December 18, 2001 (commencement of operations) through December 31, 2001, GMF was paid $1,032, with total reimbursements in the amount of $7,223.

GARTMORE  GVIT  NATIONWIDE  LEADERS  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

     0.90%  on  assets  up  to  $500  million
     0.80%  on  assets  of  $500  million  and  more
       but  less  than  $2  billion
     0.75%  for  assets  of  $2  billion  and  more

     GMF has contractually agreed to waive advisory fees and, if necessary, reimburse expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) in order to limit total annual Fund operating expenses to 1.10% for each Class; therefore, the maximum amount of total annual Fund operating expenses that the Fund could pay would be 1.35% on Class I and Class III and 1.60% on Class II shares (excluding any taxes, interest, brokerage fees or extraordinary expenses).

     From December 18, 2001 (commencement of operations) through December 31, 2001, GMF was paid $346, with total reimbursements in the amount of $7,433.

GVIT  EQUITY  500  INDEX  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets of 0.24%. GMF has contractually agreed to waive advisory fees and/or reimburse expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) in order to limit total annual Fund operating expenses from exceeding 0.28% on Class IV shares through October 1, 2004. This Fund has not yet commenced operations.

DREYFUS  GVIT  INTERNATIONAL  VALUE  FUND

     GMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets of 0.75% on the first $200 million in assets and 0.70% in excess of $200 million. This Fund has not yet commenced operations.

GARTMORE  GVIT  NATIONWIDE  PRINCIPAL  PROTECTED  FUND

     GMF will receive an annual investment advisory fee of 0.40% during the Offering Period. The annual advisory fee for GMF during the Guarantee and Post Guarantee Period will be 0.60%. If the Fund becomes completely and irreversibly invested in U.S. treasury zero coupon securities during the Guarantee Period, GMF has contractually agreed to reduce its fee to an annual rate of 0.25% for the remainder of the Guarantee Period. GMF and the Trust have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 1.80% during the Guarantee Period (through at least _______________, 2010), unless the Fund enters a Zero Coupon Investment Period at which time the expenses will not exceed 1.25%. During the Offering Period, the expenses will not exceed [0.85]%. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that such reimbursement will not cause the expenses of the Fund to exceed the expense limitations noted above. GMF may request and receive reimbursement of fees that GMF previously waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. [This Fund has not yet commenced operations.]

GARTMORE GVIT EMERGING MARKETS FUND, GARTMORE GVIT INTERNATIONAL GROWTH FUND, GARTMORE GVIT GLOBAL LEADERS FUND, GARTMORE GVIT EUROPEAN LEADERS FUND, GARTMORE GVIT GLOBAL SMALL COMPANIES FUND, GARTMORE GVIT OTC FUND, GARTMORE GVIT ASIA PACIFIC LEADERS FUND, GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND, GARTMORE GVIT GLOBAL UTILITIES FUND AND GARTMORE GVIT DEVELOPING MARKETS FUND

     For the services it provides under its Investment Advisory Agreement with the Trust, GGAMT receives an annual fee paid monthly based on average daily net assets of each Fund according to the following schedule:



FUND                                            ASSETS   INVESTMENT ADVISORY FEE
--------------------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund and. . .    All          1.15%
Gartmore GVIT Global Small Companies Fund
Gartmore GVIT International Growth Fund, . .    All          1.00%
Gartmore GVIT Global Leaders Fund,
Gartmore GVIT European Leaders Fund,
Gartmore GVIT OTC Fund,
Gartmore GVIT Asia Pacific Leaders Fund and
Gartmore GVIT Global Financial Services Fund
Gartmore GVIT Global Utilities Fund. . . . .    All          0.80%
Gartmore GVIT Developing Markets Fund. . . .    All          1.15%


     In the interest of limiting expenses, GGAMT has contractually agreed to waive advisory fees, and, if necessary, reimburse expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) in order to limit total annual Fund operating expenses for the Funds it manages. This waiver is effective through at least July 1, 2003. These waivers and reimbursements are as follows:

          Gartmore  GVIT  Emerging  Markets  Fund:
             1.40% for Class I, Class II and Class III shares 1,2 Gartmore GVIT International Growth Fund:
             1.25%  for  Class  I,  Class  II  and  Class  III  shares1,3
          Gartmore  GVIT  Global  Leaders  Fund:
             1.55%  for  Class  I  shares
          Gartmore  GVIT  European  Leaders  Fund:
             1.25%  for  Class  I,  Class  II  and  Class  III  shares1,3
          Gartmore  GVIT  Global  Small  Companies  Fund:
            1.75%  for  Class  I  shares
          Gartmore  GVIT  OTC  Fund:
            1.60%  for  Class  I  shares
          Gartmore  GVIT  Asia  Pacific  Leaders  Fund
            1.25 % for Class I, Class II and Class III shares1,3 Gartmore GVIT Global Financial Services Fund
            1.25 % for Class I, Class II and Class III shares 1,3 Gartmore GVIT Global Utilities Fund
           1.05 % for Class I, Class II and Class III shares1,4_______________________

1 Until July 1, 2002, the expense limitations (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) were as follows:
          Gartmore GVIT Emerging Markets Fund: 1.75% for Class I and Class III shares and 2.00% for Class II shares
          Gartmore GVIT International Growth Fund: 1.60% for Class I and Class III shares and 1.85% for Class II shares Gartmore GVIT European Leaders Fund: 1.45 % for Class I and Class III shares and 1.70% for Class II shares
          Gartmore GVIT Asia Pacific Leaders Fund: 1.45 % for Class I and Class III shares and 1.70% for Class II shares
          Gartmore GVIT Global Financial Services Fund: 1.35 % for Class I and Class III shares and 1.60% for Class II shares
          Gartmore GVIT Global Utilities Fund: 1.15 % for Class I and Class III shares and 1.40% for Class II shares
2 The maximum amount of total annual Fund operating expenses that the Fund could pay would be 1.65% on Class I and Class III and 1.90% on Class II shares (excluding any taxes, interest, brokerage fees or extraordinary expenses).
3 The maximum amount of total annual Fund operating expenses that the Fund could pay would be 1.50% on Class I and Class III and 1.75% on Class II shares (excluding any taxes, interest, brokerage fees or extraordinary expenses).
4 The maximum amount of total annual Fund operating expenses that the Fund could pay would be 1.30% on Class I and Class III and 1.55% on Class II shares (excluding any taxes, interest, brokerage fees or extraordinary expenses).

     For the period August 30, 2000 (commencement of operations) through December 31, 2000, GGAMT was paid $0, net of waivers in the amount of $37,568 for the Gartmore GVIT Emerging Markets Fund and $0, net of waivers in the amount of $32,038 for the Gartmore GVIT International Growth Fund. During the fiscal year ended December 31, 2001, GGAMT was paid $100,063, with total reimbursements in the amount of $60,069 for the Gartmore GVIT Emerging Markets Fund and $89,283, with total reimbursements in the amount of $99,027 for the Gartmore GVIT International Growth Fund.

     For the period December 18, 2001 (commencement of operations) through December 31, 2001, GGAMT was paid $1,152, with total reimbursements in the amount of $8,320 for the Gartmore GVIT Global Financial Services Fund and $912, with total reimbursements in the amount of $8,323 for the Gartmore GVIT Global Utilities Fund.

SUBADVISERS

     The Subadvisers for certain of the Funds advised by the Advisers are as follows:


FUND                                            SUBADVISER(S)
--------------------------------------------------------------------------------

Comstock GVIT Value Fund. . . . . . . . . . .  Van Kampen Asset Management Inc
                                                 ("VKAM")

Federated GVIT High Income Bond Fund. . . . .  Federated Investment Counseling
                                                 ("Federated")

Gartmore GVIT Worldwide Leaders Fund. . . . .  Gartmore Global Partners ("GGP")

Dreyfus GVIT Mid Cap Index Fund . . . . . . .  The Dreyfus Corporation ("Dreyfus")

J. P. Morgan GVIT Balanced Fund . . . . . . .  J.P. Morgan Investment Management Inc.
                                                 ("J.P. Morgan")

MAS GVIT Multi Sector Bond Fund . . . . . . .  Morgan Stanley Investments LP
                                                 ("MSI")

GVIT Small Cap Value Fund . . . . . . . . . .  The Dreyfus Corporation

GVIT Small Cap Growth Fund. . . . . . . . . .  Waddell & Reed Investment Management
                                                 Company ("WRIMCO") and
                                                 Neuberger Berman, LLC
                                                 ("Neuberger Berman")

Nationwide Strategic Value Fund . . . . . . .  Strong Capital Management, Inc.
                                                 ("Strong")

Strong GVIT Mid Cap Growth Fund . . . . . . .  Strong3

GVIT Small Company Fund . . . . . . . . . . .  Dreyfus, Neuberger Berman,
                                                 Strong, WRIMCO and
                                                 GGP3

Turner GVIT Growth Focus Fund . . . . . . . .  Turner Investment Partners,
                                                 Inc. ("Turner")

GVIT Equity 500 Index Fund. . . . . . . . . .  SSgA Funds Management,
                                                 Inc. ("SSgA")

Dreyfus GVIT International Value Fund . . . .  Dreyfus

Gartmore GVIT Emerging Markets Fund,. . . . .  GGP
Gartmore GVIT International Growth Fund,
Gartmore GVIT Global Leaders Fund,
Gartmore GVIT European Leaders Fund,
Gartmore GVIT Global Small Companies Fund,
Gartmore GVIT OTC Fund,
Gartmore GVIT Asia Pacific Leaders Fund,
Gartmore Global Financial Services Fund and
Gartmore GVIT Global Utilities Fund
Gartmore GVIT Developing Markets Fund


     VKAM, a wholly-owned subsidiary of Van Kampen Investments Inc. ("Van Kampen"), is a diversified asset management company that administers more than three million retail investors accounts, has extensive capabilities for managing institutional portfolios and had more than $416 billion under management or supervision, as of March 31, 2002. Van Kampen is an indirect, wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

----------
1    WRIMCO  began  service  as  a  subadviser  to  the Fund on January 5, 2001.
2 GGP began service as a subadviser to the Fund on August 15, 2001. 3 As of April 28, 2003, Strong will no longer be the subadviser. GMF will directly  manage  the  Fund's  assets.

     Federated, a Delaware business trust organized on April 11, 1989, is registered as an investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. Federated and other subsidiaries of Federated Investors, Inc. serve as investment advisers to number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. As of December 31, 2001, Federated had assets under management of approximately $180 billion.

     GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and as of December 31, 2001 managed approximately $1.1 billion in assets. GGP is a joint venture between Gartmore Securities Limited and Gartmore US Limited, each a holding company. Gartmore US Limited is a wholly owned subsidiary of NGH, a holding company which is owned by Nationwide Corporation. As stated previously, Nationwide Mutual Fire Insurance Company and Nationwide Mutual Insurance Company together own all of the common stock of Nationwide Corporation. GGP is located at 1200 River Road, Conshohocken, PA 19428.

     Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"), a global financial services company. As of December 31, 2001, Dreyfus managed or administered approximately over $185 billion in assets for approximately 1.6 million investor accounts nationwide. Mellon is a publicly owned financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Through its subsidiaries, including Dreyfus, Mellon managed more than $540 billion in assets as of December 31, 2001. As of December 31, 2001, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for more than $3 trillion in assets.

     J.P. Morgan, a wholly owned subsidiary of J.P. Morgan Chase & Co. Incorporated ("J.P. Morgan Chase") and a corporation organized under the laws of the State of Delaware, is a registered investment adviser under the 1940 Act. J.P. Morgan is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation. J.P. Morgan Chase, together with its predecessors, has been in the banking and investment advisory business for over 100 years and today, through J.P. Morgan and its other subsidiaries, offers a wide range of banking and investment and investment management services to governmental, institutional, corporate and individual clients.

     MSI is wholly owned by subsidiaries of Morgan Stanley Dean Witter & Co. and is a division of Morgan Stanley Dean Witter Investment Management ("MSDW Investment Management"). MSI provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 2001, MSDW Investment Management, together with its affiliated asset management companies, managed in excess of $416 billion in assets.

     WRIMCO acts as investment manager to numerous investment companies and accounts. As of December 31, 2001, WRIMCO managed over $31 billion in assets.

     Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $59 billion of assets as of December 31, 2001. Neuberger Berman is a member of the NYSE and other principal exchanges and acts as a broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman.

     Strong began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts. Strong also acts as investment advisor for each of the mutual funds within the Strong Family of Funds. As of December 31, 2001, Strong had approximately $46 billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.
     Turner was founded in 1990 and is located at 1235 Westlakes Drive, Berwyn, Pennsylvania 19312. It is a registered investment adviser under the Investment Advisers Act of 1940. Turner serves as investment adviser to other investment companies, as well as separate investment portfolios. As of December 31, 2001, Turner had approximately 9.2 billion in assets under management.

     SSgA is a wholly owned subsidiary of State Street Corporation and is located at Two International Place, Boston, MA 02110. SSgA manages over $60 billion in assets of U.S. Securities and Exchange Commission registered open-end investment companies. The State Street Global Advisors companies, including SSgA, manage over $775 billion in assets, the third largest total among U.S. investment managers.

     Subject to the supervision of the Adviser (GMF or GGAMT, as applicable) and the Trustees, each of the Subadvisers manages the assets of the Funds as listed above in accordance with the Fund's investment objectives and policies. Each Subadviser makes investment decisions for the Fund and in connection with such investment decisions, places purchase and sell orders for securities. For the investment management services they provide to the Funds, the Subadvisers receive annual fees from the Adviser, calculated at an annual rate based on the average daily net assets of the funds, in the following amounts:

FUND                                                      ASSETS                FEE
-------------------------------------------  --------------------------------  ------
Comstock GVIT Value Fund                     up to $50 million                  0.35%
                                             $50 million up to $250 million     0.30%
                                             $250 million up to $500 million    0.25%
                                             $500 million and more              0.20%

Federated GVIT High Income Bond Fund         up to $50 million                  0.40%
                                             $50 million up to $250 million,    0.25%
                                             $250 million up to $500 million,   0.20%
                                             $500 million and more.             0.15%

Gartmore GVIT Worldwide Leaders Fund         up to $50 million                  0.60%
                                             $50 million and more               0.55%

Dreyfus GVIT Mid Cap Index Fund              up to $250 million,                0.10%
                                             $250 million up to $500 million,   0.09%
                                             $500 million up to $750 million,   0.08%
                                             $750 million up to $1 billion,     0.07%
                                             $1 billion and more.               0.05%

J. P. Morgan GVIT Balanced Fund              up to $100 million                 0.35%
                                             100 million and more               0.30%

MAS GVIT Multi Sector Bond Fund              up to $200 million                 0.30%
                                             200 million and more               0.25%

GVIT Small Cap Value Fund                    up to $200 million                 0.50%
                                             200 million and more               0.45%

GVIT Small Cap Growth Fund                   All assets                         0.60%

Nationwide Strategic Value Fund              up to $500 million                 0.50%
                                             $500 million and more              0.45%

Strong GVIT Mid Cap Growth Fund2             up to $500 million                 0.50%
                                             $500 million and more              0.45%

GVIT Small Company Fund                      All assets                         0.60%

Turner GVIT Growth Focus Fund1               up to $500 million                 0.55%
                                             $500 million up to $2 billion      0.45%
                                             $2 billion and more                0.40%

GVIT Equity 500 Index Fund                   up to $200 million                0.025%
                                             $200 million up to $700 million    0.02%
                                             $700 million and more             0.015%

Dreyfus GVIT International Value Fund        up to $500 million                0.375%
                                             $500 million and more              0.30%

Gartmore GVIT Emerging Markets Fund          All assets                        0.575%
Gartmore GVIT Global Small Companies
Fund

Gartmore GVIT International Growth,          All assets                         0.50%
Gartmore GVIT Global Leaders Fund,
Gartmore GVIT European Leaders Fund,
Gartmore GVIT OTC Fund,
Gartmore GVIT Asia Pacific Leaders Fund and
Gartmore GVIT Global Financial Services
Fund
Gartmore GVIT Global Utilities               All assets                         0.40%
Fund


1 The subadvisory fee at each breakpoint is a base subadvisory fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Russell 1000 Growth Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay lower fees. For a further description of the fee, see below.

2 As of April 28, 2003, Strong will no longer be the subadviser. GMF will directly manage the Fund's assets.


The following table sets forth the amount NSI/GMF (1) or GGAMT paid to the Subadvisers for the fiscal years ended December 31, 2001, 2000, 1999:



FUND                                                                  YEAR ENDED DECEMBER 31,
                                                        2001                   2000               1999
                                              -------------------------  -----------------  -----------------
Comstock GVIT Value Fund . . . . . . . . . .  $             212,251 (2)  $     174,893 (2)  $      84,180 (2)

Federated GVIT High Income Bond Fund . . . .  $                322,188   $        249,200   $        202,180

Gartmore GVIT Worldwide Leaders Fund . . . .  $             432,927 (3)  $     438,800 (3)  $     219,596 (3)

Dreyfus GVIT Mid Cap Index Fund. . . . . . .  $                192,350   $         64,320   $      67,410 (4)
J. P. Morgan GVIT Balanced Fund. . . . . . .  $                445,322   $     326,613 (5)  $     219,095 (6)

MAS GVIT Multi Sector Bond Fund. . . . . . .  $                471,808   $     303,984 (5)  $     181,855 (6)

GVIT Small Cap Value Fund. . . . . . . . . .  $              2,282,791   $        999,500   $        479,449

GVIT Small Cap Growth Fund . . . . . . . . .  $             663,062 (7)  $     365,621 (7)  $      25,989 (8)

Nationwide Strategic Value Fund. . . . . . .  $             121,764 (8)  $      114,142(8)  $         78,669

Strong GVIT Mid Cap Growth Fund. . . . . . .  $               969,2158   $     1,058,7318   $    157,732(8)8

GVIT Small Company Fund. . . . . . . . . . .  $            4,257,790(9)  $4,307,794 (9,10)  $2,336,764 (9,10)

Turner GVIT Growth Focus Fund. . . . . . . .  $             89,938 (11)  $       0 (12,13)  N/A (13)

Gartmore GVIT Emerging Markets Fund. . . . .  $             50,032 (14)  $              0   N/A

Gartmore GVIT International Growth Fund. . .  $             44,642 (14)  $              0   N/A

Gartmore GVIT Global Financial Services Fund  $                576 (15)  N/A                N/A

Gartmore GVIT Global Utilities Fund. . . . .  $                456 (15)  N N/A              N/A


1 Prior to September 1, 1999, NSI was responsible for paying all subadvisory fees. After September 1, 1999, GMF assumed that responsibility.

2 Prior to May 1, 2002, Federated was subadviser to the Fund. As a result, these fees were paid to Federated.

3 Prior to January 2, 2002, J.P. Morgan was the Fund's subadviser. As a result, these fees were paid to J.P. Morgan.

4 Prior to September 27, 1999, First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd and Rice, Hall, Jones & Associates (collectively, the "former subadvisers") were the subadvisers for the Fund and were paid under a different fee schedule. As a result, these fees include amounts paid to the former subadvisers under the different fee schedule.

5 Prior to May 1, 2000, Salomon Brothers Asset Management Inc. ("SBAM") was the Fund's subadviser. As a result, these fees include amounts paid to SBAM.

6 Prior to May 1, 2000, SBAM was the Fund's subadviser. As a result, these fees were paid to SBAM.

7 Prior to May 1, 2002, MSI acted as a subadviser to the Fund. As a result, these fees include amounts paid to MSI. Prior to October 1, 2000, Franklin Advisers, Inc. acted as a subadviser for the Fund. However, Franklin received no advisory fees.

8 Prior to March 12, 2001, Strong had previously subcontracted with Schaefer Capital Management, Inc. ("Schaefer") to act as the subadviser to the Fund. Effective March 12, 2001, Strong assumed Schaefer Capital's subadviser duties. For the years ended December 31, 1999, 2000, 2001 (until March 12,
     2001), Strong paid Schaefer subadvisory fees out of the amount it received.

9 From October 1, 1998 until August 14, 2001, Lazard Asset Management ("Lazard") served as a subadviser to the Fund. As a result, these fees include amounts paid to Lazard.

10 Prior to May 1, 2000, Credit Suisse Asset Management, LLC ("Credit Suisse") served as a subadviser to the Fund. As a result, these fees include amounts paid to Credit Suisse.

11   With  total  reimbursements  in  the  amount  of  $67,618.

12   Net  of  waivers  in  the  amount  of  $16,503.

13   The  Fund  commenced  operations  on  June  30,  2000.

14   The  Fund  commenced  operations  on  August  30,  2000.

15   The  Fund  commenced  operations  on  December  18,  2001.

The  remaining  Funds  had  not  commenced  operations  as of December 31, 2001.

SUBADVISER  PERFORMANCE  FEE  -  TURNER  GVIT  GROWTH  FOCUS  FUND

     For the subadvisory services it provides to the Fund, Turner receives a base subadvisory fee that may be adjusted if a Fund out- or under-performs a stated benchmark. Set forth below is information about the subadvisory fee arrangements of the Fund between Turner and GMF:



FUND     BENCHMARK    REQUIRED EXCESS      BASE ADVISORY       HIGHEST POSSIBLE     LOWEST POSSIBLE
                                            PERFORMANCE               FEE           ADVISORY FEE AT    ADVISORY FEE AT
                                                                                    EACH BREAK POINT   EACH BREAK POINT
Turner  Russell 1000             12.0%     0.55% for assets                  0.77%              0.33%
GVIT .  Growth Index                    up to $500 million,
Growth
Focus
Fund
                                                             0.45% for assets                   0.63%              0.27%
                                                             of $500 million
                                                             and more but less
                                                             than $2 billion,
                                                             0.40% for assets of                0.56%              0.24%
                                                             $ 2 billion and more




     In the event that the Fund over-or-underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and Turner will receive the applicable base fee. These performance-based fees will be paid from the investment advisory fees received by GMF and will be subject to the same conditions.

CONSIDERATION  OF  INVESTMENT  ADVISORY  AGREEMENTS

     In determining whether it was appropriate to approve the Investment Advisory Agreements between each Adviser and the Trust, on behalf of each Fund, the Board received extensive information, provided by the Advisers, that the Board believed to be reasonably necessary to conduct its review. The Board carefully evaluated this information, and was advised with respect to its deliberations by legal counsel to the Trust, and the trustees who are not interested persons were also advised by their own independent legal counsel. The Trustees decided to approve the Investment Advisory Agreements on the basis of the following considerations, among others:

The investment advisory fee payable to each Adviser under the Investment Advisory Agreement, the anticipated costs to the Adviser of providing these services, the profitability of each Adviser's relationship with the Funds that it advises, and the comparability of the fee to fees paid by other similar investment companies.

- The nature, quality and extent of the investment advisory services expected to be provided by the Adviser to each of the Funds it advises and such Funds' historic performance and the comparability of such Funds' performance to the performance of similar investment companies

- The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisers

- Any ancillary benefits to the Advisers, including soft dollars received by such Advisers

     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Investment Advisory Agreements should be continued for each of the Funds and that the compensation payable under such Investment Advisory Agreements is fair and reasonable with respect to each such Fund.

     With respect to the addition of new Funds to the Investment Advisory Agreements, the Board has considered similar information, omitting, however, unavailable Fund profitability information and historic Fund performance information.

DISTRIBUTOR

     Gartmore Distribution Services, Inc. ("GDSI") serves as underwriter for each of the Funds of the Trust in the continuous distribution of their shares pursuant to a Underwriting Agreement dated as of October 1, 2002 (the "Underwriting Agreement"). Prior to October 1, 2002, Nationwide Securities, Inc. was the underwriter for the Funds. Unless otherwise terminated, the Underwriting Agreement will continue in effect for the initial term and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. GDSI, located at 1200 River Road, Conshohocken, PA 19428, is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. The following entities or people are affiliates of the Trust and are also affiliates of GDSI:

Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Partners
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.
Nationwide  Corporation
Nationwide  Mutual  Insurance  Company
Paul  Hondros
Gerald  Holland
Eric  Miller

     In its capacity as Distributor, GDSI solicits orders for the sale of shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. GDSI receives no compensation under the Underwriting Agreement with the Trust.

DISTRIBUTION  PLAN

     The Trust, with respect to certain shares of certain Funds, has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act. The Plan permits such Funds to compensate GDSI, as the Funds' distributor, for expenses associated with the distribution of such Funds' Class II shares or all of the shares in the case of the Gartmore GVIT Investor Destinations Funds and Gartmore GVIT Money Market Fund II. Although actual distribution expenses may be more or less, under the Plan such Funds, or the applicable class, as indicated below, pay GDSI an annual fee in an amount that will not exceed the following amounts:



Gartmore GVIT Gartmore GVIT Total Return Fund          0.25% of the average daily
Gartmore GVIT International Growth Fund                net assets of Class II shares
Gartmore GVIT Global Technology                        of each Fund, all of which
        and Communications Fund                        will be considered a
Gartmore GVIT Emerging Markets Fund                    distribution fee.
Gartmore GVIT Global Health Sciences Fund
GVIT Small Cap Growth Fund
GVIT Small Company Fund
Strong GVIT Mid Cap Growth Fund
Comstock GVIT Value Fund
Turner GVIT Growth Focus Fund
Dreyfus GVIT Mid Cap Index Fund
GVIT Small Cap Value Fund
Gartmore GVIT Worldwide Leaders Fund
Gartmore GVIT Government Bond Fund
Gartmore GVIT European Leaders Fund
Gartmore GVIT Nationwide Leaders Fund
Gartmore GVIT U.S. Growth Leaders Fund
Gartmore GVIT Asia Pacific Leaders Fund
Gartmore GVIT Global Financial Services Fund
Gartmore GVIT Global Utilities Fund
GVIT Equity 500 Index Fund
Dreyfus GVIT International Value Fund
Gartmore GVIT Developing Markets Fund
Gartmore GVIT Investor Destinations Aggressive Fund    0.25% of the average daily
Gartmore GVIT Investor Destinations Moderately         net assets of shares of each
     Aggressive Fund                                   Fund, all of which will be
Gartmore GVIT Investor Destinations Moderate Fund      considered a distribution fee.
Gartmore GVIT Investor Destinations Moderately
     Conservative Fund
Gartmore GVIT Investor Destinations Conservative Fund
Gartmore GVIT Money Market Fund II
Gartmore GVIT Nationwide Principal Protected Fund




     For the fiscal year ended December 31, 2001, the Funds paid to NSI (the Trust's previous underwriter) the following amounts associated with the distribution of such Funds' Class II shares (or all of the shares in the case of the Gartmore GVIT Investor Destinations Funds and Gartmore GVIT Money Market Fund II):



FUND                                                               FEES PAID
-----------------------------------------------------------------  ----------

Gartmore GVIT Worldwide Leaders Fund1                              N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT Nationwide Leaders Fund1                             N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT U.S. Growth Leaders Fund1                            N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT Global Technology and Communications Fund1           N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT Global Health Sciences Fund1                         N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT Global Financial Services Fund1                      N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT Global Utilities Fund1                               N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT Government Bond Fund1                                N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT Gartmore GVIT Total Return Fund1                     N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT Emerging Markets Fund1                               N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT International Growth Fund1                           N/A
-----------------------------------------------------------------  ----------
Turner GVIT Growth Focus Fund1                                     N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT Small Cap Growth Fund1                               N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT Small Company Fund1                                  N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT Small Cap Value Fund1                                N/A
-----------------------------------------------------------------  ----------
Dreyfus GVIT Mid Cap Index Fund1                                   N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT Money Market Fund II                                 $   17,885
-----------------------------------------------------------------  ----------
Gartmore GVIT Investor Destinations Aggressive Fund2               $       69
-----------------------------------------------------------------  ----------
Gartmore GVIT Investor Destinations Moderately Aggressive Fund2    $       68
-----------------------------------------------------------------  ----------
Gartmore GVIT Investor Destinations Moderate Fund2                 $       69
-----------------------------------------------------------------  ----------
Gartmore GVIT Investor Destinations Moderately Conservative Fund2  $       68
-----------------------------------------------------------------  ----------
Gartmore GVIT Investor Destinations Conservative Fund2             $       68
-----------------------------------------------------------------  ----------
Gartmore GVIT Asia Pacific Leaders Fund1                           N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT European Leaders Fund1                               N/A
-----------------------------------------------------------------  ----------
GVIT Equity 500 Index Fund1                                        N/A
-----------------------------------------------------------------  ----------
Dreyfus GVIT International Value Fund1                             N/A
-----------------------------------------------------------------  ----------
Strong GVIT Mid Cap Growth Fund1                                   N/A
-----------------------------------------------------------------  ----------
Comstock GVIT Value Fund1                                          N/A
-----------------------------------------------------------------  ----------

1     Class  II  shares  of these Funds had not yet been sold as of December 31,
2001.
2     The  GVIT  Investor Destination Funds had not been sold until December 12,
2001.



     Distribution expenses paid by GDSI are generally used to compensate sales personnel and broker-dealers for sales and shareholder services. Distributor expenses may also include the costs of marketing, printing and mailing prospectuses and sales literature to prospective investors and advertising. As of December 31, 2001, all fees collected by NSI (the Trust's previous underwriter) pursuant to the Plan (except $2,422 primarily relating to fees received on seed money in the Gartmore GVIT Money Market Fund II which was used for marketing, printing and mailing prospectuses and sales literature to prospective investors and advertising) were used to compensate broker-dealers for sales and shareholder services.

As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 1, 2001, and may be amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to the applicable shares of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class or Fund, as applicable. Any change in the Plan that would materially increase the distribution cost to the applicable shareholders requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding applicable shares. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.

The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

     GDSI may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above.

FUND  ADMINISTRATION  AND  TRANSFER  AGENCY  SERVICES

     Under the terms of a Fund Administration Agreement, GSA provides for various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. Gartmore Investor Services, Inc. ("GISI"), a wholly owned subsidiary of GSA, serves as transfer agent and dividend disbursing agent for each of the Funds. Both GSA and GISI are located at 1200 River Road, Conshohocken, Pennsylvania 19428. Beginning December 1, 2001, for the fund administration and transfer agency services, each Fund pays GSA a combined annual fee based on the Trust's average daily net assets according to the following schedule:



                                             AGGREGATE TRUST FEE
ASSET LEVEL*                            AS A PERCENTAGE OF NET ASSETS
--------------------------------------  ------------------------------

up to $1 billion                                                0.13%
1 billion and more up to $3 billion                             0.08%
3 billion and more up to $8 billion                             0.05%
8 billion and more up to $10 billion                            0.04%
10 billion and more up to $12 billion                           0.02%
12 billion or more                                              0.01%

_______________
* The assets of each of the GVIT Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The GVIT Investor Destinations Funds do not pay any part of this fee.



     GSA  pays  GISI  from  these  fees  for  its  services.

     Effective September 1, 1999, the fund administration services previously performed for the Funds by NSI were transferred to GSA, an affiliate of NSI and an indirect subsidiary of NFS. In addition, BISYS Fund Services Ohio, Inc. performs certain fund administration services pursuant to a Sub-Administration Agreement also effective September 1, 1999. The fund administration fees paid, under a previous fee schedule are as follows:



                                            2001
                                           RECEIVED
                                           (1/1/01-      2001       2000        2000        1999      1999
FUND                                       11/30/01)*    WAIVED   RECEIVED*     WAIVED    RECEIVED*   WAIVED
Gartmore GVIT Nationwide Leaders Fund1    $       --  $       --  $     ---  $      ---  $      ---  $      ---
Gartmore GVIT U.S. Growth Leaders Fund1          N/A          N/A       N/A         N/A         N/A         N/A
Gartmore GVIT Worldwide Leaders Fund          47,751          ---    52,667         ---      25,620         ---
Gartmore GVIT International Growth Fund2      68,630          ---         0      25,000         N/A         N/A
Gartmore GVIT Emerging Markets Fund2          68,630          ---     5,601      19,399         N/A         N/A
Gartmore GVIT Global Technology
     and Communications Fund3                 68,630          ---         0      37,295         N/A         N/A
Gartmore GVIT Global Financial
     Services Fund4                              N/A         N/A          N/A       N/A         N/A         N/A
Gartmore GVIT Global Utilities Fund4             N/A         N/A          N/A       N/A         N/A         N/A
Gartmore GVIT Global Health Sciences
     Fund5                                    68,630          ---         0         619         N/A         N/A
Gartmore GVIT Total Return Fund              742,343          ---   973,697         ---   1,068,669         ---
Gartmore GVIT Growth Fund                    196,615          ---   422,949         ---     539,831         ---
Gartmore GVIT Government Bond Fund           484,373          ---   377,378         ---     386,796         ---
Gartmore GVIT Money Market Fund            1,041,327          ---   881,362         ---     799,936         ---
GVIT Small Cap Value Fund                    270,559          ---   140,913         ---      67,123         ---
GVIT Small Company Fund                      380,420          ---   445,045         ---      88,960         ---
GVIT Small Cap Growth Fund6                   70,506          ---    75,345         ---      49,932      43,393
Turner GVIT Growth Focus Fund3                68,630          ---    37,295         ---         N/A         N/A
Comstock GVIT Value Fund                      35,405          ---    31,080         ---      14,732         ---
Federated GVIT High Income Bond Fund          62,507          ---    48,777         ---      36,554         ---
J.P. Morgan GVIT Balanced Fund                83,503          ---    65,560         ---      43,819         ---
Dreyfus GVIT Mid Cap Index Fund              120,456          ---    45,025         ---       9,880         ---
Strong GVIT Mid Cap Growth Fund              125,606          ---   146,884         ---  $   22,082         ---
MAS GVIT Multi Sector Bond Fund               99,729          ---    67,855         ---      37,020         ---
Gartmore GVIT Money Market Fund II1           12,340          ---       N/A         N/A         N/A         N/A
Gartmore GVIT Investor Destinations
     Aggressive Fund7                            N/A          N/A       N/A         N/A         N/A         N/A
Gartmore GVIT Investor Destinations
     Moderately Aggressive Fund7                 N/A          N/A       N/A         N/A         N/A         N/A
 Gartmore GVIT Investor Destinations
     Moderate Fund7                              N/A          N/A       N/A         N/A         N/A         N/A
Gartmore GVIT Investor Destinations
     Moderately Conservative Fund7               N/A          N/A       N/A         N/A         N/A         N/A
Gartmore GVIT Investor Destinations
     Conservative Fund7                          N/A          N/A       N/A         N/A         N/A         N/A
Nationwide GVIT Strategic Value Fund          15,725          ---    15,980         ---      11,014         ---
Gartmore GVIT Global Leaders FundX                N/A         N/A          N/A       N/A         N/A         N/A
Gartmore GVIT Global Small Companies
     FundX                                        N/A          N/A       N/A         N/A         N/A         N/A
Gartmore GVIT OTC FundX                           N/A          N/A       N/A         N/A         N/A         N/A
Gartmore GVIT European Leaders FundX              N/A          N/A       N/A         N/A         N/A         N/A
Gartmore GVIT Asia Pacific Leaders FundX          N/A          N/A       N/A         N/A         N/A         N/A
GVIT Equity 500 Index FundX                       N/A          N/A       N/A         N/A         N/A         N/A
Dreyfus GVIT International Value FundX            N/A          N/A       N/A         N/A         N/A         N/A
Gartmore GVIT Developing Markets FundX            N/A          N/A       N/A         N/A         N/A         N/A

___________
*     Numbers reflect the net amount of fees received after all applicable waivers. As noted above, fund administration and  transfer  agency  fees  were combined effective December 1, 2001. The numbers for 2001 reflect fund administration fees  from  January  1,  2001  through  November  30,  2001.
1     The  Funds  commenced  operations  on  December  31,  2001.
2     The  Funds  commenced  operations  as  of  August  30,  2000.
3     The  Funds  commenced  operations  as  of  June  30,  2000.
4     The  Funds  commenced  operations  on  December  28,  2001
5     The  Fund  commenced  operations  as  of  December  29,  2000.
6     The  Fund  commenced  operations  on  May  1,  1999.
7     The  Funds  commenced  operations  on  December  12,  2001.
X     The  Funds  have  not  yet  commenced  operations.



     For the period of January 1, 2001 through November 30, 2001 and the fiscal years ended December 31, 2000 and 1999, GISI received the following, for the transfer agency services it provided:




FUND                                                                       2001            2000       1999
                                                                        RECEIVED*        RECEIVED   RECEIVED
                                                                   (1/1/01 - 11/30/01)
                                                                   --------------------

Gartmore GVIT Nationwide Leaders Fund1                             $               ---   $     ---  $     ---
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT U.S. Growth Leaders Fund1                                            N/A        N/A        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Worldwide Leaders Fund                                             6,819       7,523      3,660
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT International Growth Fund2                                           819         320        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Emerging Markets Fund2                                               740         158        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Global Technology and Communications Fund3                         1,206         456        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Global Financial Services Fund4                                      N/A         N/A        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Global Utilities Fund4                                               N/A         N/A        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Global Health Sciences Fund5                                         206           2        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Total Return Fund                                                162,585     218,406    242,137
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Growth Fund                                                       39,302      84,652    109,943
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Government Bond Fund                                              98,683      75,470     77,359
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Money Market Fund                                                237,232     195,325    175,087
-----------------------------------------------------------------  --------------------  ---------  ---------
GVIT Small Cap Value Fund                                                       44,312      20,191      9,589
-----------------------------------------------------------------  --------------------  ---------  ---------
GVIT Small Company Fund                                                         67,196      71,788     38,947
-----------------------------------------------------------------  --------------------  ---------  ---------
GVIT Small Cap Growth Fund6                                                      9,571       6,093        433
-----------------------------------------------------------------  --------------------  ---------  ---------
Turner GVIT Growth Focus Fund3                                                     915         183        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Comstock GVIT Value Fund                                                         5,056       4,440      2,105
-----------------------------------------------------------------  --------------------  ---------  ---------
Federated GVIT High Income Bond Fund                                             8,925       6,967      5,222
-----------------------------------------------------------------  --------------------  ---------  ---------
J.P. Morgan GVIT Balanced Fund                                                  11,923       9,365      6,260
-----------------------------------------------------------------  --------------------  ---------  ---------
Dreyfus GVIT Mid Cap Index Fund                                                 17,199       6,431      1,411
-----------------------------------------------------------------  --------------------  ---------  ---------
Strong GVIT Mid Cap Growth Fund                                                 17,953      21,173      3,155
-----------------------------------------------------------------  --------------------  ---------  ---------
MAS GVIT Multi Sector Bond Fund                                                 14,240       9,693      5,288
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Money Market Fund II1                                                437         N/A        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Investor Destinations Aggressive Fund7                               N/A         N/A        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Investor Destinations Moderately Aggressive Fund7                    N/A         N/A        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Investor Destinations Moderate Fund7                                 N/A         N/A        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Investor Destinations Moderately Conservative Fund7                  N/A         N/A        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Investor Destinations Conservative Fund7                             N/A         N/A        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Nationwide GVIT Strategic Value Fund                                             2,246       2,283      1,573
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Global Leaders FundX                                                 N/A         N/A        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Global Small Companies FundX                                         N/A         N/A        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT OTC FundX                                                            N/A         N/A        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT European Leaders FundX                                               N/A         N/A        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Gartmore GVIT Asia Pacific Leaders FundX                                           N/A         N/A        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
GVIT Equity 500 Index FundX                                                        N/A         N/A        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------
Dreyfus GVIT International Value FundX                                             N/A         N/A        N/A
-----------------------------------------------------------------  --------------------  ---------  ---------

*     Numbers  reflect  the  net  amount  of fees received after all applicable waivers. As noted above, fund administration  and  transfer  agency  fees  were  combined  effective December 1, 2001. The numbers for 2001 reflect  transfer  agency  fees  from  January  1,  2001  through  November  30,  2001.
1     The  Funds  commenced  operations  on  December  31,  2001.
2     The  Funds  commenced  operations  as  of  August  30,  2000.
3     The  Funds  commenced  operations  as  of  June  30,  2000.
4     The  Funds  commenced  operations  on  December  28,  2001
5     The  Fund  commenced  operations  as  of  December  29,  2000.
6     The  Fund  commenced  operations  on  May  1,  1999.
7     The  Funds  commenced  operations  on  December  12,  2001.
X     The  Funds  have  not  yet  commenced  operations.

     For the period of December 1, 2001 to December 31, 2001, GSA received the following, for the fund administration services provided by GSA and for the transfer agency services provided by GISI:





FUND                                                                DECEMBER
                                                                      2001
                                                                   RECEIVED*
                                                                   ----------

Gartmore GVIT Nationwide Leaders Fund1                             $       25
-----------------------------------------------------------------  ----------
Gartmore GVIT U.S. Growth Leaders Fund1                                    75
-----------------------------------------------------------------  ----------
Gartmore GVIT Worldwide Leaders Fund                                    3,880
-----------------------------------------------------------------  ----------
Gartmore GVIT International Growth Fund2                                  484
-----------------------------------------------------------------  ----------
Gartmore GVIT Emerging Markets Fund2                                      849
-----------------------------------------------------------------  ----------
Gartmore GVIT Global Technology and Communications Fund3                  875
-----------------------------------------------------------------  ----------
Gartmore GVIT Global Financial Services Fund4                              75
-----------------------------------------------------------------  ----------
Gartmore GVIT Global Utilities Fund4                                       74
-----------------------------------------------------------------  ----------
Gartmore GVIT Global Health Sciences Fund5                                139
-----------------------------------------------------------------  ----------
Gartmore GVIT Total Return Fund                                        91,431
-----------------------------------------------------------------  ----------
Gartmore GVIT Growth Fund                                              19,748
-----------------------------------------------------------------  ----------
Gartmore GVIT Government Bond Fund                                     71,439
-----------------------------------------------------------------  ----------
Gartmore GVIT Money Market Fund                                       162,281
-----------------------------------------------------------------  ----------
GVIT Small Cap Value Fund                                              35,615
-----------------------------------------------------------------  ----------
GVIT Small Company Fund                                                39,879
-----------------------------------------------------------------  ----------
GVIT Small Cap Growth Fund6                                             7,207
-----------------------------------------------------------------  ----------
Turner GVIT Growth Focus Fund3                                          1,034
-----------------------------------------------------------------  ----------
Comstock GVIT Value Fund                                                2,881
-----------------------------------------------------------------  ----------
Federated GVIT High Income Bond Fund                                    6,243
-----------------------------------------------------------------  ----------
J.P. Morgan GVIT Balanced Fund                                          8,137
-----------------------------------------------------------------  ----------
Dreyfus GVIT Mid Cap Index Fund                                        13,221
-----------------------------------------------------------------  ----------
Strong GVIT Mid Cap Growth Fund                                         9,291
-----------------------------------------------------------------  ----------
MAS GVIT Multi Sector Bond Fund                                         9,645
-----------------------------------------------------------------  ----------
Gartmore GVIT Money Market Fund II1                                     1,804
-----------------------------------------------------------------  ----------
Gartmore GVIT Investor Destinations Aggressive Fund7                      N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT Investor Destinations Moderately Aggressive Fund7           N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT Investor Destinations Moderate Fund7                        N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT Investor Destinations Moderately Conservative Fund7         N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT Investor Destinations Conservative Fund7                    N/A
-----------------------------------------------------------------  ----------
Nationwide GVIT Strategic Value Fund                                    1,231
-----------------------------------------------------------------  ----------
Gartmore GVIT Global Leaders FundX                                        N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT Global Small Companies FundX                                N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT OTC FundX                                                   N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT European Leaders FundX                                      N/A
-----------------------------------------------------------------  ----------
Gartmore GVIT Asia Pacific Leaders FundX                                  N/A
-----------------------------------------------------------------  ----------
GVIT Equity 500 Index FundX                                               N/A
-----------------------------------------------------------------  ----------
Dreyfus GVIT International Value FundX                                    N/A
-----------------------------------------------------------------  ----------


* Numbers reflect the net amount of fees received after all applicable waivers. As noted above, fund administration and transfer agency fees were combined effective December 1, 2001. The numbers for 2001 reflect combined fund administration and transfer agency fees from December 1, 2001 through December 31, 2001.
1     The  Funds  commenced  operations  on  December  31,  2001.
2     The  Funds  commenced  operations  as  of  August  30,  2000.
3     The  Funds  commenced  operations  as  of  June  30,  2000.
4     The  Funds  commenced  operations  on  December  28,  2001
5     The  Fund  commenced  operations  as  of  December  29,  2000.
6     The  Fund  commenced  operations  on  May  1,  1999.
7     The  Funds  commenced  operations  on  December  12,  2001.
X     The  Funds  have  not  yet  commenced  operations.



SUB-ADMINISTRATION

     GSA has entered into a Services Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"), and GISI has entered into a Sub-Transfer Agent Agreement with BISYS, effective November 1, 2001, to provide certain fund administration and transfer agency services for each of the Funds held beneficially by its customers. For these services, GSA pays BISYS an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds of the Trust that BISYS is providing such services for:



                                             AGGREGATE TRUST FEE
ASSET LEVEL**                           AS A PERCENTAGE OF NET ASSETS
--------------------------------------  ------------------------------
up to $1 billion                                                0.10%
1 billion and more up to $3 billion                             0.05%
3 billion and more up to $8 billion                             0.04%
8 billion and more up to $10 billion                            0.02%
10 billion and more up to $12 billion                           0.01%
12 billion or more                                             0.005%

___________
** The assets of each of the GVIT Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The GVIT Investor Destinations Funds do not pay any part of this fee.



     For the period of January 1, 2001 through October 31, 2001 and the fiscal years ended December 31, 2000 and 1999, BISYS received (under a previous fee schedule) $6,228,787, $6,385,351 and $1,965,403, respectively, for the sub-administration services it provided and $3,676,394, $4,182,062 and $1,352,670 for the sub-transfer agency services it provided. Effective November 1, 2001, the sub-administration and sub-transfer agency fees were combined. For the period November 1 to December 31, 2001, BISYS received $1,803,079 for the combined sub-administration and sub-transfer agency services it provided.

ADMINISTRATIVE  SERVICE  PLAN

     Under the terms of an Administrative Services Plan, each Fund is permitted to enter Servicing Agreements with servicing organizations who agree to provide certain administrative support services for the Funds. Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for Plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating, and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

As authorized by the Administrative Services Plan, the Trust has entered into a Servicing Agreement, effective July 1, 1999, pursuant to which NFS has agreed to provide certain administrative support services to the Funds held beneficially by its customers. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NSI) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class I, Class II and Class III shares of the Funds and at the annual rate of up to 0.10% of the average daily net assets of the Class V shares held by customers of NFS or any such other entity.

During the fiscal years ended December 31, 2001, 2000 and 1999, NFS and its affiliates received $12,276,973, $11,053,480 and $5,398,688 in administrative services fees from the Funds.

CUSTODIAN

     JPMorgan Chase Bank, 4 New York Plaza, New York, NY 10008, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian Agreement. The Custodian performs no managerial or policy making functions for the Funds.

LEGAL  COUNSEL

     Stradley Ronon Stevens & Young, LLP, 2600 Commerce Square, Philadelphia, PA 19103, serves as the Trust's legal counsel.

INDEPENDENT  ACCOUNTANTS

     PricewaterhouseCoopers LLP, 100 E. Broad Street, Columbus, Ohio 43215 serves as independent accountants for the Trust.

BROKERAGE  ALLOCATIONS

     A Fund's Adviser (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commission are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary consideration in portfolio security transactions is "best price execution of the transaction," i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Both the adviser and the Subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

     Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the adviser or a Subadviser. In placing orders with such broker-dealers, the adviser or Subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the adviser or Subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the adviser's or Subadviser's normal research activities or expenses.

     Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

     There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or Subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when the adviser or Subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

     In purchasing and selling investments for the Funds, it is the policy of each of the advisers and Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possible difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the adviser or Subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the adviser or Subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchase or sole; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

     The Advisers and each Subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934 that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic on modeling software, market data fees and historical market information. Any such research and other information provided by brokers to an Adviser or Subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to the Advisers and Subadvisers pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the Advisers or a Subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. Subject to the policy of the Advisers and Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, each also may consider the broker-dealer's sale of shares of any fund for which it serves as investment adviser, subadviser or administrator. For the fiscal year ended December 31, 2001, all the affiliated advisers of Gartmore Global Investments for both Gartmore Variable Insurance Trust and Gartmore Mutual Funds, including but not limited to, GMF, GSA, GGAMT, and Gartmore Trust Company, received soft dollar commissions of $4,043,823 for all their advisory clients, including the Funds.

     The following tables list the amount of brokerage commissions and the amount of transactions and related commissions paid to brokers providing research and other services to the subadvisers for the following periods:





FOR THE YEAR ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------
                                                                TRANSACTIONS RELATED TO
                                                          BROKERAGE OR RESEARCH SERVICES1
FUND                                                  COMMISSION      $AMOUNT      COMMISSION
----------------------------------------------------------------------------------------------
Gartmore GVIT Nationwide Leaders Fund2                $       488  $               $
----------------------------------------------------------------------------------------------
Gartmore GVIT U.S. Growth Leaders Fund2                     1,630              --           --
----------------------------------------------------------------------------------------------
Gartmore GVIT Worldwide Leaders Fund                      279,537              --           --
----------------------------------------------------------------------------------------------
Gartmore GVIT International Growth Fund3                   99,551              --           --
----------------------------------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund3                       72,797              --           --
----------------------------------------------------------------------------------------------
Gartmore GVIT Global Technology
    and Communications Fund4                              145,558       3,399,892        5,993
----------------------------------------------------------------------------------------------
Gartmore GVIT Global Financial Services Fund5               2,449              --           --
----------------------------------------------------------------------------------------------
Gartmore GVIT Global Utilities Fund5                        3,520              --           --
----------------------------------------------------------------------------------------------
Gartmore GVIT Global Health Sciences Fund6                 21,697       1,673,320        1,942
----------------------------------------------------------------------------------------------
Gartmore GVIT Total Return Fund                         2,615,444     578,826,967      851,570
----------------------------------------------------------------------------------------------
Gartmore GVIT Growth Fund                               1,685,987     306,190,755      452,943
----------------------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund                              0              --           --
----------------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund                                 0              --           --
----------------------------------------------------------------------------------------------
GVIT Small Cap Value Fund                               2,996,661      66,454,430      212,029
----------------------------------------------------------------------------------------------
GVIT Small Company Fund                                 2,122,835     724,349,996    2,335,097
----------------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund                                198,124     156,978,470      282,170
----------------------------------------------------------------------------------------------
Turner GVIT Growth Focus Fund4                            221,687       2,408,070        1,960
----------------------------------------------------------------------------------------------
Comstock GVIT Value Fund                                   96,410      16,225,687       20,966
----------------------------------------------------------------------------------------------
Federated GVIT High Income Bond Fund                          267              --           --
----------------------------------------------------------------------------------------------
J.P. Morgan GVIT Balanced Fund                             82,493              --           --
----------------------------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund                            65,724              --           --
----------------------------------------------------------------------------------------------
Strong GVIT Mid Cap Growth Fund                         2,347,489   2,429,578,645    4,107,903



FOR THE YEAR ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------
                                                              TRANSACTIONS RELATED TO
                                                          BROKERAGE OR RESEARCH SERVICES1
FUND                                                  COMMISSION   $       AMOUNT  COMMISSION
----------------------------------------------------------------------------------------------
MAS GVIT Multi Sector Bond Fund                                 0              --           --
----------------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund II7                             0              --           --
----------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Aggressive Fund8            0              --           --
----------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations
----------------------------------------------------------------------------------------------
Moderately Aggressive Fund8                                     0              --           --
----------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations
Moderate Fund8                                                  0              --           --
----------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations
Moderately Conservative Fund8                                   0              --           --
----------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations
Conservative Fund8                                              0              --           --
----------------------------------------------------------------------------------------------
Nationwide GVIT Strategic Value Fund                      127,268      70,797,569      166,397
----------------------------------------------------------------------------------------------
Gartmore GVIT Global Leaders FundX                            N/A          N/A             N/A
----------------------------------------------------------------------------------------------
Gartmore GVIT Global Small Companies FundX                    N/A          N/A             N/A
----------------------------------------------------------------------------------------------
Gartmore GVIT OTC FundX                                       N/A          N/A             N/A
----------------------------------------------------------------------------------------------
Gartmore GVIT European Leaders FundX                          N/A          N/A             N/A
----------------------------------------------------------------------------------------------
Gartmore GVIT Asia Pacific Leaders FundX                      N/A          N/A             N/A
----------------------------------------------------------------------------------------------
GVIT Equity 500 Index FundX                                   N/A          N/A             N/A
----------------------------------------------------------------------------------------------
Dreyfus GVIT International Value FundX                        N/A          N/A             N/A
----------------------------------------------------------------------------------------------
Gartmore GVIT Developing Markets FundX                        N/A          N/A             N/A
----------------------------------------------------------------------------------------------

____________
1 To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
2    The  Funds  commenced  operations  as  of  December  31,  2001.
3    The  Funds  commenced  operations  as  of  August  30,  2000.
4    The  Funds  commenced  operations  as  of  June  30,  2000.
5    The  Funds  commenced  operations  as  of  December  28,  2001.
6    The  Fund  commenced  operations  as  of  December  29,  2000.
7    The  Funds  commenced  operations  as  of  October  2,  2001.
8    The  Funds  commenced  operations  as  of  December  12,  2001.
X    The  Fund  has  not  yet  commenced  operations.



FOR THE YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------
                                                     TRANSACTIONS RELATED TO
                                                 BROKERAGE OR RESEARCH SERVICES1
FUND                                           COMMISSION     $AMOUNT     COMMISSION
-------------------------------------------------------------------------------------
Strong GVIT Mid Cap Growth Fund                $ 3,333,396  $363,014,518  $   323,019
-------------------------------------------------------------------------------------
Nationwide GVIT Strategic Value Fund                72,533     7,548,638       13,061
-------------------------------------------------------------------------------------
Comstock GVIT Value Fund                            50,307            --           --
-------------------------------------------------------------------------------------
Federated GVIT High Income Bond Fund                     0            --           --
-------------------------------------------------------------------------------------
J.P. Morgan GVIT Balanced Fund                     119,026            --           --
-------------------------------------------------------------------------------------
MAS GVIT Multi Sector Bond Fund                          0            --           --
-------------------------------------------------------------------------------------
GVIT Small Cap Value Fund                                0   104,206,444      336,125
-------------------------------------------------------------------------------------
Gartmore GVIT Worldwide Leaders Fund               343,746            --           --
-------------------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund                    123,246            --           --
-------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund                         156,285            --           --
-------------------------------------------------------------------------------------
GVIT Small Company Fund2                         2,281,254   182,649,855      280,636
-------------------------------------------------------------------------------------
Nationwide Income Fund                                   0            --           --
-------------------------------------------------------------------------------------
Gartmore GVIT Total Return Fund2                 5,658,548            --           --
-------------------------------------------------------------------------------------
Gartmore GVIT Growth Fund2                       1,930,966            --           --
-------------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund                       0            --           --
-------------------------------------------------------------------------------------
Turner GVIT Growth Focus Fund3                      62,510         3,295        5,000
-------------------------------------------------------------------------------------
Gartmore GVIT Global Technology
    and Communications Fund2, 3                     30,950            --           --
-------------------------------------------------------------------------------------
Gartmore GVIT Global Health Sciences Fund2, 4        2,030            --           --
-------------------------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund2, 5             14,279            --           --
-------------------------------------------------------------------------------------
Gartmore GVIT International Growth Fund2, 5         34,401            --           --
-------------------------------------------------------------------------------------
Gartmore GVIT Global Leaders Fund6                     N/A          N/A           N/A
-------------------------------------------------------------------------------------
Gartmore GVIT European Growth Fund6                    N/A          N/A           N/A
-------------------------------------------------------------------------------------
Gartmore GVIT Global Small Companies Fund6             N/A          N/A           N/A
-------------------------------------------------------------------------------------
Gartmore GVIT OTC Fund6                                N/A          N/A           N/A
-------------------------------------------------------------------------------------

____________
1 To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
2 For the fiscal year ended December 31, 2000, all the affiliated advisers of Gartmore Global Investments for both Gartmore Variable Insurance Trust and Gartmore Mutual Funds, including but not limited to GMF, GSA, GGAMT, and Gartmore Trust Company, received soft dollar commissions of $2,942,454 for all their advisory clients, including the Funds. This total may include soft dollar commissions related to these Funds.
3    The  Funds  commenced  operations  as  of  June  30,  2000.
4    The  Fund  commenced  operations  as  of  December  29,  2000.
5    The  Funds  commenced  operations  as  of  August  30,  2000.
6    The  Fund  had  not  yet  commenced  operations.



FOR THE YEAR ENDED DECEMBER 31, 1999
----------------------------------------------------------------------------
                                           TRANSACTIONS RELATED TO
                                         BROKERAGE OR RESEARCH SERVICES1
FUND                                  COMMISSION     $AMOUNT     COMMISSION
----------------------------------------------------------------------------
Strong GVIT Mid Cap Growth Fund       $   348,253  $ 77,864,109  $    98,375
----------------------------------------------------------------------------
Nationwide GVIT Strategic Value Fund       66,667     5,013,018        7,859
----------------------------------------------------------------------------
Comstock GVIT Value Fund                   27,780     8,088,262        8,659
----------------------------------------------------------------------------
Federated GVIT High Income Bond Fund          379            --           --
----------------------------------------------------------------------------
J.P. Morgan GVIT Balanced Fund             47,558       858,024        1,248
----------------------------------------------------------------------------
MAS GVIT Multi Sector Bond Fund                --            --           --
----------------------------------------------------------------------------
GVIT Small Cap Value Fund               1,199,913   124,965,494      316,630
----------------------------------------------------------------------------
Gartmore GVIT Worldwide Leaders Fund      102,624            --           --
----------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund            60,773            --           --
----------------------------------------------------------------------------
GVIT Small Cap Growth Fund2                16,381     6,004,581        9,600
----------------------------------------------------------------------------
GVIT Small Company Fund3                  996,995   141,963,141      282,969
----------------------------------------------------------------------------
Nationwide Income Fund                         --            --           --
----------------------------------------------------------------------------
Gartmore GVIT Total Return Fund         1,982,239            --           --
----------------------------------------------------------------------------
Gartmore GVIT Growth Fund                 651,886            --           --
----------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund             --            --           --
----------------------------------------------------------------------------

____________
1 This information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
2    The  Small  Cap  Growth  Fund  commenced  operations  on  May  1,  1999.
3 The information provided for '$ Amount' under Transactions Related to Brokerage or Research Services for this Fund does not reflect the impact of $15,200 of commissions because the former subadviser to which this information pertains was unable to furnish the related transactions '$ Amount'.

     Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

     Certain of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated broker/dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker/dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in its judgment, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker/dealer on comparable transactions for its most favored unaffiliated customers, except for accounts for which the affiliated broker/dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker/dealer considered by a majority of the independent trustees not to be comparable to the Fund. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

     The following table lists the amount of brokerage commissions paid to affiliated brokers:


-------------------------------------------------------------------
                                                COMMISSIONS
FUND                       BROKER          2001     2000     1999
-------------------------------------------------------------------
GVIT Small          Neuberger & Berman    $35,755  $65,527  $42,706
   Company Fund
-------------------------------------------------------------------
GVIT Small Cap      Neuberger & Berman    $18,703  $ 6,355  $   ---
   Growth Fund
-------------------------------------------------------------------
Dreyfus GVIT Mid    Mellon Bank           $ 5,661  $   566  $   ---
   Cap Index Fund
-------------------------------------------------------------------
J.P. Morgan GVIT    Salomon Smith Barney  $ 6,114  $   ---  $ 3,220
     Balanced Fund
-------------------------------------------------------------------
GVIT Small          Lazard Freres         $   920  $   ---  $   290
   Company Fund
-------------------------------------------------------------------


During the year ended December 31, 2001, commissions paid by the GVIT Small Company Fund to Neuberger & Berman represented 1.68% of total commissions paid by the Fund or 1.50% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2001, commissions paid by the GVIT Small Cap Growth Fund to Neuberger & Berman represented 9.44% of total commissions paid by the Fund or 8.11% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2001, commissions paid by the Dreyfus GVIT Mid Cap Index Fund to Mellon Bank represented 8.61% of total commissions paid by the Fund or 4.25% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2001, commissions paid by the J.P. Morgan GVIT Balanced Fund to Salomon Smith Barney represented 7.41% of total commissions paid by the Fund or 5.27% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2001, commissions paid by the GVIT Small Company Fund to Lazard Freres represented 0.04% of total commissions paid by the Fund or 0.02% of the aggregate dollar amount of transactions involving the payment of commissions.

     As of December 31, 2001, none of the Funds held investments in their regular brokers or dealers.

PURCHASES,  REDEMPTIONS  AND  PRICING  OF  SHARES

     An insurance company purchases shares of the Funds at their net asset value ("NAV") using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts. These separate accounts are funded by shares of the Funds. For certain of the Funds, shares may also be sold to affiliated Funds of Funds.

     As described in the Gartmore Nationwide GVIT Principal Protected Fund's prospectus, except for reinvestment of dividends and distributions, no sales of Fund shares will be made during the Guarantee Period. Sales will only be available during the Offering Period and the Post-Guarantee Period.

     All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     The NAV per share of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4 P.M. Eastern Time) on each business day the New York Stock Exchange is open for regular trading (and on such other days as the Board determines). The Trust will not compute NAV for the Funds on customary national business holidays, including the following:
Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving Day.

     The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of a share of each Fund on which offering and redemption prices are based is the NAV of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The NAV of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class' shares outstanding.

     Securities for which market quotations are readily available are values at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 P.M. Eastern
Time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees of the Trust. Short-term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 day or less are considered to be "short-term" and are valued at amortized cost which approximated market value. The pricing service activities and results are reviewed by an officer of the Trust.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provided a value that does not represent fair value in the judgment of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees of the Trust.

     The pricing service activities and results are reviewed by an officer of the Trust. Securities and other assets, for which such market prices are unavailable or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's investment adviser or its designee, are valued at fair value under procedures approved by the Trust's Board of Trustees. For the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II, all securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act.

     A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies. Redemptions are processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption order, in proper form, is received by the Trust's transfer agent, GISI.

     The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

ADDITIONAL  INFORMATION

DESCRIPTION  OF  SHARES

     The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds and currently has authorized 39 separate funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

     The Trust presently offers the following series of shares of beneficial interest, without par value and with the various classes listed:



SERIES                                                                        SHARE CLASSES
Gartmore GVIT Total Return Fund                                   Class I, Class II, Class III, Class IV
Gartmore GVIT Growth Fund                                         Class I, Class IV
Gartmore GVIT Government Bond Fund                                Class I, Class II, Class III, Class IV
Gartmore GVIT Money Market Fund                                   Class I, Class IV
GVIT Small Company Fund                                           Class I, Class II, Class III, Class IV
J.P. Morgan GVIT Balanced Fund                                    Class I, Class IV
Comstock GVIT Value Fund                                          Class I, Class II, Class IV
Gartmore GVIT Worldwide Leaders Fund                              Class I, Class III
Federated GVIT High Income Bond Fund                              Class I, Class III
MAS GVIT Multi Sector Bond Fund                                   Class I, Class III
GVIT Small Cap Value Fund                                         Class I, Class II, Class III, Class IV
Dreyfus GVIT Mid Cap Index Fund                                   Class I, Class II, Class III
GVIT Small Cap Growth Fund                                        Class I, Class II, Class III
Strong GVIT Mid Cap Growth Fund                                   Class I, Class II, Class III, Class IV
Nationwide GVIT Strategic Value Fund                              Class I
Turner GVIT Growth Focus Fund                                     Class I, Class II, Class III
Gartmore GVIT Global Technology and Communications Fund           Class I, Class II, Class III
Gartmore GVIT Global Health Sciences Fund                         Class I, Class II, Class III
Gartmore GVIT Emerging Markets Fund                               Class I, Class II, Class III
Gartmore GVIT International Growth Fund                           Class I, Class II, Class III
Gartmore GVIT Global Leaders Fund                                 Class I
Gartmore GVIT European Leaders Fund                               Class I, Class II, Class III
Gartmore GVIT Global Small Companies Fund                         Class I
Gartmore GVIT OTC Fund                                            Class I
Gartmore GVIT Nationwide Leaders Fund                             Class I, Class II, Class III
Gartmore GVIT U.S. Growth Leaders Fund                            Class I, Class II, Class III
Gartmore GVIT Asia Pacific Leaders Fund                           Class I, Class II, Class III
Gartmore GVIT Global Financial Services Fund                      Class I, Class II, Class III
Gartmore GVIT Global Utilities Fund                               Class I, Class II, Class III
Gartmore GVIT Investor Destinations Aggressive Fund               No Class Designation
Gartmore GVIT Investor Destinations Moderately Aggressive Fund    No Class Designation
Gartmore GVIT Investor Destinations Moderate Fund                 No Class Designation
Gartmore GVIT Investor Destinations Moderately Conservative Fund  No Class Designation
Gartmore GVIT Investor Destinations Conservative Fund             No Class Designation
Gartmore GVIT Money Market Fund II                                No Class Designation
GVIT Equity 500 Index Fund                                        Class I, Class II, Class IV
Dreyfus GVIT International Value Fund                             Class I, Class II, Class III, Class IV
Gartmore GVIT Developing Markets Fund                             Class I, Class II
Gartmore GVIT Nationwide Principal Protected Fund                 Class II



     You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING  RIGHTS

     Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Generally, amendment may not be made to the Amended Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, further amend the Amended Declaration of Trust without the vote or consent of shareholders to:

     (1)  designate  series  of  the  Trust;  or

     (2)  change  the  name  of  the  Trust;  or

     (3) apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Amended Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

     Shares have no pre-emptive or conversion rights. Shares, when issued, are fully paid and nonassessable. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all Funds vote together, and not by Fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act, a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.

SHAREHOLDER  INQUIRIES

     All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

TAX  STATUS

          Election to be taxed as a regulated investment company. Each Fund (including each Underlying Fund of GVIT Investors Destinations Funds) has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund (including each Underlying Fund of GVIT Investors Destinations Funds) has qualified as a regulated investment company for its most recent fiscal year and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

          Diversification requirements. Each Fund (including each Underlying Fund of GVIT Investors Destinations Funds) intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

OTHER  TAX  CONSEQUENCES

          Effect of foreign investments on distributions. Certain Funds (including the Underlying Funds of GVIT Investors Destinations Funds) may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.

          Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by the Funds. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss.

           Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

THE FOLLOWING PARAGRAPH ONLY APPLIES TO THE GARTMORE GVIT MONEY MARKET FUND AND THE GARTMORE GVIT MONEY MARKET FUND II:

          Maintaining a $1 share price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Gartmore GVIT Money Market Fund or the Gartmore GVIT Money Market Fund II to adjust distributions to maintain its respective $1 share price. These procedures may result in under- or over-distributions by the Fund of its respective net investment income.

TAX  CONSEQUENCES  TO  SHAREHOLDERS

          Since shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

FINANCIAL  STATEMENTS

     The Report of Independent Accountants and Financial Statements of the Trust for the period ended December 31, 2001 for the Funds are incorporated herein by reference to the Trust's Annual Report. The unaudited financial statements for the Trust for the period ended June 30, 2002 are incorporated by reference to the Semi-Annual Report to Shareholders. Copies of the Annual Report and Semi-Annual Report are available without charge upon request by writing the Trust or by calling toll free 1-800-848-6331.

                                   APPENDIX A
--------------------------------------------------------------------------------

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The  ratings  are  based,  in  varying degrees, on the following considerations:

1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2..  Nature  of  and  provisions  of  the  obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE

AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB- Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated 'BB' is less i vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated 'B' has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC   -  Debt  rated 'CC' typically is currently highly vulnerable to nonpayment.

C - Debt rated 'C' signifies that a bankruptcy petition has been filed, but debt service payments are continued.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

MIG-1- Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2- Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3- Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and represent the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met.
     Securities  rated  in  this category  are  not  investment  grade.

B Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,  CC     Bonds  are  considered  a  high  default  risk.  Default  is a real
and  C       possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' rating signal imminent default.

DDD,  DD     Bonds  are  in  default.  Such  bonds  are  not  meeting  current
and  D       obligations  and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved and 'D' represents the lowest potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

     The  following  criteria  will  be  used  in  making  the  assessment:

1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note  rating  symbols  and  definitions  are  as  follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative  capacity  to  pay  principal  and  interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers  rated  Not Prime do not fall within any of the prime rating categories.

                              MOODY'S NOTE RATINGS

MIG  1/VMIG  1  This  designation  denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG  2/VMIG  2  This designation denotes high quality. Margins of protection are ample  although  not  so  large  as  in  the  preceding  group.

MIG  3/VMIG 3  This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG  4/VMIG  4  This  designation  denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.
--------------------------------------------------------------------------------
                                     PART C

                                OTHER INFORMATION

ITEM  23.  EXHIBITS

(a) Amended Declaration of Trust dated September 19, 2002, of the Registrant previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

(b) Amended Bylaws dated August 25, 1983, as amended January 25, 2002, of the Registrant previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

(c)  Article  VI  of  the  Amended  Declaration  of Trust and Article III of the
     Amended Bylaws incorporated by reference to Exhibit (a) and (b), respectively, hereto, define the rights of holders of shares.


(d) (1) Investment Advisory Agreement dated November 1, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a)  Amendment  dated  September  1,  1999  to  Investment  Advisory
               Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A effective May 1, 2001 to the Investment Advisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amended Exhibit A dated December 1, 2001 to the Investment Advisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

          (d) Form of Amended Exhibit A dated _____ to the Investment Advisory Agreement between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Investment Advisory Agreement dated August 30, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance
          Trust) and Villanova Global Asset Management Trust ("VGAMT") (now known as Gartmore Global Asset Management Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amended Exhibit A dated December 27, 2000 to the Investment Advisory Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and VGAMT previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A dated December 18, 2001 to the Investment Advisory Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and VGAMT previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (3)  Subadvisory  Agreements  for  the  GVIT  Small  Company  Fund.

          (a) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Financial Services, Inc. and The Dreyfus previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and The Dreyfus Corporation previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Financial Services, Inc. and Neuberger & Berman, L.P. (now known as Neuberger Berman LLC) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Neuberger & Berman, L.P. (now known as Neuberger Berman LLC previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Subadvisory Agreement dated October 20, 1995 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Subadvisory Agreement dated October 1, 2000, as amended January 5, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Waddell & Reed Investment Management Company previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (e) Subadvisory Agreement dated August 15, 2001 with Gartmore Global Partners previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (4)  Subadvisory  Agreements  for  GVIT  Small  Cap  Growth  Fund.

          (a) Subadvisory Agreements dated May 1, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Neuberger Berman, LLC for the Nationwide Small Cap Growth Fund (now known as GVIT Small Cap Growth Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Neuberger Berman, LLC previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Subadvisory Agreement dated October 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Waddell & Reed Investment Management Company for the Nationwide Small Cap Growth Fund (now known as GVIT Small Cap Growth Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.


     (5)  Subadvisory  Agreements  for  the  other  subadvised  funds.

          (a) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Strong Capital Management, Inc. for the Strong NSAT Mid Cap Growth Fund (now known as the Strong GVIT Mid Cap Growth Fund previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1)  Amendment  dated  September  1,  1999  to  the  Subadvisory
                    Agreement Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now known as Gartmore Variable Mutual Fund Capital Trust) and Strong Capital Management, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration
                    Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.]

          (b) Subadvisory Agreement dated August 9, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Strong Capital Management, Inc. for the Nationwide Strategic Value Fund (now known as Nationwide GVIT Strategic Value Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Federated Investment Counseling for the Federated GVIT Equity Income Fund (now known as Comstock GVIT Value Fund) and Federated NSAT High Income Bond Fund (now known as Federated GVIT High Income Bond
               Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and Federated Investment Counseling previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Subadvisory Agreement dated October 31, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and The Dreyfus Corporation for the Nationwide Small Cap Value Fund (now known as GVIT Small Cap Value Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc., Villanova Mutual Fund Capital Trust (now know as Gartmore Mutual Fund Capital Trust) and The Dreyfus Corporation previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (e) Subadvisory Agreement dated September 24, 1999 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and The Dreyfus Corporation for the Dreyfus NSAT Mid Cap Index Fund (now known as Dreyfus GVIT Mid Cap Index Fund) previously filed with Post-Effective
               Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

           (f) Subadvisory Agreement dated May 5, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Turner Investment Partners, Inc. for the Turner NSAT Growth Focus Fund (Now known as Turner GVIT Growth Focus Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (g) Subadvisory Agreement dated May 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and J.P. Morgan Investment Management Inc. for the J.P. Morgan NSAT Balanced Fund (Now known as J.P. Morgan GVIT Balanced Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (h) Subadvisory Agreement dated May 1, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) and Miller Anderson & Sherrerd, LLP (now known as Morgan Stanley Investments, LP) for the MAS NSAT Multi Sector Bond Fund (now known as MAS GVIT Multi Sector Bond Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (i) Subadvisory Agreement dated August 30, 2000 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners ("GGP") for the Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT Global Leaders Fund, Gartmore NSAT European Leaders Fund and Gartmore NSAT Global Small Companies Fund (now known as Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Leaders Fund, Gartmore GVIT European Leaders Fund and Gartmore GVIT Global Small Companies Fund), previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amended Exhibit A dated December 3, 2001 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and GGP adding Gartmore NSAT OTC Fund, Gartmore NSAT Global Utilities Fund, Gartmore NSAT Global Financial Services Fund and Gartmore NSAT Asia Pacific Leaders Fund (now known as Gartmore GVIT OTC Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund and Gartmore GVIT Asia Pacific Leaders Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (j) Subadvisory Agreement dated August 15, 2001 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and GGP for the Nationwide Small Company Fund (now known as GVIT Small Company
               Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amendment Exhibit A dated January 2, 2002 to the Subadvisory Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners for the
                    Nationwide Global 50 Fund (now known as Gartmore GVIT Worldwide Leaders Fund) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (k) Subadvisory Agreement dated May 1, 2002 among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and Van Kampen Asset Management, Inc. for the Comstock GVIT Value Fund previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (l) Form of Subadvisory Agreement dated _______ among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and The Dreyfus Corporation for the Dreyfus GVIT International Value Fund previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (m) Form of Subadvisory Agreement dated _______ among Gartmore Variable Insurance Trust, Gartmore Mutual Fund Capital Trust and SSgA Funds Management, Inc. for the GVIT Equity 500 Index previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

(e) Underwriting Agreement dated May 1, 2001 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and
     Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (1) Amended Schedule A dated December 1, 2001 to the Underwriting Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. / Gartmore Distribution Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Underwriting Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (3) Form of Amended Schedule A dated ________ to the Underwriting Agreement between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

(f)  Not  applicable.

(g) Custody Agreement dated April 17, 1991 between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (1) Addendum dated October 20, 1995 to Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable
          Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Exhibit A to Custody Agreement dated December 27, 2000 between Nationwide Separate Trust Account (now known as Gartmore Variable
          Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (3) Amendment dated June 29, 2001 to Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (4) Exhibit A to Custody Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Fifth Third Bank previously filed with Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A on November 5, 2002 and herein incorporated by reference.

(h) (1) Fund Administration Agreement dated November 1, 1997 between Nationwide Separate Account Trust (renamed Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. for the Funds previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a)  Amendment  dated  September  1,  1999  to  Fund  Administration
               Agreement among Nationwide Separate Account Trust (renamed Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova SA Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A dated May 31, 2000 to the Fund Administration Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amended Exhibit A dated December 1, 2001 to the Fund Administration Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Form of Amended Exhibit A dated _________ to the Fund Administration Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Transfer and Dividend Disbursing Agent Agreement dated November 1, 1981 between Nationwide Separate Account Money Market Trust (renamed Nationwide Separate Account Trust and now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amendment dated September 3, 1982 to Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and
               Heritage  Financial  Services,  Inc.  (now  known  as  Nationwide
               Investor Services, Inc.) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amendment dated May 1, 1999 to Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Amended Exhibit A dated May 1, 2000 to the Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Amended Exhibit A dated December 1, 2001 to the Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (e) Form of Amended Exhibit A dated _________ to the Transfer and Dividend Disbursing Agent Agreement between Gartmore Variable Insurance Trust and Gartmore Investor Services previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (3) Administrative Services Plan dated November 1, 1999 & Form of Servicing Agreement previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amendment dated May 31, 2000 to Administrative Services Plan previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (b) Amended Exhibit A dated October 2, 2001 to the Administrative Services Plan previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

          (c) Form of Amended Exhibit A dated _________ to the Administrative Services Plan previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (4) Expense Limitation Agreement effective May 31, 2000 between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund Capital Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement amended December 12, 2001, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) t and Villanova Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A to Expense Limitation Agreement amended July 1, 2002, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (c) Expense Limitation Agreement dated ________ between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (d) Expense Limitation Agreement dated October 15, 2002 between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

               (1) Amended Exhibit A to Expense Limitation Agreement dated ________ between Gartmore Variable Insurance Trust and Gartmore Mutual Fund Capital Trust previously filed with Post-Effective Amendment No. 55 to the Registration
                    Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (5) Expense Limitation Agreement effective December 27, 2000 between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Villanova Global Asset Management Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (a) Amended Exhibit A to Expense Limitation Agreement dated September 1, 2000, as amended December 1, 2001, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

          (b) Amended Exhibit A to Expense Limitation Agreement dated September 1, 2000, as amended July 1, 2002, between the Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Villanova Global Asset Management Trust) previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (6) Form of Capital Protection Agreement for the Gartmore GVIT Principal Protected Fund is filed herewith as Exhibit (h)(6).


(i)  Not Applicable.

(j) Consent of PricewaterhouseCoopers LLP ("PwC"), independent accountants for American International Group, Inc. ("AIG"), (in connection with PwC's report dated April 1, 2002, relating to the financial statements of AIG which: (i) appear in AIG's Annual Report on Form 10-K for the year ended December 31, 2001 and (ii) are incorporated by reference into the Statement of Additional Information for the Trust), dated February 14, 2003 is filed herewith.

(k)  Not  applicable.

(l)  Not  applicable.

(m) Distribution Plan under Rule 12b-1 effective December 1, 2001 previously filed with Post-Effective Amendment No. 51to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

     (1) Distribution Plan under Rule 12b-1 effective May 1, 2002 previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Form of Distribution Plan under Rule 12b-1 effective ___________ previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

(n) Rule 18f-3 Plan effective December 1, 2001 previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

     (1) Rule 18f-3 Plan effective May 1, 2002 previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Form of Rule 18f-3 Plan effective ______ previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

(p) (1) Code of Ethics dated March 23, 2000 for Nationwide Family of Funds previously filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on March 24, 2000, and herein incorporated by reference.

     (2) Code of Ethics dated November 29, 2001 for Gartmore Mutual Fund Capital Trust, Gartmore SA Capital Trust, NorthPointe Capital LLC, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc. and Gartmore Trust Company previously filed with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

     (3) Code of Ethics dated March 23, 2000 for Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A on March 24, 2000, and herein incorporated by reference.

     (4) Federated Investment Counseling Code of Ethics for Access Persons dated January 1, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (5) (a) Gartmore Global Partners Personal Dealing (Personal Securities Transactions) dated March 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

          (b) Gartmore Global Partners Personal Securities Trading Guidelines - London and Tokyo dated March 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (6) J.P. Morgan Investment Management, Inc. Code of Ethics previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (7) MAS Funds and Miller Anderson & Sherrerd, LLP ("MAS") (now known as Morgan Stanley Investments, LP) and MAS Fund Distribution, Inc. Code of Ethics previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (8) Neuberger Berman Management, Inc. and Neuberger Berman, LLC ("NB") Code of Ethics Amended and Restated August 1, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (9) Turner Investment Partners, Inc. Personal Trading Policy/Code of Ethics dated February 17, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (10) The Strong Family of Mutual Funds, Strong Capital Management Inc., Strong Investments, Inc., and Flint Prairie, L.L.C. Code of Ethics for Access Persons dated April 5, 2001, previously filed with Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A on June 7, 2001, and herein incorporated by reference.

     (11) Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Austin, Calvert & Flavin, Inc., Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, W&R Funds, Inc., and Target/United Funds, Inc. Code of Ethics as revised May 17, 2000 previously filed with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

     (12) Morgan Stanley Dean Witter & Co., indirect parent of Van Kampen Asset Management, Inc., Code of Ethics, dated January 29, 2001 as previously filed with Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A on April 30, 2002, and herein incorporated by reference.


(q) (1) Power of Attorney for Joseph J. Gasper, Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr, IV, Douglas Kridler, Arden L. Shisler, and David C. Wetmore dated September 19, 2002 previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002 and herein incorporated by reference.

     (2) Power of Attorney for Gerald J. Holland dated March 1, 2001 Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on March 5, 2001, and herein incorporated by reference.

ITEM  24.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT

No  person  is  presently controlled by or under common control with Registrant.

ITEM  25.  INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Declaration of Trust. See Item 23(a) above.

ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

     (a) Gartmore Mutual Fund Capital Trust, ("GMF"), an investment adviser of the Trust, also serves as investment adviser to Gartmore Mutual Funds. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder and the officers of GMF are as follows:

JOSEPH  J.  GASPER,  Director  and  President  and  Chief  Operating  Officer
--------------------------------------------------
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director  and  Chairman  of  the  Board
----------------------------------
Nationwide  Investment  Services  Corp

Director  and  Vice  Chairman
--------------------------
Gartmore  Global  Investments,  Inc.
Nationwide  Global  Holdings,  Inc.

Director
--------
Leben  Direkt  Insurance  Company

DONNA  A.  JAMES,  Director  and  Executive  Vice  President
-----------------------------
Gartmore  Global  Investments,  Inc.

Executive  Vice  President
Chief  Administrative  Officer
----------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services  Inc.

W.  G.  JURGENSEN,  Chief  Executive  Officer  and  Director
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.
Cal  Farm  Insurance  Company
Farmland  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company

Chairman  and  Chief  Executive  Officer  -  Nationwide
--------------------------------------
Nationwide  General  Insurance  Company
Nationwide  Indemnity  Company
Nationwide  Investment  Services  Corporation

Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Chairman
---------------------
Nationwide  Securities,  Inc.

GALEN  BARNES,  Director
--------------------------------------
Scottsdale  Insurance  Company
Gartmore  Global  Investments,  Inc.

Director  and  Chairman  of  the  Board
-----------------------------------------------
ALLIED  Property  and  Casualty  Insurance  Company

President  and  CEO
----------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company

Executive  Vice  President
--------------------------------------
Nationwide  Financial  Services,  Inc.
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company

MICHAEL  S.  HELFER,  Director,  Executive  Vice  President - Corporate Strategy
-----------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Financial  Services,  Inc.

MICHAEL  C.  KELLER,  Director,  Executive  Vice  President  - Chief Information
Officer
-----------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Financial  Services,  Inc.

PAUL  J.  HONDROS,  Director,  President  and  Chief  Executive  Officer
-----------------------------------------
Gartmore  Investors  Services,  Inc.
NorthPointe  Capital,  LLC
Gartmore  Global  Investments,  Inc.
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Distribution  Services,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Chairman  and  Chief  Executive  Officer
--------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

ROBERT  A.  OAKLEY,  Executive  Vice  President  -  Chief  Financial  Officer
----------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  General  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
CalFarm  Insurance  Company
Farmland  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.
Nationwide  Investment  Services  Corporation
Scottsdale  Insurance  Company

Executive  Vice  President,  Chief  Financial  Officer  and  Director
------------------------------
Nationwide  Global  Holdings,  Inc.
Nationwide  Securities,  Inc.

Executive  Vice  President  and  Director
------------------------------
Gartmore  Global  Investments,  Inc.

Director
--------
NGH  Luxembourg,  S.A.

YOUNG  D.  CHIN,  Executive  Vice  President  -  Chief  Investment  Officer U.S.
----------------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital,  LLC
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

KEVIN  S.  CROSSETT,  Vice  President  -  Associate  General  Counsel
----------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company


CHRISTOPHER  P.  DONIGAN,  Vice  President  -  Human  Resources
------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

GLENN  W.  SODEN,  Associate  Vice  President  and  Secretary
--------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

CAROL  L.  DOVE,  Assistant  Treasurer
-------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

MICHAEL  D.  MAIER,  Assistant  Treasurer
-------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

JOHN  F.  DELALOYE,  Assistant  Secretary
-------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

GERALD  J.  HOLLAND,  Senior  Vice  President  and  Chief Administrative Officer
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Treasurer
---------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust


PETER  CHAMBERS,  Executive  Vice  President and Global Chief Investment Officer
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital  LLC
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

THOMAS  M.  SIPP,  Vice  President
------------------------------------
Gartmore  Global  Investments,  Inc.

Vice  President  and  Treasurer
------------------------------------
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Distribution  Services,  Inc.

DONALD  J.  PEPIN,  Senior  Vice  President  -  Sales
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

MARY  LOU  VITALE,  Senior  Vice  President  Product  Development
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

MICHAEL  A.  KRULIKOWSKI,  Vice  President  and  Chief  Compliance  Officer
--------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
NorthPointe  Capital  LLC

DANIEL  J.  MURPHY,  Assistant  Treasurer
--------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

ERIC  MILLER,  Senior  Vice  President  -  Chief  General  Counsel
----------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Secretary
---------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215 or 1200 River Road, Conshohocken, Pennsylvania 19428, except for the following companies:

NorthPointe  Capital,  LLC
Columbia  Center  One
10th  Floor,  Suite  1000
201  West  Big  Beaver  Road
Troy,  Michigan  48084

Gartmore  Morley  Financial  Services,  Inc.
5665  S.  W.  Meadows  Rd.  ,  Suite  400
Lake  Oswego,  Oregon  97035

     (b) Gartmore Global Asset Management Trust ("GGAMT"), an investment adviser of the Trust, also serves as an investment adviser to Gartmore Variable Insurance Trust. The Directors of Nationwide Corporation ("NC"), GGAMT's managing unit holder and the officers of GGAMT are as follows (see(a) above for additional information on their other employment):

          DIRECTORS OF NC
Lewis J. Alphin . .  Fred C. Finney
Galen R. Barnes . .  W. G. Jurgensen
A. I. Bell. . . . .  David O. Miller
Timothy J. Corcoran  Lydia M. Marshall
Yvonne M. Curl. . .  Ralph M. Paige
Kenneth D. Davis. .  James F. Patterson
Keith W. Eckel. . .  Arden L. Shisler
Willard J. Engel. .  Robert L. Stewart


                     OFFICERS OF GGAMT
President and Chief Executive Officer . . .  Paul J. Hondros
Vice President and Treasurer. . . . . . . .  Thomas M. Sipp
Executive Vice President. . . . . . . . . .  Peter Chambers
Associate Vice President and Secretary. . .  Thomas E. Barnes
Senior Vice President, Chief Counsel. . . .  Eric Miller
Assistant Secretary . . . . . . . . . . . .  John F. Delaloye
Assistant Treasurer . . . . . . . . . . . .  Carol L. Dove
Assistant Treasurer . . . . . . . . . . . .  Michael D. Maier
Executive Vice President. . . . . . . . . .  Young D. Chin
Senior Vice President . . . . . . . . . . .  Gerald J. Holland
Senior Vice President . . . . . . . . . . .  Mary Lou Vitale
Vice President. . . . . . . . . . . . . . .  Christopher P. Donigan
Vice President and Chief Compliance Officer  Michael A. Krulikowski
Assistant Secretary . . . . . . . . . . . .  Daniel J. Murphy
Vice President. . . . . . . . . . . . . . .  Richard F. Fonash

     (c)  Information  for  the  Subadvisers

          (1)  The  Dreyfus  Corporation

               The Dreyfus Corporation ("Dreyfus") acts as subadviser to the GVIT Small Company Fund, the GVIT Small Cap Value Fund and the Dreyfus GVIT Mid Cap Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

          (2)  Neuberger  Berman,  LLC

               Neuberger Berman, LLC ('Neuberger Berman") acts as subadviser to the GVIT Small Company Fund and the GVIT Small Cap Growth Fund of the Registrant and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Neuberger Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

          (3)  Strong  Capital  Management,  Inc.

               Strong Capital Management, Inc. ("Strong"), acts as subadviser to the GVIT Small Company Fund and the Strong GVIT Mid Cap Growth Fund and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Strong, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Strong (SEC File No. 801-10724).

          (4)  NCM  Capital  Management  Group,  Inc.

               NCM Capital Management Group, Inc. ("NCM") is a registered investment adviser which provides investment advisory services to individuals and institutional clients, including acting as subadviser to the Income Fund. NCM also serves as subadviser to other investment companies registered under the Investment Company of 1940; these investment companies are unaffiliated with NCM except as a result of these subadvisory relationships. The list required by Item 26 of Officers and directors of NCM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by NCM (SEC File No. 801-28196).

          (5) Smith Graham & Co. Asset Managers, L.P. Smith Graham & Co. Asset Managers, L.P. ("Smith Graham") acts as subadviser to the Income Fund and is a registered investment adviser which offers investment advisory services to corporations, pension and profit sharing plans, as well as foundations, Taft Hartley plans, banks, thrift institutions, trust, estates and/or charitable organizations and individuals. Smith Graham also serves as subadviser to the American Odyssey Short-Term Bond Fund, an investment company registered under the Investment Company of 1940; this investment company is unaffiliated with Smith Graham except as a result of this subadvisory relationship. The list required by Item 26 of Officers and directors of Smith Graham together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Smith Graham (SEC File No. 801-36485).

          (6) Federated Investment Counseling, the Subadviser to Federated GVIT High Income Bond Fund, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary to Federated Investors. The Subadvisor serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the Subadviser and other subsidiaries of Federated Investors is approximately $110 billion. The list required by Item 26 of Officers and directors of Federated Investment Counseling, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).

          (7) J.P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan & Co. Incorporated, is subadviser to the Gartmore GVIT Worldwide Leaders Fund. Beginning May 1, 2000, JPMIM will also be subadviser to the J. P. Morgan GVIT Balanced Fund. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

               To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J.P. Morgan & Co. Incorporated.

          (8) Morgan Stanley Investments LP is subadviser to the MAS GVIT Multi Sector Bond Fund. The list required by this Item 26 of the officers and directors of Morgan Stanley Investments LP ("MSI"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by MSI pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-10437).

          (9) Turner Investment Partners, Inc. ("Turner") is subadviser to the Turner GVIT Growth Focus Fund. The list required by this Item 26 of the officers and directors of Turner, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A & D of Form ADV filed by Turner pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-36220).

          (10) Gartmore Global Partners ("Gartmore") acts as subadviser to the Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Leaders Fund, Gartmore GVIT
               Global Small Companies, Gartmore GVIT European Leaders Fund, Gartmore GVIT OTC Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT Global Financial Services Fund and Gartmore GVIT Global Utilities Fund and as investment adviser to certain other clients. The list required by this Item 26 of the officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules B and D of Form ADV filed by Gartmore pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48811).

          (11) Waddell & Reed Investment Management Company ("WRIMCO") acts as a subadviser to the GVIT Small Cap Growth Fund and beginning January 5, 2001, will be subadviser to the GVIT Small Company Fund. The list required by this Item 26 of the officers and directors of WRIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by WRIMCO (Sec File No. 811-40372).

          (12) Van Kampen Asset Management, Inc. ("VKAM") acts as a subadviser to the Comstock GVIT Value Fund. The list required by this Item 26 of the officers and directors of VKAM, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by VKAM (Sec File No. 801-1669).

ITEM  27.  PRINCIPAL  UNDERWRITERS

     (a)  Gartmore  Mutual  Funds

     (b)  Gartmore  Distribution  Services,  Inc.



NAME:                              ADDRESS:                          TITLE:              TITLE WITH REGISTRANT

Paul J. Hondros. . . .  1200 River Road                  President and                   Chairman
                        Conshohocken PA 19428            Chief Executive Officer

C. Peter Chambers. . .  1200 River Road                  Executive Vice President-       n/a
Conshohocken PA 19428.  Global Chief Investment Officer

Young D. Chin. . . . .  1200 River Road                  Executive Vice President-       n/a
Conshohocken PA 19428.  Chief Investment Officer U.S.

Gerald J. Holland. . .  1200 River Road                  Senior Vice President           Treasurer
                        Conshohocken PA 19428            Chief Administrative Officer

Donald J. Pepin, Jr. .  1200 River Road                  Senior Vice President-Sales     n/a
                        Conshohocken PA 19428

Mary Lou Vitale. . . .  1200 River Road                  Senior Vice President-          Assistant Treasurer
                        Conshohocken PA 19428            Product Development

Eric Miller. . . . . .  1200 River Road                  Senior Vice President-          Secretary
                        Conshohocken PA 19428            Chief Counsel

Christopher P. Donigan  1200 River Road                  Vice President-Human Resources  n/a
                        Conshohocken PA 19428

Thomas M. Sipp . . . .  1200 River Road                  Vice President and Treasurer    n/a
                        Conshohocken PA 19428

Glenn W. Soden . . . .  1200 River Road                  Associate Vice President        n/a
                        Conshohocken PA 19428            and Secretary

John F. Delaloye . . .  1200 River Road                  Assistant Secretary             n/a
                        Conshohocken PA 19428

Carol L. Dove. . . . .  One Nationwide Plaza             Assistant Treasurer             n/a
                        Columbus, OH 43215

Michael D. Maier . . .  One Nationwide Plaza             Assistant Treasurer             n/a
                        Columbus, OH 43215

Daniel J. Murphy . . .  One Nationwide Plaza             Assistant Treasurer             n/a
                        Columbus, OH 43215

Michael A. Krulikowski  1200 River Road                  Vice President and              Assistant Secretary
                        Conshohocken PA 19428            Chief Compliance Officer

Steven P. Sorenson . .  1200 River Road                  Senior Vice President           n/a
                        Conshohocken PA 19428

Richard F. Fonash. . .  1200 River Road                  Vice President                  n/a
                        Conshohocken PA 19428

Anthony R. Costa . . .  1200 River Road                  Vice President                  n/a
                        Conshohocken PA 19428

Thomas E. Barnes . . .  One Nationwide Plaza             Vice President and              n/a
                        Columbus, OH 43215               Assistant Secretary

     (c)  Not  applicable.

ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

BISYS
3435  Stelzer  Road
Columbus,  OH  43219

ITEM  29.  MANAGEMENT  SERVICES

Not  applicable.

ITEM  30.  UNDERTAKINGS

Not  applicable.
--------------------------------------------------------------------------------

                                  EXHIBIT LIST

EXHIBIT      ITEM

23(h)(6) Form of Capital Protection Agreement for the Gartmore Principle Protected Fund

23(j)        Consent  of  PricewaterhouseCoopers  LLP
--------------------------------------------------------------------------------

Exhibit 23(h)(6)

                                WORKING DOCUMENT

                 FOR THE PURPOSE OF PRELIMINARY DISCUSSION ONLY



DATE:    [   ],  2003

TO:      [NAME OF FUND] (the "FUND")

FROM:    AIG FINANCIAL PRODUCTS CORP. ("AIGFP")

SUBJECT: CAPITAL PROTECTION TRANSACTION

--------------------------------------------------------------------------------

The purpose of this letter agreement (this CONFIRMATION) is to confirm the terms and conditions of the Transaction entered into between us on the Trade Date specified below. This Confirmation constitutes a CONFIRMATION as referred to in the Agreement specified below.

This Confirmation evidences a binding agreement between us as to the terms of the Transaction to which this Confirmation relates. This Confirmation supplements, forms a part of, and is subject to, the ISDA Master Agreement (including the Schedule thereto) dated as of [_____] 2003, as amended and supplemented from time to time (the AGREEMENT), between you and us. All provisions contained in the Agreement govern this Confirmation except as expressly modified below.

The definitions and provisions contained in the 1996 ISDA Equity Derivatives Definitions (the EQUITY DEFINITIONS) and in the 2000 ISDA Definitions, as published by the International Swaps and Derivatives Association, Inc. (the 2000 ISDA DEFINITIONS, together with the Equity Definitions, the ISDA DEFINITIONS) are incorporated into this Confirmation.

In the event of any inconsistency between this Confirmation and the Definitions, this Confirmation shall prevail for the purpose of this Transaction. In the event of any inconsistency between the Equity Definitions and the 2000 ISDA Definitions, the Equity Definitions shall prevail for the purpose of this Transaction. References in those Definitions to the term SWAP TRANSACTION shall be deemed references to the term TRANSACTION for the purposes of this Confirmation.

Capitalized terms herein and not defined shall have the meaning ascribed thereto in the Definitions set forth in Annex A and Annex B of this Confirmation. In
                                -------     -------
the event of any inconsistency between the definition of a term in this Confirmation and in the ISDA Definitions or the Agreement, the definition in this Confirmation shall prevail for the purpose of this Transaction.

The terms of the Transaction to which this Confirmation relates are as follows:

1.   GENERAL TERMS:
Trade Date               :    [_____] 2003.(1)
Effective Date           :    [_____] 2003.
Termination Date         :    [ , 2010], subject to adjustment in accordance
                              with the Following Business Day Convention.

Fund                     :    [NAME OF FUND], also referred to herein as the
                              "Fund". The assets of the Fund shall comprise at all times investments in the Equity Allocation, the Bond Allocation and the Zeros Allocation.

Fund Manager             :    [NAME OF FUND MANAGER], which has entered into an
                              [Investment Management Agreement] with the Fund,
                              dated as of _________, 2003 (the "INVESTMENT
                              MANAGEMENT AGREEMENT"). The term "Fund Manager" as
                              used herein shall also include any successor Fund
                              Manager approved by AIGFP and agreeing to be bound
                              hereby in accordance with the terms of paragraph
                              (g) of definition of Non-NAV Trigger Event set
                              forth in Annex B.
                                       -------

Custodian                :    [NAME OF CUSTODIAN] ], which has entered into a
                              [Custody Agreement] with the [Fund], dated as of _________, 2003 (the "CUSTODY AGREEMENT"). The term "Custodian" as used herein shall also include any successor Custodian approved by AIGFP in accordance with the terms of the Custody
                              Agreement.

Equity Allocation:       :    U.S. public equity securities (including unsettled
                              balances)[, other securities] and cash instruments permitted under the Equity Allocation Management
                              Guidelines [attached as Exhibit __ to the
                              Statement of Additional Information of the Fund dated _______, 2003 (taking into account any subsequent amendment thereto only if and to the extent AIGFP in its sole discretion consents in advance thereto in writing)] and held in a segregated custodial account (the "EQUITY
                              ACCOUNT"). The Fund shall withdraw or contribute funds from the Equity Account only as provided herein.

Bond Allocation          :    U.S. Government and U.S. Agency debt securities
                              (including unsettled balances)[, other securities] and cash instruments permitted under the Bond
                              Allocation Management Guidelines [attached as


---------------
(1) [The Trade Date and the Effective Date will be at the end of the Offering Period.]

                              Exhibit __ to the Statement of Additional
                              Information of the Fund dated _______, 2003
                              (taking into account any subsequent amendment thereto only if and to the extent AIGFP in its sole discretion consents in advance thereto in writing)] and held in a segregated custodial account (the "BOND ACCOUNT"). The Fund shall withdraw or contribute funds from the Bond Account only as provided herein.

Zeros Allocation         :    Treasury Zeros (including unsettled balances) and,
                              solely after the Required Treasury Zeros
                              Settlement Date, if any, cash instruments, held in a segregated custodial account (the "ZEROS
                              ACCOUNT"). The Fund shall withdraw or contribute funds from the Zeros Account only as provided herein.

                              "Treasury Zeros" means zero coupon securities which are (i) denominated in U.S. dollars, (ii) issued or guaranteed by the government of the United States of America, and (iii) mature not later than the Expiration Date, and not earlier than one year prior to the Expiration Date.

Initial Allocation       :    The assets of the Fund invested in the Equity
                              Allocation on the Effective Date shall not exceed
                              [50%] of the total assets of the Fund on the Effective Date.

                              From and including the Effective Date to and including the Termination Date, all of the Fund's assets shall be allocated to the Equity Account, the Bond Account or the Zeros Account.

Shares Outstanding       :    The Fund shall not, at any time following the
                              Effective Date and on or prior to the Termination
                              Date, issue additional shares (including through an exchange of shares or in connection with any merger, reorganization, acquisition or other similar transaction), except in connection with
                              (i) the reinvestment of dividends and
                              distributions by the Fund to its shareholders in respect of the shares or (ii) the transfer of shares that does not result in an increase in the shares that are issued and outstanding.

                              The Class A Shares, Class B Shares and Class C Shares of the Fund are referred to herein collectively as the "SHARES".

NAVU(A);(0)              :    USD [10.00], being the net asset value of a Class
                              A Share on the Effective Date.

NAVU(B);(0)              :    USD [10.00], being the net asset value of a Class
                              B Share on the Effective Date.

NAVU(C);(0)              :    USD [10.00], being the net asset value of a Class
                              C Share on the Effective Date.

Initial Investment       :    USD [_________], being the net asset value of the
                              Fund on the Effective Date.

Management Fee and       :    The Fund shall be authorized to pay fees for
Administration Expenses       management and administration at the direction of
                              the board of trustees of the Fund (the "FUND
                              BOARD").

                              Pursuant to the terms of the Expense Limitation Agreement, dated _______, between the Fund and _____________,(2) (the "EXPENSE LIMITATION AGREEMENT"), (i) fees payable to the Fund Manager (the "MANAGEMENT FEE") shall not exceed (A) for so long as there has not been a Settlement Date (as defined below), [0.60%] per annum times the daily net asset value of the Fund, payable in arrears each monthly anniversary of the Effective Date, or
                              (B) from and after the Settlement Date, [0.30%] per annum times the daily net asset value of the Fund, payable in arrears each monthly anniversary of the Effective Date, and (ii) the administrative expenses of the Fund (the "ADMINISTRATION EXPENSES") shall not exceed [0.12%] per annum times the daily net asset value of the Fund, payable in arrears each monthly anniversary of the Effective Date. The Expense Limitation Agreement shall not be amended if, as a result, expenses may be incurred by the Fund that would not have been incurred by the Fund in the absence of such amendment.

Fixed Amounts:

   Fixed Amount Payer:        The Fund.

   Fixed Amount
   Calculation Amount:        For each Fixed Amount Calculation Period, the
                              average of NAVFt for each Exchange Business Day during such Calculation Period.


---------------
(2) Among other matters, the Expense Limitation Agreement will limit the expenses allocated in respect of each class of shares, including 12b-1 fees, to the percentages set forth in the definitions of ERA, ERB and ER

   Fixed Rate:                For so long as there has not been a Settlement
                              Date, 0.75%, or from and after the Settlement
                              Date, 0.40% per annum.

   Fixed Amount
   Period End Dates:          Each monthly anniversary of the Effective Date,
                              beginning [_______, 2003] and ending on the Termination Date.

   Fixed Amount
   Payment Dates:             For each Fixed Amount Calculation Period, the
                              [fifth] Currency Business Day following the Fixed
                              Amount Period End Date for such Calculation
                              Period.

   Fixed Rate Day Count
   Fraction:                  Actual/365.

   Minimum Fixed Amount:      If the Fixed Amount in respect of any Fixed Amount
                              Payment Date would, absent this provision, be less than an amount calculated at the rate of 0.25% per annum in respect of the Initial Investment (the
                              "Minimum Fixed Amount"), such Fixed Amount shall equal the Minimum Fixed Amount.

2.   ASSET LIQUIDATION:

Asset Liquidation        :    The earlier of (i) the Exercise Date (if any) and
Commencement Date             (ii) any Exchange Business Day on or prior to the
                              Expiration Date on which AIGFP notifies the Fund in writing (copied to the Fund Manager) that (i) a Non-NAV Trigger Event has occurred and is continuing or (ii) NAVFet or NAVFb is or was on any day "t" less than the quotient of Zt divided by ht (the "NAV TRIGGER EVENT" and, together with a Non-NAV Trigger Event, a "TRIGGER EVENT").

                              AIGFP shall notify the Fund in writing (copied to the Fund Manager) within five Currency Business Days of it having actual knowledge of the occurrence of an NAV Trigger Event.

Liquidation of Fund      :    On the Asset Liquidation Commencement Date, the
Assets                        Fund Manager shall immediately commence
                              liquidation of the Equity Allocation and the Bond
                              Allocation (the "ASSET LIQUIDATION") for purposes of completing such liquidation at the earliest practicable date (without, for the avoidance of doubt, taking into account market conditions or the potential that delaying the liquidation in whole or in part might result in greater liquidation proceeds); provided that, without limiting the foregoing, if the Fund Manager determines that the Fund cannot promptly sell one or more assets in the Equity Allocation and/or
                              Bond Allocation, the Fund Manager shall
                              immediately notify AIGFP of such fact and shall consult with AIGFP for purposes of determining how to sell such asset(s) as promptly as practicable.
                              The date on which all of such assets have been liquidated and the proceeds have been received by the Fund is referred to herein as the "ASSET
                              LIQUIDATION COMPLETION DATE".

                              The amount of cash received by the Fund pursuant to such liquidation, net of any expenses reasonably incurred in connection with the Asset Liquidation (but not net of any other expenses or liabilities of the Fund), together with any other cash held by the Fund from time to time (including interest on cash balances received by the Fund through the Required Treasury Zero Settlement
                              Date), shall be referred to herein as the "AVAILABLE CASH AMOUNT".

3.   REQUIRED TREASURY ZEROS AND ADDITIONAL TREASURY ZEROS:

Required Treasury Zones  :    Unless the Asset Liquidation Date is the Exercise
                              Date, the Fund shall purchase the Required
                              Treasury Zeros as provided in the Section 3.(3)

                              On the Asset Liquidation Commencement Date, the Calculation Agent shall determine the amount of Treasury Zeros (the "REQUIRED TREASURY ZEROS") such that the Required Treasury Zeros, when aggregated with any Treasury Zeros in the Zeros Account as of the Asset Liquidation Commencement Date, would result in the Zeros Account holding Treasury Zeros (including the Required Treasury Zeros) having a face amount equal to the product of (i) ct times (ii) Gt, as determined on the Asset Liquidation Commencement Date; provided that such face amount shall be reduced by the Non-Market Risk Face Reduction Amount, if any, as determined by


---------------
(3) [N.B. Provisions to be modified to take into account the possibility that the Asset Liquidation Commencement Date occurs so close to the Expiration Date, that there are no Treasury Zeros available (due to the short time to maturity).]

                              the Calculation Agent in good faith and a commercially reasonable manner on or prior to the Asset Liquidation Settlement Date.

                              For such purposes:

                              "NON-MARKET RISK FACE REDUCTION AMOUNT" means the quotient of:

                              (i) the amount of any Required Treasury Zeros Settlement Date Shortfall (as defined below) that is directly or indirectly attributable to any cause other than fluctuations in the market value of the assets of the Fund, including, without limitation, to any Fund Adverse Conduct (as defined below), to any Excluded Liabilities (as defined below) or to any breach of the Expense Limitation Agreement, divided by
                                              ----------

                              (ii)  P(t) (as defined in Annex A) as of the
                                                        -------
                                    Required Treasury Zeros Settlement Date.

                              "REQUIRED TREASURY ZEROS SETTLEMENT DATE
                              SHORTFALL" means, as of the Required Treasury Zeros Settlement Date, the amount, if any, of the shortfall between the Available Cash Amount and the Required Treasury Zeros Purchase Price (as defined below).

                              "FUND ADVERSE CONDUCT" means any act or omission on the part of the Fund, the Fund Manager or any of their representatives or agents that constitutes negligence, recklessness, bad faith or willful misconduct, including by way of example only and not intended as an exhaustive list, (i) the Fund Manager causing the Fund to violate the Investment Criteria or the Reporting Obligations (as defined in Annex B) or (ii) in connection with
                                             -------
                              any redemption of Shares, any dilution of remaining outstanding Shares resulting from [the failure of the Fund or the Fund Manager to satisfy their respective statutory or fiduciary obligations to holders of Shares to limit dilution resulting from the redemption of Shares].

                              "EXCLUDED LIABILITIES" means all expenses and liabilities of every kind of the Fund other than those permitted pursuant to the Expense Limitation Agreement; without limiting the foregoing, Excluded Liabilities include expenses related to the Fund's indemnification obligations and fees and expenses of the Fund relating to suits and settlements.

Required Treasury Zeros  :    The lesser of (i) the aggregate amount paid by
Settlement Price              AIGFP to purchase the Required Treasury Zeros
                              plus, in the case of any such purchase that settles prior to the Required Treasury Zeros
                              Settlement Date, interest on the respective purchase price from the date such purchase price is paid to the Required Treasury Zeros Settlement
                              Date (accrued and compounded daily at overnight
                              LIBOR as determined by the Calculation Agent) (the
                              "REQUIRED TREASURY ZEROS PURCHASE PRICE") and (ii) the Available Cash Amount.

Required Treasury Zeros  :    The Business Day following the Asset Liquidation
Settlement Date               Completion Date.

Required Treasury Zeros  :    On the Required Treasury Zeros Settlement Date,
Settlement                    the Fund shall pay the Required Treasury Zeros
                              Settlement Price to AIGFP against delivery by AIGFP of the Required Treasury Zeros.

                              The obligation of AIGFP to deliver the Required Treasury Zeros on the Required Zeros Settlement Date is subject to and conditioned on (i) the Fund delivering the Required Treasury Zeros Settlement Price against receipt of the Required Treasury Zeros and (ii) the Fund effecting the Asset Liquidation as required under "Liquidation of Fund Assets" above.

Additional Treasury      :    If the Available Cash Amount on the Required Zeros
Zeros                         Settlement Date is greater than the Required
                              Treasury Zeros Purchase Price (the difference being the "EXCESS FUNDS"), the Fund shall apply the Excess Funds to the purchase, from AIGFP (or an affiliate), of additional Treasury Zeros at market prices (as determined by the Calculation
                              Agent in good faith and a commercially reasonable manner), for settlement on the following Business
                              Day; provided that, to the extent of any accrued but unpaid expenses permitted under the Expense
                              Limitation Agreement, an equivalent amount of the Excess Funds shall be invested in cash equivalents pending payment of such expenses).

4.   EXERCISE AND SETTLEMENT:

Expiration Time          :    4:00 p.m. (New York time).

Expiration Date          :    The Termination Date.

Exercise Date            :    The Expiration Date if, but only if, NAVF(t) is
                              Less than G(t) (each as of the Business Day following the Exercise Date), in which case the Exercise Date shall be deemed to occur on the Expiration Date. If the Exercise Date is not so deemed to occur on the Expiration Date, AIG-FP shall have no further obligation hereunder.

Settlement Date          :    The [fifth] Business Day following the Termination
                              Date.

Cash Settlement on the   :    On the Settlement Date the Transaction shall be
Settlement Date               cash settled by AIG-FP, which shall be obligated
                              to pay to the Fund on the Settlement Date an amount (the "NET CASH SETTLEMENT AMOUNT") equal to the (i) G(t) minus NAVF(t) (each as of the Business Day following the Exercise Date), minus
                              (ii) the Non-Market Risk Cash Settlement Reduction
                              Amount, if any.

                              For such purposes:

                                "NON-MARKET RISK CASH SETTLEMENT REDUCTION
                                AMOUNT" means an amount, as determined by the Calculation Agent in good faith and a commercially reasonable manner on or prior to the Settlement Date, equalto the amount of any Settlement Date Shortfall (asdefined below) that is directly or indirectly attributable to any cause (whether arising or occurring before of after any Liquidation Commencement Date) other than fluctuations in the market value of the assets of the Fund, including, without limitation, attributable to (i) any Fund Adverse Conduct, (ii) any Excluded Liabilities (whether incurred before or after the Asset
                                Liquidation Commencement Date), (iii) any breach of the Expense Limitation Agreement, or (iv) any cause giving rise to a Non-Market Risk Face Reduction Amount.

                                "SETTLEMENT DATE SHORTFALL" means, as of the Settlement Date, the amount of the shortfall, as of the Settlement Date, between G(t) and NAVF(t) (each as of the Business Day following the Exercise Date).

                              The obligation of AIGFP to deliver the Net Cash Settlement Amount on the Settlement Date is subject to and conditioned on the Fund having effected the Asset Liquidation as required under "Liquidation of Fund Assets" above; provided that, for the avoidance of doubt, it shall not be such a condition to AIGFP's obligation that the Asset Liquidation Date occur prior to the Settlement Date if the Fund Manager shall have commenced the Asset Liquidation immediately on the Asset Liquidation Commencement Date and shall have taken prior to the Settlement Date, and shall continue to take on the Settlement Date, all necessary steps to effect the Asset Liquidation at the earliest practicable date.

4.   CERTAIN OBLIGATIONS:

 Fund Allocation         :    On each Exchange Business Day "t" during the Term
 Conditions                   of the Transaction, each of the following
                              conditions (the "FUND ALLOCATION CONDITIONS") must be satisfied by the Fund. The terms used below shall have the meanings specified in Annex A. For the avoidance of any doubt, all the Fund
                              Allocation Conditions must be verified after re-balancing.

                              1. If NAVE(e)(t) is greater than Ra(t), the Equity
                                 Allocation shall be reduced such that
                                 NAVE(e)(t) is less than or equal to Rat (with NAVE(e)(t) recalculated taking into account the Reduction in the Equity Allocation).

                              2. If NAVZ(t) is less than Sa(t), the Bond
                                 Allocation shall be reduced such that NAVZ(t) is greater than or equal to Sat (with NAVZ(t) and NAVB(t) recalculated taking into account the reduction in the Bond Allocation).

                              In the event that AIGFP determines at any time that the Fund Allocation Conditions have been breached (including in connection with an Intra-Day Report prepared by the Fund Manager or AIGFP as provided below), it shall notify the Fund Manager of such breach; provided, however, that AIGFP shall not have any obligation to investigate or otherwise determine whether such a breach has occurred. If such notice is received by the Fund Manager by not later than [1:00] [3:00] p.m. (New

                              York time) on an Exchange Business Day, the Fund Manager shall cure such breach by not later than [5:00] p.m. (New York time) on the same Exchange Business Day. If such notice is received by the Fund Manager after [1:00] [3:00] p.m. (New York time) on an Exchange Business Day or on a day which is not an Exchange Business Day then such notice shall be deemed to have been received by the Fund Manager on the next following Exchange Business Day and the Fund Manager shall cure such breach by not later than [5:00] p.m. (New York time) on such day on which the notice is deemed received. The Fund Manager shall deliver a notice in writing to AIGFP confirming that the breach has been cured and giving details of the action taken, promptly following such cure.

Non-NAV Trigger Events   :    Non-NAV Trigger Events shall be defined as set
and Curative Steps            forth in Annex B.
                                       --------

                              Notwithstanding any other provision hereof, if a Non-NAV Trigger Event has occurred and is continuing, or an event has occurred and is continuing that, if not cured or waived prior to the expiration of the applicable cure period, would give rise to a Non-NAV Trigger Event specified in paragraph [(b), (c), (e), (i), (j) or
                              (l)] (a "POTENTIAL NON-NAV TRIGGER EVENT"), then upon becoming aware of such Non-NAV Trigger Event or Potential Non-NAV Trigger Event, the Fund Manager shall immediately notify AIGFP of such Non-NAV Trigger Event or Potential Non-NAV Trigger Event.

                              Such notice shall include, in the case of a Potential Non-NAV Trigger Event, a description of the manner in which the Fund Manager intends to cure such Potential Non-NAV Trigger Event prior to the expiration of the applicable cure period ("CURATIVE STEPS"), the assessment of the Fund Manager of the likelihood of success in curing such Potential Non-NAV Trigger Event, the time the Fund Manager expects to elapse before such Potential Non-NAV Trigger Event is cured, and such other information as AIGFP may reasonably request. Upon sending such notice to AIGFP, the Fund Manager shall immediately take the Curative Steps set forth in such notice, until the Potential Non-NAV Trigger Event has been cured, unless and until such time as

                              AIGFP notifies the Fund Manager that it objects to such Curative Steps, in which case the Fund Manager shall immediately cease the implementation of such Curative Steps. AIGFP shall only object to such Curative Steps if in the AIGFP's reasonable judgment, they are not consistent with this Confirmation or are not likely to be an effective cure of the Potential Non-NAV Trigger Event within the applicable cure period. If AIGFP objects to any Curative Steps, AIGFP and the Fund Manager shall each make reasonable efforts to work with the other to mutually agree upon alternative Curative Steps that would be consistent with this Confirmation and are likely to be an effective cure within the applicable cure period.

                              If a Potential Non-NAV Trigger Event or Non-NAV Trigger Event has occurred and is continuing, the Fund Manager, upon becoming aware thereof, shall not permit the Fund to acquire any additional investments as part of the Equity Allocation.

Information from the
Custodian and Fund Manager:   The Fund shall use its best efforts to cause the
                              Custodian to provide to each of the Fund Manager and AIGFP, not later than 7:00 p.m. (New York time) on each Exchange Business Day, the information required to be delivered by the Fund
                              Manager on the next Exchange Business Day pursuant to clause (i) opposite "Daily Reporting
                              Obligations".

                              The Fund shall use its best efforts to cause the Fund Manager to process, on a same-day basis, [DESCRIBE FUNDS FLOW INFORMATION], so that such information will be reflected in the information provided by the Custodian as required by clause
                              (i) opposite "Daily Reporting Obligations.

Daily  Reporting              By not later than 10:00 a.m. (New York time) (the
Obligations:                  "DAILY REPORTING TIME") on each Exchange Business
                              Day during the Term of this Transaction (each, a "DAILY REPORTING DAY") the Fund Manager shall deliver to AIGFP a report, in such form as shall from time to time be agreed between AIGFP and the Fund Manager (each, a "DAILY REPORT"):

                              (i) giving details, using information available as at 7:00 p.m. (New York time) on the Exchange

                                    Business Day next preceding such
                                    Daily Reporting Day, of the value of each of
                                    the Inputs listed in Part 1 of Annex A
                                                         -----------------
                                    (where such Daily Reporting Day shall be deemed "t"), as provided to the Fund Manager by the Custodian;

                              (ii) giving the value of the Market Levels listed in Part 2 of Annex A (where such Daily
                                       -----------------
                                    Reporting Day shall be deemed "t"); and

                              (iii) giving the value of each of the Outputs
                                    listed in Part 3 of Annex A (where such
                                    Daily Reporting Day shall be deemed "t");
                                    and

                              (iv) confirming that as of the Daily Reporting Time all of the Fund Allocation Conditions were complied with; provided that if such confirmation cannot be made, [either (a) proposing a reallocation of assets among the Equity Allocation, Bond Allocation and
                                    Zeros Allocation, to be effected on the day of the Daily Report, such that, following such reallocation, such confirmation can be given or (b) confirming that a NAV Trigger Event has occurred].

                              Not later than 12:00 noon (New York time) on any Exchange Business Day (or, if the Daily Report for such Exchange Business Day is not delivered by 10:00 a.m. (New York time) on such Exchange Business Day as required, two hours following such delivery), AIGFP may deliver notice (a "DAILY REPORT OBJECTION NOTICE") to the Fund Manager (with a copy to the Fund Manager) that it does not agree with the Daily Report for such Exchange Business Day, specifying the basis for its disagreement by reference to the terms and application of the respective formulae constituting part of the Fund Allocation Conditions. If AIGFP delivers a Daily Report Objection Notice, the Fund Manager and AIGFP shall confer with one another and make reasonable efforts to resolve the respective disagreement. In the absence of such agreement by 1:00 p.m. (New York time) on such Exchange Business Day, AIGFP's determination of the application of the Fund Allocation Conditions shall govern.

Intra-Day  Reporting          On any Exchange Business Day during the Term of
Obligations:                  this Transaction, upon the request of AIGFP to the
                              Fund Manager at any time (the "INTRA-DAY REPORTING
                              TIME"), which request may be made telephonically
                              provided it is
                              followed on the same Exchange Business Day by
                              facsimile confirmation, the Fund Manager shall
                              deliver to AIGFP not later than one hour following
                              the Intra-Day Reporting Time, a report (each, an
                              "INTRA-DAY REPORT") that is in the form and
                              contains the information and confirmations
                              required for the Daily Report for such Exchange
                              Business Day, provided that the Market Levels
                              listed in Part 2 of Annex A shall be determined as
                                        -----------------
                              of the Intra-Day Reporting Time.

                              Not later than two hours following delivery of any Intra-Day Report, AIGFP may deliver notice (an "INTRA-DAY REPORT OBJECTION NOTICE") to the Fund Manager (with a copy to the Fund Manager) that it does not agree with such Intra-Day Report, specifying the basis for its disagreement by reference to the terms and application of the respective formulae constituting part of the Fund Allocation Conditions. If AIGFP delivers an Intra-Day Report Objection Notice, AIGFP's determination of the application of the Fund Allocation Conditions shall govern.

                              On any Exchange Business Day, in lieu of requesting an Intra-Day Report from the Fund Manager, AIGFP may itself produce an Intra-Day Report, and if AIGFP does so, then its determination of the application of the Fund Allocation Conditions based on such Intra-Day Report shall govern.

Monthly  Reporting            On the second Exchange Business Day of each
Obligations:                  calendar month during the Term of this Transaction
                              the Fund Manager shall deliver to AIGFP a report, in such form as shall from time to time be agreed between AIGFP and the Fund Manager (each, a "MONTHLY REPORT"):

                              (i) giving details, using information available as at 7:00 p.m. (New York time) on the final Exchange Business Day of the next preceding calendar month, of:

                                  (a) the composition of the Equity Allocation, demonstrating compliance with each of the thresholds set forth in the Equity Allocation Management Guidelines as of the final Exchange Business Day of the next preceding calendar month; and

                                  (b)  the composition of the Bond Allocation,
                                       demonstrating compliance with each of the thresholds set forth in the Bond Allocation Management Guidelines as of the final Exchange Business Day of the next preceding calendar month; and

                              (ii) certifying that as of such final Exchange Business Day the Equity Allocation Management Guidelines and the Bond Allocation Management Guidelines were complied with.

Additional Reporting          On any Exchange Business Day during the Term of
Obligations:                  this Transaction, upon the request of AIGFP, the
                              Fund Manager shall deliver to AIGFP not later than 5:00 p.m. (New York time) on the following
                              Exchange Business Day, a report (each, an
                              "ADDITIONAL REPORT") such information as reasonably requested by AIGFP in connection with determinations and calculations made by it hereunder or otherwise in connection with the Transaction, including without limitation information concerning individual positions or transactions comprising or related to the Equity
                              Allocation, Bond Allocation and Zero Allocation.

5.   OTHER TERMS:

Calculation Agent:            AIGFP.

Exchange Business Days:       New York Stock Exchange.

Currency Business Days:       New York.

Additional Representations:   Each of the parties hereto represents and warrants
                              to the other that (i) it is acting for its own account, and it has made its own independent decisions to enter into this Transaction and as to whether this Transaction is appropriate or proper for it based upon its own judgment and upon advice from such advisers as it has deemed necessary,
                              (ii) it is not relying on any communication
                              (written or oral) of the other party as investment advice or as a recommendation to enter into this Transaction, it being understood that information and explanations related to the terms and conditions of this Transaction shall not be considered investment advice or a recommendation to enter into this Transaction, (iii) no communication (written or oral) received from the other party shall be deemed to be an assurance or guarantee as to the expected results of this Transaction, (iv) it is capable of assessing the merits of and understanding (on its own behalf or through independent professional advice), and understands and accepts the terms, conditions and risks of this Transaction and is also capable of assuming, and assumes, the risks of this Transaction, and (v) the other party is not acting as a fiduciary for, or an adviser to, it in respect of this Transaction.

Governing Law :               New York law.

Documentation :               The  Agreement.

Credit Support Document:      The Guarantee of AIG provided by AIGFP (in the
                              form of the Appendix to the Schedule to the Agreement).

Payment Instructions          For [USD]
                              ---------
  for AIGFP:                  [ ]

Payment Instructions
for the Fund:                 Please advise.

AIGFP-Settlements:            [ ]

                              Please confirm that the foregoing correctly sets forth the terms of our agreement with respect to this Transaction by signing in the space provided below and returning a copy of the executed Confirmation to William Shirley, Counsel at AIG Financial Products Corp.

                              It has been a pleasure working with you on this transaction, and we look forward to working with you again in the future.


                                          Yours sincerely,
                                          AIG Financial Products Corp.


                                          By:
                                              ----------------------------------
                                          Name:
                                          Title:

Agreed and accepted by:
[NAME OF FUND]



By:
      ----------------------------------
Name:
Title:

Agreed and accepted by:
[NAME OF FUND MANAGER]



By:
      ----------------------------------
Name:
Title:

                                     ANNEX A

                     FUND ALLOCATION CONDITIONS DEFINITIONS



t means each Exchange Business Day from but excluding the Effective Date to and including the Termination Date.

b means, in respect of t, the Exchange Business Day preceding t, and the "close of b" means [7:00] p.m. on b.

PART 1 - INPUTS
---------------

SO(A);(t)      means, in respect of t, the number of Class A Shares Outstanding at the close of b.

SO(B);(t)      means, in respect of t, the number of Class B Shares Outstanding at the close of b.

SO(C);(t)      means, in respect of t, the number of Class C Shares Outstanding at the close of b.

NAVU(A);(t)    means, in respect of t, the NAV of each Class A Share at the close of b.(4)

NAVU(B);(t)    means, in respect of t, the NAV of each Class B Share at the close of b.

NAVU(C);(t)    means, in respect of t, the NAV of each Class C Share at the close of b.

d(A);(t) means, in respect of t, the amount of distributions on each Class A Share that are ex-dividend on b.

D(B);(t) means, in respect of t, the amount of distributions on each Class B Share that are ex-dividend on b.

D(C);(t) means, in respect of t, the amount of distributions on each Class C Share that are ex-dividend on b.

GU(A);(t)      means, in respect of t, GU(A;b) / (1 + (d(A;t) / NAVU(A;t)));
               provided that for purposes of determining GU(A;t) on the initial day "t" (the Exchange Business Day following the Effective Date),
               GUA;b shall be deemed to be NAVU(A;0) (as defined in Section 1 of this Confirmation).

GU(B);(t)      means, in respect of t, GU(B;b) / (1 + (d(B;t) / NAVU(B;t)));
               provided that for purposes of determining GU(B;t) on the initial day "t" (the Exchange Business Day following the Effective Date),
               GUB;b shall be deemed to be NAVU(B;0) (as defined in Section 1 of this Confirmation).


---------------
(4) TBD: How NAVs will be established (i.e., what pricing services/methods will be used to price underlying assets). To the extent that subjective valuations are contemplated, we will need to discuss the consequence of a disagreement regarding such a valuation.

GU(C);(t)      means, in respect of t, GU(C;b) / (1 + (d(C;t) / NAVU(C;t)));
               provided that for purposes of determining GU(C;t) on the initial day "t" (the Exchange Business Day following the Effective Date),
               GUC;b shall be deemed to be NAVU(C;0) (as defined in Section 1 of this Confirmation).

ER(A) means [___]%, which represents the total net operating expense ratio, assuming the occurrence of a Settlement Date and permanent allocation to the Zeros Allocation, for Class A Shares; provided that if SOA;t equals zero, ERA shall equal zero.

ER(B) means [___]%, which represents the total net operating expense ratio, assuming the occurrence of a Settlement Date and permanent allocation to the Zeros Allocation, for Class B Shares; provided that if SO(B;t) equals zero, ERB shall equal zero.

ER(C) means [___]%, which represents the total net operating expense ratio, assuming the occurrence of a Settlement Date and permanent allocation to the Zeros Allocation, for Class C Shares; provided that if SO(C;t) equals zero, ERC shall equal zero.

T means, in respect of t, the number of calendar days between t and the Termination Date.

AL(t)
               means, in respect of t, the sum of all liabilities of the Fund as of the close of b not taken into account in the determination of NAVE(t), NAVB(t) or NAVZ(t)

NAVE(t) means, in respect of t, the net asset value at the close of b of the Equity Allocation as determined by the Custodian.

NAVB(t) means, in respect of t, the net asset value at the close of b of the Bond Allocation as determined by the Custodian.

NAVZ(t) means, in respect of t, the net asset value at the close of b of the Zeros Allocation as determined by the Custodian.

Bh(t)          means, in respect of t, 0.950.

Sh(t)          means, in respect of t, 0.975.

HV(t) means, in respect of t, the annualized historical volatility of the Equity Allocation for the period starting 60 Exchange Business Days prior to b and ending on b, calculated by the Fund [using weights based on the composition of the Equity Allocation at the close of t. With the agreement of the Calculation Agent, HVt may be computed based on the volatility of the reported value of the Equity Allocation adjusted for any sales or purchases of the assets constituting the Equity Allocation.] [TO BE REFINED]

PART 2 - MARKET LEVELS
----------------------

P(t) means, in respect of t, the offer price at or about (but not later than) [10:00 a.m.] (New York time), or such other time as the Calculation Agent may determine is appropriate or necessary, for the relevant position size, as a percentage of face amount, of a Treasury Zero selected on t by the Calculation Agent (whether or not such Treasury Zero is held in the Zeros Account on t).

A(t) means, in respect of t, the value of the Equity Allocation Benchmark at or about (but not later than) [10:00 a.m.] (NY time) (or such other time as the Calculation Agent may determine is appropriate or necessary) on t divided by the value of the Equity Allocation Benchmark at the close of b, all values expressed in USD; where "EQUITY ALLOCATION BENCHMARK" means, with respect to the Equity Allocation, the Standard & Poors 500 Stock Index or, in the event that the Calculation Agent, in its absolute discretion, determines that the Equity Allocation is not sufficiently correlated with such index, such other index or indices as the Calculation Agent, the Fund and the Fund Manager shall agree or, failing such agreement, as the Calculation Agent, acting in good faith and in a commercially reasonable manner, shall select.

PART  3  -  OUTPUTS
-------------------

NAVF(t)        means, in respect of t, NAVE(t) + NAVB(t) + NAVZ(t) - AL(t).

ER(t)          means, in respect of t, the greater of ER(A), ER(B) and ER(C).

G(t) means, in respect of t, an amount calculated as follows as of the close of b: G(t) = SO(A);(t) * GU(A);(t) + SO(B);(t) * GU(B);(t)
               + SO(C);(t) * GU(C);(t).

c(t)           means, in respect of t, 1 over ( 1 - (ER(t) / 365 )) to the power
               T.

Z(t)           means, in respect of t, the product of P(t), G(t) and c(t).

V(t) means, in respect of t: (i) if a(t) is less than or equal to 0.95, a(t), or (ii) otherwise 1.00.

B%(t)          means, in respect of t, Max[0, Min{1, (Z(t) / NAVF(e)(t)
               - Sh(t))/(Bh(t) - Sh(t))}].

S%(t)          means, in respect of t, 1- B%t.

Sa(t)          means, in respect of t, S%(t) * (NAVF(e)(t) - R(a)(t)).

H(t)           means, in respect of t, (B%(t) * Bh(t)) + (S%(t) * Sh(t)).

NAVF(e)(t)     means, in respect of t, NAVF(t) - (NAVE(t) * (1 - V(t))).

NAVE(e)(t)     means, in respect of t, NAVE(t) * V(t).

Ra(t)          means, in respect of t,

               (i)  if NAVE(e)(t) RM(t), then Ra(t) = Min(RM(t), NAVE(e)(t) -
                                         ----
                    Bt), or

               (ii) if NAVE(e)(t) RM(t) and NAVE(e)(t) RM(t) - B(t), then Ra(t) = NAVE(e)(t), or

               (iii) if NAVE(e)(t) RM(t) - B(t), then Ra(t) = Min{RM(t), g(t) * (NAVF(e)(t) - Z(t)) - B(t) / 2}.

B(t) means, in respect of t, the greater of (i) the product of [1%] and G(t), and (ii) the product of [1%] and NAVE(e)(t).

RM(t)0 means, in respect of t, Max[0, Min{NAVF(e)(t) + AL(t), g(t) * (NAVF(e)(t) - Z(t))}].

[g(t) means, in respect of t, 4.0 if HV(t) is less than or equal to 28%, or

               3.5 if HV(t) is greater than 28% but less than or equal to 32%, or

               3.0 if HV(t) is greater than 32% but less than or equal to 38%, or

               2.5 if HV(t) is greater than 38% but less than or equal to 45%, or

               2.0 if HV(t) is greater than 45% but less than or equal to 50%, or

               1.5 if HV(t) is greater than 50% but less than or equal to 70%, or

               1 if HV(t) is greater than 70%,

               provided that g(t) shall not be increased on t unless g(t) has been unchanged on each of the preceding 40 Exchange Business Days and HV(t) is less than or equal to the upper limit of the lower band for which g(t) is to be adjusted.]

                                     ANNEX B
                        NON-NAV TRIGGER EVENT DEFINITIONS

NON-NAV TRIGGER EVENT means the occurrence of any of the following events at any time on or before the Expiration Date as determined by the Calculation Agent in its good faith discretion (unless waived by AIGFP in its sole discretion):

(a) a change to the Investment Criteria or Reporting Requirements not approved in writing by AIGFP;

(b) upon receipt of notice from AIGFP of a breach of the Fund Allocation Conditions pursuant to the last paragraph under the heading "Fund Allocation Conditions", any failure by the Fund Manager to cure such breach in the manner and by the time required by such paragraph;

(c) any failure of the Fund to comply with the Equity Allocation Management Guidelines, the Bond Allocation Management Guidelines or the Reporting Requirements, unless cured by the end of the Exchange Business Day following the Exchange Business Day on which such violation occurred; provided that in the case of any violation of the Equity Allocation Management Guidelines or the Bond Allocation Management Guidelines arising as a result of the acquisition of an asset that is not an Eligible Asset or the entering into of a transaction that is not an Eligible Transaction (as such terms are defined in the respective Equity Allocation Management Guidelines or Bond Allocation Management Guidelines), such cure must be effected on the Exchange Business Day on which the Fund Manager first has knowledge of such violation (but in no circumstance later than the third Exchange Business Day following the Exchange Business Day on which such violation occurred);

(d) the termination of, or the failure of expenses incurred by the Fund to be within the limits set forth in, the Expense Limitation Agreement;

(e) the Fund has Excluded Liabilities, or any Person (other than AIGFP) asserts a claim through judicial (or, if applicable, arbitration) proceedings that the Fund has Excluded Liabilities, in excess of 5% of the assets of the Fund, provided that any such claim shall not be a Non-NAV Trigger Event if
     (i) the Calculation Agent is satisfied in good faith that such claim is frivolous or vexatious or (ii) such proceedings are dismissed within three Exchange Business Days of their commencement;

(f) Any Event of Default where the Fund is the Defaulting Party or any Termination Event where the Fund is an Affected Party;

(g) The Fund Manager resigns, the Fund Board or Fund shareholders elect to terminate the Investment Management Agreement with the Fund Manager or the Investment Management Agreement terminates and either:

     (i) any successor Fund Manager does not agree to be bound by the terms of this Agreement or is not acceptable to the AIGFP in its reasonable discretion after considering the reputation of the successor Fund Manager, its experience in managing equity funds and fixed income portfolios, its size, its financial condition, its ability to manage the Fund in accordance with the Investment Criteria and its ability to comply with the Fund Manager's obligations under this Agreement and the Transaction Documents to which it is a party; provided, that if the successor Fund Manager is the Fund Manager or an Affiliate of the Fund Manager, such successor Fund Manager shall be deemed acceptable by AIGFP; or

     (ii) notwithstanding whether a successor Fund Manager has been appointed, either:

          (A) the Fund Manager is no longer obligated to manage the Fund pursuant to the terms of the Investment Management Agreement and none of (x) a successor Fund Manager acceptable to AIGFP, (y) the Fund Manager or (z) an Affiliate of the Fund Manager has entered into an investment management agreement with the Fund; or

          (B) the termination of the Investment Management Agreement is not yet effective but the Fund Board or the Fund shareholders has indicated its intention to AIGFP, or taken any further action, to appoint a successor Fund Manager other than the Fund Manager or an Affiliate of the Fund Manager notwithstanding the fact that AIGFP has advised the Fund Board that such successor Fund Manager would not be acceptable to AIGFP based upon the standards included in clause (g)(i);

(h) The Fund Manager is no longer an Affiliate of [____]; provided that this clause (h) shall not apply in the case of the Fund Manager, in the event that the Fund Manager resigns, the Fund elects to terminate the Investment Management Agreement with the Fund Manager or the Investment Management Agreement terminates (which events shall be governed by clause (g) above).

(i) The Fund Manager breaches any obligation contemplated under the heading "Non-NAV Trigger Events and Curative Steps" above.

(j) The Fund Manager, the Fund or the Custodian fails to perform any obligation, or shall breach any covenant, under this Agreement, the Fund Manager Agreement or the Transaction Documents, or the Fund Manager otherwise breaches in any material respect any duty owed by it to the Fund or is negligent or engages in willful misconduct, in each case that does not give rise to a Non-NAV Trigger Event other than pursuant to this clause
     (k) and that the Calculation Agent determines is materially adverse to the interests of the Fund or AIGFP and such violation, if capable of being remedied, shall continue unremedied for a period of three Exchange Business Days after the Fund Manager or the Custodian, as the case may be, becomes aware of the occurrence of such failure; provided, that the Fund Manager or the Custodian, as the case may be, shall be deemed to be aware of such violation if such violation has been in existence for three Exchange Business Days;

(k) any amendment to the constitutive documents of the Fund, including the terms of the Fund's shares, or any material change to the terms of the Fund or to the procedures for the redemption of Fund's shares, in each case, which the Calculation Agent determines is materially adverse to the interests of the Fund or AIGFP; or

(l) any suspension of the calculation of the net asset value of the Fund or of redemptions of the Fund's shares for any reason, unless such suspension is fully lifted by the end of the Exchange Business Day following the Exchange Business Day on which such suspension first occurred.


In applying the cure periods set forth in this definition of Non-NAV Trigger Events, if the cure of a Potential Non-NAV Trigger Event requires the purchase or sale of one or more securities and the [principal stock exchange or inter-dealer market on which any of such securities trades] closes early on any Exchange Business Day during such cure period due to a [Market Disruption Event] (an EARLY CLOSE EXCHANGE BUSINESS DAY), the respective cure period will be automatically extended such that on the next Exchange Business Day following the Early Close Exchange Business Day, the cure period will continue for the amount of time lost on such Early Close Exchange Business Day due to such early close (the EXTENDED CURE TIME); provided, for the avoidance of doubt, that should the next Exchange Business Day following the Early Close Exchange Business Day also be an Early Close Exchange Business Day, the cure period will continue for as long as Extended Cure Time remains.

INVESTMENT CRITERIA means the Fund Allocation Conditions, Equity Allocation Management Guidelines and Bond Allocation Management Guidelines. The Fund and AIGFP acknowledge and agree that the economic intent of the Investment Criteria is to ensure that the Fund's net assets are at least equal to [Gt (the protected amount)] on the Termination Date. The Fund will not use leverage. To the extent that the instruments which the Fund is permitted to invest in have implicit, embedded or synthetic leverage, the Investment Criteria are intended to prevent the Fund Manager from using such implicit, embedded or synthetic leverage in such a manner as would materially increase the loss that the Fund would experience in the event of a decline in the Fund's net assets, compared to a fully invested portfolio that did not include such investments.

REPORTING REQUIREMENTS means that (i) each Daily Report shall be delivered as set out above under the heading "Daily Reporting Obligations" and shall be true and correct, (ii) each Intra-Day Report, if any, shall be delivered as set out above under the heading "Intra-Day Reporting Obligations" and shall be true and correct , (iii) each Monthly Report shall be delivered as set out above under the heading "Monthly Reporting Obligations" and shall be true and correct. and
(iii) each Additional Report shall be delivered as set out above under the heading "Additional Reporting Obligations" and shall be true and correct.

TRANSACTION DOCUMENTS means [______________________].

Exhibit  23(j)

                       CONSENT OF INDEPENDENT ACCOUNTANTS

We hereby consent to the incorporation by reference in this Post-Effective Amendment to the registration statement on Form N-1A ("Registration Statement") of Gartmore Variable Insurance Trust of our report dated February 6, 2002, relating to the consolidated financial statements of American International
Group, Inc. and subsidiaries ("AIG"), which appears in AIG's Annual Report on Form 10-K for the year ended December 31, 2001.


/s/

PricewaterhouseCoopers  LLP
New  York,  New  York
February  14,  2003

--------------------------------------------------------------------------------
                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Gartmore Variable Insurance Trust has duly caused this Post-Effective Amendment No. 60 to this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this fourteenth day of February, 2003.

GARTMORE  VARIABLE  INSURANCE  TRUST

By:  GERALD  J.  HOLLAND*
     ------------------------------
     Gerald  J.  Holland,  Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 60 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE FOURTEENTH DAY OF FEBRUARY, 2003.

Signature  &  Title

Principal  Executive  Officer

PAUL  J.  HONDROS*
------------------------------------------
Paul  J.  Hondros,  Trustee  and  Chairman

Principal  Accounting  and  Financial  Officer

GERALD  J.  HOLLAND*
------------------------------------------
Gerald  J.  Holland,  Treasurer

CHARLES  E.  ALLEN*
------------------------------------------
Charles  E.  Allen,  Trustee

PAULA  H.J.  CHOLMONDELEY*
------------------------------------------
Paula  H.J.  Cholmondeley,  Trustee

C.  BRENT  DEVORE*
------------------------------------------
C.  Brent  Devore,  Trustee

ROBERT  M.  DUNCAN*
------------------------------------------
Robert  M.  Duncan,  Trustee

BARBARA  HENNIGAR*
------------------------------------------
Barbara  Hennigar,  Trustee

THOMAS  J.  KERR,  IV*
------------------------------------------
Thomas  J.  Kerr,  IV,  Trustee

DOUGLAS  F.  KRINDLER*
------------------------------------------
Douglas  F.  Kridler,  Trustee

ARDEN  L.  SHISLER*
------------------------------------------
Arden  L.  Shisler,  Trustee

DAVID  C.  WETMORE*
------------------------------------------
David  C.  Wetmore,  Trustee

*BY:
     ELIZABETH  A.  DAVIN
     ------------------------------------------
     Elizabeth  A.  Davin,  Attorney-In  Fact

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